Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	HEALTH MANAGEMENT ASSOCIATES INC
Entity Central Index Key	0000792985

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Net revenue before the provision for doubtful accounts																	$ 5,804,451	$ 5,092,166	$ 4,536,106
Provision for doubtful accounts																	(716,856)	(624,753)	(553,639)
Net revenue	1,388,647	[1],[2]	1,219,622	[1],[3]	1,224,566	[1],[4]	1,254,760	[1]	1,182,603	[1],[5]	1,093,620	[1]	1,082,195	[1]	1,108,995	[1]	5,087,595	4,467,413	3,982,467
Salaries and benefits																	2,302,844	2,016,967	1,779,440
Supplies																	776,598	703,426	637,663
Rent expense																	154,279	122,983	100,990
Other operating expenses																	1,067,980	892,465	788,051
Medicare and Medicaid HCIT incentive payments																	(39,982)
Depreciation and amortization																	267,900	241,873	234,883
Interest expense																	222,747	211,673	217,938
Gain on early extinguishment of debt, net																			(16,202)
Write-offs of deferred debt issuance costs and related other	24,600																24,595		444
Other																	(1,771)	(8,797)	(4,980)
Total expenses and other, net																	4,775,190	4,180,590	3,738,227
Income from continuing operations before income taxes																	312,405	286,823	244,240
Provision for income taxes																	(106,071)	(101,049)	(82,937)
Income from continuing operations	37,748	[1],[2]	49,704	[1],[3]	56,916	[1],[4]	61,966	[1]	46,212	[1],[5]	40,006	[1]	46,068	[1]	53,488	[1]	206,334	185,774	161,303
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes (see Notes 4 and 10)	(1,227)	[1],[2]	255	[1],[3]	(1,583)	[1],[4]	146	[1]	(12,976)	[1],[5]	(126)	[1]	(355)	[1]	(69)	[1]	(2,409)	(13,526)	2,638
Consolidated net income	36,521	[1],[2]	49,959	[1],[3]	55,333	[1],[4]	62,112	[1]	33,236	[1],[5]	39,880	[1]	45,713	[1]	53,419	[1]	203,925	172,248	163,941
Net income attributable to noncontrolling interests																	(25,215)	(22,179)	(25,759)
Net income attributable to Health Management Associates, Inc.	$ 30,847	[1],[2]	$ 43,728	[1],[3]	$ 48,611	[1],[4]	$ 55,524	[1]	$ 28,179	[1],[5]	$ 35,293	[1]	$ 39,657	[1]	$ 46,940	[1]	$ 178,710	$ 150,069	$ 138,182
Basic
Continuing operations	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.2	[1],[4]	$ 0.22	[1]	$ 0.17	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.72	$ 0.66	$ 0.55
Discontinued operations					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.19	[1],[4]	$ 0.22	[1]	$ 0.12	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.61	$ 0.56
Diluted
Continuing operations	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.2	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.16	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.65	$ 0.55
Discontinued operations					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.19	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.11	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.7	$ 0.6	$ 0.56
Weighted average number of shares outstanding:
Basic	252,175	[1],[2]	252,157	[1],[3]	251,765	[1],[4]	250,038	[1]	248,600	[1],[5]	248,526	[1]	248,390	[1]	247,555	[1]	251,541	248,272	245,381
Diluted	256,032	[1],[2]	255,124	[1],[3]	255,235	[1],[4]	253,727	[1]	252,372	[1],[5]	250,972	[1]	251,198	[1]	249,867	[1]	255,037	251,106	246,965

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.
[6]	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Consolidated net income	$ 203,925	$ 172,248	$ 163,941
Components of other comprehensive income (loss) before income taxes attributable to: Interest rate swap contract
Changes in fair value	47,735	(17,646)	85,923
Reclassification adjustments for amortization of expense into net income	10,384
Net activity attributable to the interest rate swap contract	58,119	(17,646)	85,923
Available-for-sale securities
Unrealized gains (losses) on available-for-sale securities, net	(117)	2,473	2,086
Adjustments for net (gains) losses reclassified into net income	(1,020)	(2,143)
Net activity attributable to available-for-sale securities	(1,137)	330	2,086
Other comprehensive income (loss) before income taxes	56,982	(17,316)	88,009
Income tax (expense) benefit related to items of other comprehensive income (loss)	(21,298)	6,434	(38,337)
Other comprehensive income (loss), net	35,684	(10,882)	49,672
Total consolidated comprehensive income	239,609	161,366	213,613
Total comprehensive income attributable to noncontrolling interests	(25,215)	(22,179)	(25,759)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$ 214,394	$ 139,187	$ 187,854

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 64,143	$ 101,812
Available-for-sale securities	122,277	57,327
Accounts receivable, less allowances for doubtful accounts of $578,972 and $495,486 at December 31, 2011 and 2010, respectively	903,517	759,131
Supplies, at cost (first-in, first-out method)	156,529	137,214
Prepaid expenses	59,066	46,867
Prepaid and recoverable income taxes	61,756	44,961
Restricted funds	28,289	39,684
Assets of discontinued operations	14,561	11,384
Total current assets	1,410,138	1,198,380
Property, plant and equipment:
Land and improvements	249,842	201,278
Buildings and improvements	2,848,185	2,431,910
Leasehold improvements	259,048	200,538
Equipment	1,565,236	1,332,064
Construction in progress	164,185	99,645
Gross property, plant and equipment	5,086,496	4,265,435
Accumulated depreciation and amortization	(1,823,324)	(1,602,488)
Net property, plant and equipment	3,263,172	2,662,947
Restricted funds	96,244	51,067
Goodwill	999,380	909,470
Deferred charges and other assets	235,255	88,221
Total assets	6,004,189	4,910,085
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	198,120	172,501
Accrued payroll and related taxes	80,281	83,286
Accrued expenses and other liabilities	368,790	226,125
Due to third party payors	20,658	11,921
Deferred income taxes	50,466	27,052
Current maturities of long-term debt and capital lease obligations	85,509	34,745
Total current liabilities	803,824	555,630
Deferred income taxes	234,080	157,177
Long-term debt and capital lease obligations, less current maturities	3,489,489	2,983,719
Other long-term liabilities	491,037	478,586
Total liabilities	5,018,430	4,175,112
Redeemable equity securities	200,643	201,487
Stockholders' equity:
Preferred stock, $0.01 par value, 5,000 shares authorized, none issued
Common stock, Class A, $0.01 par value, 750,000 shares authorized, 254,156 shares and 250,880 shares issued at December 31, 2011 and 2010, respectively	2,542	2,509
Accumulated other comprehensive income (loss), net of income taxes	(95,440)	(131,124)
Additional paid-in capital	156,859	123,040
Retained earnings	705,180	526,470
Total Health Management Associates, Inc. stockholders' equity	769,141	520,895
Noncontrolling interests	15,975	12,591
Total stockholders' equity	785,116	533,486
Total liabilities and stockholders' equity	$ 6,004,189	$ 4,910,085

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowances for doubtful accounts receivable	$ 578,972	$ 495,486
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	0	0
Common stock, Class A, par value	$ 0.01	$ 0.01
Common stock, Class A, shares authorized	750,000	750,000
Common stock, Class A, shares issued	254,156	250,880

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]	Total
Balances, value at Dec. 31, 2008	$ 2,442	$ (169,914)	$ 108,374	$ 238,219	$ 106,690	$ 285,811
Balances, shares at Dec. 31, 2008	244,221
Net income				138,182	25,759	163,941
Unrealized gains (losses) on available-for-sale securities and reclassifications into net income, net		1,351				1,351
Change in fair value of interest rate swap contract and amortization of expense into net income, net		48,321				48,321
Exercises of stock options and related tax matters, value	16		10,734			10,750
Exercises of stock options and related tax matters, shares	1,632					1,632
Issuances of deferred stock and restricted stock and related tax matters, value	27		(1,376)			(1,349)
Issuances of deferred stock and restricted stock and related tax matters, shares	2,664
Stock-based compensation expense			10,867			10,867
Distributions to noncontrolling shareholders					(29,227)	(29,227)
Incremental costs of certain transactions with noncontrolling shareholders			(1,054)			(1,054)
Restructuring of a joint venture with Novant Health, Inc., net (see Note 4)			(31,014)		(28,206)	(59,220)
Reclassification to redeemable equity securities					(68,571)	(68,571)
Balances, value at Dec. 31, 2009	2,485	(120,242)	96,531	376,401	6,445	361,620
Balances, shares at Dec. 31, 2009	248,517
Net income				150,069	22,179	172,248
Unrealized gains (losses) on available-for-sale securities and reclassifications into net income, net		221				221
Change in fair value of interest rate swap contract and amortization of expense into net income, net		(11,103)				(11,103)
Exercises of stock options and related tax matters, value	11		11,328			11,339
Exercises of stock options and related tax matters, shares	1,094					1,094
Issuances of deferred stock and restricted stock and related tax matters, value	13		(3,185)			(3,172)
Issuances of deferred stock and restricted stock and related tax matters, shares	1,269
Stock-based compensation expense			18,366			18,366
Distributions to noncontrolling shareholders					(19,598)	(19,598)
Noncontrolling shareholder interests in an acquired business					3,565	3,565
Balances, value at Dec. 31, 2010	2,509	(131,124)	123,040	526,470	12,591	533,486
Balances, shares at Dec. 31, 2010	250,880
Net income				178,710	25,215	203,925
Unrealized gains (losses) on available-for-sale securities and reclassifications into net income, net		(741)				(741)
Change in fair value of interest rate swap contract and amortization of expense into net income, net		36,425				36,425
Exercises of stock options and related tax matters, value	16		16,237			16,253
Exercises of stock options and related tax matters, shares	1,563					1,563
Issuances of deferred stock and restricted stock and related tax matters, value	17		(7,587)			(7,570)
Issuances of deferred stock and restricted stock and related tax matters, shares	1,713
Stock-based compensation expense			25,169			25,169
Distributions to noncontrolling shareholders					(25,394)	(25,394)
Noncontrolling shareholder interests in an acquired business					3,563	3,563
Balances, value at Dec. 31, 2011	$ 2,542	$ (95,440)	$ 156,859	$ 705,180	$ 15,975	$ 785,116
Balances, shares at Dec. 31, 2011	254,156

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net income	$ 203,925	$ 172,248	$ 163,941
Adjustments to reconcile consolidated net income to net cash provided by continuing operating activities:
Depreciation and amortization	274,526	248,583	241,683
Amortization related to interest rate swap contract	10,384
Fair value adjustment related to interest rate swap contract	5,979
Provision for doubtful accounts	716,856	624,753	553,639
Stock-based compensation expense	25,169	18,366	10,867
Losses (gains) on sales of assets, net	1,325	(711)	(1,228)
Gains on sales of available-for-sale securities, net	(518)	(4,328)	(1,384)
Gain on early extinguishment of debt, net			(16,202)
Write-offs of deferred debt issuance costs	24,045		444
Deferred income tax expense	79,159	20,311	90,467
Changes in assets and liabilities of continuing operations, net of the effects of acquisitions:
Accounts receivable	(870,898)	(731,607)	(595,780)
Supplies	(3,108)	(14,250)	(3,917)
Prepaid expenses	(8,271)	(6,393)	(348)
Prepaid and recoverable income taxes	(18,987)	31,020	881
Deferred charges and other long-term assets	(5,785)	5,382	(12,025)
Accounts payable	23,380	31,699	(21,296)
Accrued expenses and other liabilities	87,431	27,370	27,690
Equity compensation excess income tax benefits	(2,999)	(1,278)	(218)
(Income) loss from discontinued operations, net	2,409	13,526	(2,638)
Net cash provided by continuing operating activities	544,022	434,691	434,576
Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	(582,090)	(191,454)	(138,764)
Additions to property, plant and equipment	(302,046)	(209,108)	(198,878)
Proceeds from sales of assets and insurance recoveries	2,765	3,150	5,326
Proceeds from sales of discontinued operations	4,851	26,360
Purchases of available-for-sale securities	(1,385,580)	(921,724)	(86,527)
Proceeds from sales of available-for-sale securities	1,321,398	904,881	50,000
Decrease (increase) in restricted funds, net	(35,309)	(5,758)	11,590
Net cash used in continuing investing activities	(976,011)	(393,653)	(357,253)
Cash flows from financing activities:
Proceeds from long-term borrowings	3,356,970		38,000
Principal payments on debt and capital lease obligations	(2,869,380)	(40,147)	(127,073)
Payments of debt issuance costs	(75,149)
Repurchases of convertible debt securities in the open market			(67,714)
Proceeds from exercises of stock options	14,067	7,469	9,699
Cash received from noncontrolling shareholders, net of certain costs		2,547	54,796
Cash payments to noncontrolling shareholders	(28,284)	(20,630)	(35,377)
Equity compensation excess income tax benefits	2,999	1,278	218
Net cash provided by (used in) continuing financing activities	401,223	(49,483)	(127,451)
Net decrease in cash and cash equivalents before discontinued operations	(30,766)	(8,445)	(50,128)
Net increases (decreases) in cash and cash equivalents from discontinued operations:
Operating activities	5,991	5,672	14,593
Investing activities (see Note 10)	(12,894)	(1,433)	(1,503)
Financing activities			(558)
Net decrease in cash and cash equivalents	(37,669)	(4,206)	(37,596)
Cash and cash equivalents at the beginning of the year	101,812	106,018	143,614
Cash and cash equivalents at the end of the year	64,143	101,812	106,018
Supplemental disclosures of cash flow information:
Interest, net of amounts capitalized	188,734	204,576	204,718
Income taxes	$ 50,651	$ 69,443	$ 32,124

Business And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Business And Summary Of Significant Accounting Policies [Abstract]
Business And Summary Of Significant Accounting Policies
1.	Business and Summary of Significant Accounting Policies

Health Management Associates, Inc. by and through its subsidiaries (collectively, the "Company") provides health care services to patients in hospitals and other health care facilities in non-urban communities located primarily in the southeastern United States. As of December 31, 2011, the Company operated 66 hospitals in fifteen states with a total of 10,330 licensed beds. At such date, twenty-two of the Company's hospitals were located in Florida and ten hospitals were located in each of Mississippi and Tennessee. See Note 10 for information about one of the Company's Tennessee-based hospitals with a lease agreement that will expire in May 2012 and will not be renewed. Also, see Note 15 for acquisition activity subsequent to December 31, 2011.

Unless specifically indicated otherwise, all amounts and percentages presented in the notes below are exclusive of the Company's discontinued operations, which are identified at Note 10.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Certain amounts in the consolidated financial statements have been reclassified in prior years to conform to the current year presentation. Such reclassifications primarily related to discontinued operations. Also, see Note 12 for certain changes in the presentation of the consolidated statements of income in respect of new accounting guidance for net revenue and the provision for doubtful accounts.

The Company consistently applies the accounting policies described below.

a.	Principles of consolidation

 The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are controlled by the Company through majority voting control. All significant intercompany accounts and transactions have been eliminated. The Company uses the equity method of accounting for investments in entities in which it exhibits significant influence, but not control, and has an ownership interest ranging from 20% to 50%.

For consolidation and variable interest entity disclosure purposes, management evaluates circumstances where the Company has ownership, contractual or other financial interests that may result in its (i) ability to direct the activities of an entity that most significantly impact such entity's economic performance and/or (ii) obligation to absorb the losses of, or the right to receive the benefits from, an entity that could potentially be significant to that entity; however, no such arrangements that would be material to the Company's consolidated financial position or results of operations have been identified.

b.	Cash and cash equivalents

 Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less. The Company's cash equivalents primarily consist of investment grade financial instruments.

c.	Available-for-sale securities

The Company's investments in debt securities and shares in publicly traded stocks and mutual funds have been designated by management as available-for-sale securities, as defined by GAAP. The estimated fair values of such securities are based on quoted market prices and pricing valuation models. Changes in temporary unrealized gains and losses are recorded as adjustments to other comprehensive income, net of income taxes. Periodically, management performs an evaluative assessment of individual securities to determine whether declines in fair value are other-than-temporary. Management considers various quantitative, qualitative and judgmental factors when performing its evaluation, including, but not limited to, the nature of the security being analyzed and the length of time and extent to which a security's fair value is below its historical cost. The weighted average cost method is used to calculate the historical cost basis of securities that are sold. Also, see Notes 5 and 11 for more information regarding the Company's available-for-sale securities.

d.	Property, plant and equipment

 Property, plant and equipment are stated at cost and include major expenditures that extend an asset's useful life. Ordinary repair and maintenance costs (e.g., medical equipment adjustments, painting, cleaning, etc.) are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the underlying assets. Estimated useful lives for buildings and improvements range from fifteen to forty years and for equipment range from three to fifteen years. Leasehold improvements, capital lease assets and other assets of a similar nature are amortized on a straight-line basis over the shorter of the term of the respective lease or the useful life of the underlying asset. Depreciation expense was approximately $219.3 million, $207.2 million and $202.8 million during the years ended December 31, 2011, 2010 and 2009, respectively.

e.	Deferred debt issuance costs, goodwill and other long-lived assets

Deferred debt issuance costs. Deferred charges and other assets include deferred debt issuance costs that are being amortized over the estimated economic life of the related debt using the effective interest method. A rollforward of the Company's deferred debt issuance costs is presented in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$48,515	$48,515	$50,520
Costs associated with the issuance of long-term debt	75,149	—	—
Write-offs, primarily in connection with a debt refinancing (see Note 2)	(56,463)	—	(444)
Repurchases of convertible debt securities	—	—	(1,561)

Balances at the end of the year	$67,201	$48,515	$48,515

Accumulated amortization of deferred debt issuance costs was approximately $3.1 million and $27.9 million at December 31, 2011 and 2010, respectively. Amortization of deferred debt issuance costs was $7.6 million, $7.1 million and $7.6 million during the years ended December 31, 2011, 2010 and 2009, respectively. Future amortization of deferred debt issuance costs is expected to approximate $11.3 million, $11.0 million, $10.5 million, $9.9 million and $8.4 million during the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Goodwill. GAAP calls for goodwill (i.e., the excess of cost over acquired net assets) and intangible assets with indefinite useful lives to be tested for impairment annually and whenever circumstances indicate that a possible impairment might exist. When performing goodwill impairment tests prior to 2011, management initially compared the estimated fair values of each reporting unit's net assets, including allocated home office net assets, to the corresponding carrying amounts on the Company's consolidated balance sheet. The estimated fair values of the Company's reporting units were determined using a market approach methodology based on revenue multiples. Management also considered a valuation methodology using discounted cash flows and a market approach valuation methodology based on comparable transactions. If the estimated fair value of a reporting unit's net assets was less than the balance sheet carrying amount, management determined the implied fair value of the reporting unit's goodwill, compared such fair value to the corresponding carrying amount and, if necessary, recorded a goodwill impairment charge.

During September 2011, the Financial Accounting Standards Board amended the accounting standards in GAAP as they relate to the annual test for goodwill impairment (the "Goodwill Update"). The Goodwill Update allows, but does not require, an initial assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount for the purpose of determining if detailed quantitative goodwill impairment testing is necessary. Public companies were required to adopt the provisions of the Goodwill Update during interim and annual periods beginning after December 15, 2011; however, early adoption was permitted. Management elected to early adopt the Goodwill Update in connection with the Company's annual goodwill impairment testing on October 1, 2011. The Company's adoption of the Goodwill Update did not have a material impact on its annual goodwill impairment testing or the results therefrom. Specifically, the qualitative factors reviewed by management did not reveal any circumstances whereby detailed quantitative goodwill impairment testing was necessary at the reporting unit level. There were no goodwill impairment charges in continuing operations during the years ended December 31, 2011, 2010 and 2009.

Reporting units are one level below the operating segment level (see Note 1(m)). However, after consideration of the relevant GAAP aggregation rules, management determined that the Company's goodwill impairment testing should be performed at the divisional operating level. Goodwill is discretely allocated to the Company's reporting units (i.e., each hospital's goodwill is included as a component of the aggregate reporting unit goodwill being evaluated during the impairment analysis).

Physician and Physician Group Guarantees. Deferred charges and other assets include estimated physician and physician group guarantee costs, which aggregated approximately $88.0 million and $60.7 million at December 31, 2011 and 2010, respectively. Such amounts are being amortized over the required service periods of the underlying contractual arrangements. The corresponding accumulated amortization was $38.8 million and $30.9 million at December 31, 2011 and 2010, respectively. Amortization expense related to estimated physician and physician group guarantee costs was $29.2 million, $21.7 million and $21.3 million during the years ended December 31, 2011, 2010 and 2009, respectively. Based on the December 31, 2011 balances, future amortization expense is expected to be $37.0 million, $10.0 million and $2.2 million during the years ending December 31, 2012, 2013 and 2014, respectively. See Note 13 for further information regarding physician and physician group guarantees.

Intangible Assets. Included in deferred charges and other assets at December 31, 2011 were intangible assets of approximately $51.2 million relating to contractual rights to operate hospitals and other health care facilities and non-compete arrangements, net of $2.0 million of accumulated amortization. See Note 4 for information about these intangible assets that were acquired during 2011. Future amortization of such assets is expected to approximate $7.9 million, $7.9 million, $7.9 million, $7.1 million and $4.2 million during the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Impairment of Long-lived Assets. When events, circumstances or operating results indicate that the carrying values of long-lived assets and/or identifiable intangible assets (excluding goodwill) that are expected to be held and used might be impaired, management prepares projections of the undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the projections indicate that the recorded amounts are not expected to be recoverable, such long-lived assets are reduced to their estimated fair values, as determined by management through various discrete valuation analyses, and the Company records an impairment charge. Long-lived assets to be disposed of are reported at the lower of their carrying amount or estimated fair value, less costs to sell. The estimates of fair value are based on recent sales of similar assets, market analyses, pending disposition transactions and market responses based on discussions with, and offers received from, potential buyers.

There were no long-lived asset impairment charges that were material to the Company's continuing operations during the years ended December 31, 2011, 2010 and 2009. During the years ended December 31, 2011, 2010 and 2009, the Company recorded long-lived asset and goodwill impairment charges of approximately $3.6 million, $8.4 million and $4.6 million, respectively, in discontinued operations (see Note 10).

f.	Net revenue, cost of revenue and related other

 Net Revenue. The Company records gross patient service charges on the accrual basis in the period that the services are rendered. Net revenue before provision for doubtful accounts represents gross patient service charges less provisions for contractual adjustments. Approximately 40%, 41% and 41% of such net revenue during the years ended December 31, 2011, 2010 and 2009, respectively, related to services rendered to patients covered by Medicare and various state Medicaid programs. Payments for services rendered to patients covered by these programs are generally less than billed charges and, therefore, provisions for contractual adjustments are made to reduce patient charges to the estimated cash receipts based on each program's principles of payment/reimbursement (i.e., either prospectively determined or retrospectively determined costs). Final settlements under these programs are subject to administrative review and audit and, accordingly, the Company periodically provides reserves for the adjustments that may ultimately result therefrom. Such adjustments were not material to the Company's consolidated results of operations during the years presented herein. Laws, rules and regulations governing the Medicare and Medicaid programs are extremely complex and subject to interpretation. As a result, estimates recorded in the consolidated financial statements and disclosed in the accompanying notes may change in the future and such changes in estimates, if any, will be recorded in the Company's operating results in the period they are identified by management. Revenue and receivables from government programs are significant to the Company's operations; however, management does not believe that there are substantive credit risks associated with such programs. There are no other concentrations of revenue or accounts receivable with any individual payor that subject the Company to significant credit or other risks.

Estimates for contractual allowances under managed care health plans are primarily based on the payment terms of contractual arrangements, such as predetermined rates per diagnosis, per diem rates or discounted fee for service rates.

Net revenue before the provision for doubtful accounts is presented net of provisions for contractual adjustments and uninsured patient discounts. The Company's provisions for contractual adjustments were approximately $19,433 million, $15,612 million and $12,589 million during the years ended December 31, 2011, 2010 and 2009, respectively. In the ordinary course of business, the Company provides services to patients who are financially unable to pay for their care. Accounts identified as charity and indigent care are not recognized in net revenue before the provision for doubtful accounts. The Company maintains a uniform policy whereby patient account balances are characterized as charity and indigent care only if the patient meets certain percentages of the federal poverty level guidelines. Local hospital personnel and the Company's collection agencies pursue payments on accounts receivable from patients who do not meet such criteria. Management monitors the levels of charity and indigent care provided by the Company's hospitals and other health care facilities and the procedures employed to identify and account for those patients. Most states include an estimate of charity and indigent care costs in the determination of a hospital's eligibility for Medicaid disproportionate share payments.

Uncompensated Patient Care. To quantify the overall impact of, and trends related to, uninsured accounts, management believes that it is beneficial to view the Company's: (i) foregone/unrecognized revenue for charity and indigent care; (ii) uninsured self-pay patient discounts (i.e., the Company discounts its gross charges to uninsured patients for non-elective procedures by 60% or more); and (iii) provision for doubtful accounts, which is collectively referred to herein as "uncompensated patient care," in combination rather than separately. Management estimates the costs of the Company's uncompensated patient care using a cost-to-charge ratio that is calculated by dividing patient care costs by gross patient charges. Those costs include select direct and indirect costs such as salaries and benefits, supplies, depreciation and amortization, rent and other operating expenses. The table below sets forth the estimated costs of the Company's uncompensated patient care (in thousands).

	Years Ended December 31,
	2011	2010	2009

Charity and indigent care foregone/unrecognized revenue (based on established rates)	$91,927	$88,797	$79,459
Uninsured self-pay patient discounts	939,763	789,370	641,911
Provision for doubtful accounts	716,856	624,753	553,639

	1,748,546	1,502,920	1,275,009
Cost-to-charge ratio	21.8%	22.3%	22.1%

Estimated costs of uncompensated patient care	$381,183	$335,151	$281,777

Cost of Revenue. The presentation of costs and expenses in the Company's consolidated statements of income does not differentiate between costs of revenue and other costs because substantially all of such costs and expenses are related to providing health care services. Furthermore, management believes that the natural classification of expenses is the most meaningful presentation of the Company's operations. Amounts that could be classified as general and administrative expenses include the costs of the Company's home office, which were approximately $168.8 million, $138.7 million and $117.7 million during the years ended December 2011, 2010 and 2009, respectively.

g.	Accounts receivable and allowances for doubtful accounts

 The Company grants credit without requiring collateral from its patients, most of whom live near the Company's hospitals and are insured under third party payor agreements. In certain circumstances, the Company charges interest on past due accounts receivable (delinquent accounts are identified by reference to contractual or other payment terms); however, such interest amounts were not material to the years presented herein. The credit risk for non-governmental accounts receivable is limited due to the large number of insurance companies and other payors that provide payment and reimbursement for patient services. Accounts receivable are reported net of estimated allowances for doubtful accounts.

Collection of accounts receivable from third party payors and patients is the Company's primary source of cash and is therefore critical to its successful operating performance. Accordingly, management closely monitors the Company's cash collection trends and the aging of accounts receivable. Collection risks principally relate to uninsured patient accounts and patient accounts for which the primary insurance payor has paid but patient responsibility amounts (generally deductibles and co-payments) remain outstanding. Provisions for doubtful accounts are primarily estimated based on cash collection analyses by payor classification and accounts receivable aging reports. When considering the adequacy of allowances for doubtful accounts, the Company's accounts receivable balances are routinely reviewed in conjunction with historical collection rates, health care industry trends/indicators and other business and economic conditions that might reasonably be expected to affect the collectibility of patient accounts. Accounts receivable are written off after collection efforts have been pursued in accordance with the Company's policies and procedures. Accounts written off as uncollectible are deducted from the allowance for doubtful accounts and subsequent recoveries are netted against the provision for doubtful accounts. Changes in payor mix, general economic conditions or federal and state government health care coverage could each have a material adverse effect on the Company's accounts receivable collections, cash flows and results of operations.

h.	Professional liability claims

 Reserves for self-insured professional liability indemnity claims and related expenses, including attorneys' fees and other related costs of litigation that have been incurred and will be incurred in the future, are determined using actuarially-based techniques and methodologies. The data used to develop such reserves is based on asserted and unasserted claim information that has been accumulated by the Company's incident reporting system, historical loss payment patterns and industry trends. Such long-term liabilities have been discounted to their estimated present values. Management selects a discount rate that represents a risk-free interest rate correlating to the period when the claims are projected to be paid. The Company's discounted reserves at December 31, 2010 did not include any amounts for estimated losses that were expected to be covered by reinsurance policies; however, see Note 12 for new accounting guidance that the Company adopted effective January 1, 2011.

The reserves for self-insured professional liability claims and expenses are periodically reviewed and adjustments thereto are recorded as more information about claim trends becomes known to management. Adjustments to the reserves are recognized in the Company's operating results in the period that the change in estimate is identified. See Note 13 for further discussion of the Company's professional liability risks and related matters.

i.	Self-insured workers' compensation and health and welfare programs

 The Company provides (i) income continuance to, and reimburses certain health care costs of, its disabled employees (collectively, "workers' compensation") and (ii) health and welfare benefits to its employees, their spouses and certain beneficiaries. While such employee benefit programs are primarily self-insured, stop-loss insurance policies are maintained in amounts deemed appropriate by management. Nevertheless, there can be no assurances that the amount of stop-loss insurance coverage will be adequate for such Company programs.

The Company records estimated liabilities for both reported and incurred but not reported workers' compensation and health and welfare claims based on historical loss experience and other information provided by the Company's third party administrators. The long-term liabilities for workers' compensation are determined using actuarially-based techniques and methodologies and are discounted to their estimated present values. Management selects a discount rate that represents a risk-free interest rate correlating to the period when such benefits are projected to be paid. The Company's liabilities at December 31, 2010 for workers' compensation and health and welfare benefits did not include any amounts for benefits that were expected to be covered by stop-loss policies; however, see Note 12 for new accounting guidance that the Company adopted effective January 1, 2011. Although there can be no assurances, management believes that the liabilities included in the Company's consolidated financial statements for these self-insured programs are adequate and reasonable. If the actual costs of these programs exceed management's estimates, the liabilities could be materially adversely affected.

j.	Fair value of financial instruments

 Cash and cash equivalents, net accounts receivable, accounts payable and accrued expenses and other liabilities are reflected in the consolidated balance sheets at their estimated fair values primarily due to their short-term nature. The estimated fair values of long-term debt and available-for-sale securities, which are disclosed at Notes 2 and 5, respectively, were primarily determined by reference to quoted market prices, pricing valuation models and/or bid and ask prices in the relevant market. Additionally, see Note 5 regarding the estimated fair value of the Company's interest rate swap contract, including valuation methods and significant assumptions.

k.	Noncontrolling interests in consolidated entities and redeemable equity securities

The consolidated financial statements include all assets, liabilities, revenue and expenses of certain entities that are controlled by the Company but not wholly owned. The Company records noncontrolling interests and redeemable equity securities to reflect the ownership interests and other rights of the noncontrolling shareholders. The sale of a noncontrolling interest, where control of the affected entity is retained, is treated as an equity transaction. Moreover, direct and incremental costs of transactions with noncontrolling shareholders that change the ownership percentage of Health Management Associates, Inc. in a consolidated entity are considered part of the related equity transaction if control is maintained by the parent.

Redeemable equity securities with redemption features that are not solely within the Company's control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. If it is unlikely that a redeemable equity security will ever require redemption (e.g., management does not expect that a triggering contingency will occur, etc.), then subsequent adjustments to the initially recorded amount will only be recognized in the period that a redemption becomes probable. See Note 4 for further information regarding the Company's redeemable equity securities.

l.	Income taxes

 Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are expected to apply to taxable income in the periods in which the underlying deferred tax asset or liability is expected to be realized or settled. Management must make estimates when recording the Company's provision for income taxes, including conclusions regarding deferred tax assets and deferred tax liabilities, as well as valuation allowances that might be required to offset deferred tax assets. Management estimates valuation allowances to reduce deferred tax assets to the amounts it believes are more likely than not to be realized in future periods. When establishing valuation allowances, management considers all relevant information, including ongoing tax planning strategies. Management adjusts valuation allowance estimates and records the impact of such changes in the Company's income tax provision in the period that management determines that the probability of deferred tax asset realization has changed.

The Company operates in multiple states with varying tax laws and is subject to both federal and state audits of its tax filings. Management estimates tax reserves to adequately provide for audit adjustments, if any. Actual audit results could vary from the estimates recorded by the Company. Recorded tax reserves and the changes therein were not material to the Company's consolidated financial position or its results of operations during the years presented herein.

See Note 6 for further information regarding income taxes.

m.	Segment reporting

 GAAP requires that a company with publicly traded debt or equity securities report annual and interim financial and other information about its reportable operating segments. Operating segments are components of an enterprise for which separate financial information is available and such information is evaluated regularly by the chief operating decision maker when deciding how to allocate resources and assess performance. GAAP allows aggregation of similar operating segments into a single operating segment if the businesses have comparable economic characteristics and are otherwise considered alike. The Company's operating segments, which provide health care services to patients in owned and leased facilities, offer comparable services, have the same types of patients, operate in a consistent manner and have similar economic and regulatory characteristics. Accordingly, such operating segments have been aggregated into a single reportable segment.

n.	Discontinued operations

 GAAP requires that a component of an entity be reported as discontinued operations if, among other things, such component: (i) has been disposed of or is classified as held for sale; (ii) has operations and cash flows that can be clearly distinguished from the rest of the reporting entity; and (iii) will be eliminated from the ongoing operations of the reporting entity. In the period that a component of the Company meets such criteria, its results of operations and cash flows for current and prior periods are reclassified to discontinued operations and the assets and liabilities of the related disposal group are segregated on the consolidated balance sheet. See Note 10 for information regarding the Company's discontinued operations.

o.	Loss contingencies

Management regularly reviews the status of the Company's legal and regulatory matters and assesses the potential financial exposure thereof. If the potential loss from any claim, lawsuit or regulatory proceeding is considered probable and the amount can be reasonably estimated, the Company records a reserve. Significant judgment is required when determining probability and whether an exposure is reasonably estimable. The actual costs resulting from the final resolution of claims, lawsuits and regulatory matters may vary significantly from management's estimates because, among other things, estimating such financial exposure requires consideration of substantial uncertainties. Changes in the estimates of financial exposure for legal matters and other loss contingencies could have a material impact on the Company's consolidated financial position and results of operations. Attorneys' fees and other costs of defending the Company in respect of claims, lawsuits and regulatory proceedings are expensed in the period such fees and costs are incurred, except as noted above at Note 1(h).

See Note 13 for information regarding the Company's material legal matters and other loss contingencies.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
2.	Long-Term Debt

The table below summarizes the Company's long-term debt and capital lease obligations (in thousands).

	December 31,
	2011	2010

Revolving credit facilities (a)	$—	$—
Bank borrowings (a):
New Term Loan A	725,000	—
New Term Loan B, net of a discount of approximately $13,742 at December 31, 2011	1,386,258	—
Predecessor Term Loan	—	2,481,434
7.375% Senior Notes due 2020 (b)	875,000	—
6.125% Senior Notes due 2016, net of discounts of approximately $1,584 and $1,953 at December 31, 2011 and 2010, respectively (b)	398,416	398,047
3.75% Convertible Senior Subordinated Notes due 2028, net of discounts of approximately $9,802 and $13,352 at December 31, 2011 and 2010, respectively (c)	81,648	78,098
Installment notes and other unsecured long-term debt at interest rates ranging from 4.2% to 7.5%, payable through 2025	4,264	5,184
Capital lease obligations (see Note 3)	104,412	55,701

Long-term debt and capital lease obligations	3,574,998	3,018,464
Less current maturities	(85,509)	(34,745)

Long-term debt and capital lease obligations, less current maturities	$3,489,489	$2,983,719

a.	Bank Borrowings and Revolving Credit Facilities

New 2011 Bank Borrowings. On November 18, 2011, the Company completed a restructuring of its long-term debt (the "2011 Debt Restructuring"), which included, among other things, new variable rate senior secured credit facilities with a syndicate of banks (the "New Credit Facilities"). The New Credit Facilities consist of: (i) a $500.0 million five-year revolving credit facility (the "New Revolving Credit Agreement"); (ii) a $725.0 million five-year term loan (the "New Term Loan A"); and (iii) a $1.4 billion seven-year term loan (the "New Term Loan B"). The New Term Loan B was subject to an original issue discount of 1.0%. The Company used the net proceeds from the term loans under the New Credit Facilities, together with the net proceeds from the sale of its 7.375% Senior Notes due 2020, to repay all amounts outstanding under the Predecessor Credit Facilities and the Knoxville Credit Agreement (both of which are defined below).

The Company can elect whether interest on borrowings under the New Credit Facilities is calculated using LIBOR or the Prime Rate (as defined in the loan agreement) as its base rate; however, the base rate for the New Term Loan B is subject to a floor of 1.0% when the LIBOR option is selected. The effective interest rate, which fluctuates with changes in the underlying base rates, includes a spread above the base rate selected by the Company. The amount of the interest rate spread is predicated on, among other things, the Company's Consolidated Leverage Ratio (as defined in the loan agreement). The Company can elect differing interest rates for each of the debt instruments that comprise the New Credit Facilities. Interest is payable in arrears at the end of a calendar quarter or on the date that the selected interest duration period ends.

Beginning on March 31, 2012, the New Term Loan A will be repaid in equal quarterly installments in an aggregate annual amount equal to 7.5% of the principal amount thereof in each of the first two years of such facility, 10.0% in the third year, 15.0% in the fourth year and 60.0% in the fifth year. The New Term Loan B requires quarterly principal payments of $3.5 million, beginning on March 31, 2012, and a balloon payment for the remaining outstanding balance at the end of the facility's seventh year. The Company has the right to prepay amounts outstanding under the New Credit Facilities at any time without penalty, other than a prepayment of the New Term Loan B, which is subject to a prepayment premium during the first year of the loan agreement equal to 1.0% of the principal amount prepaid. At December 31, 2011, the effective interest rates on the New Term Loan A and the New Term Loan B were 3.2% and 4.5%, respectively. Those rates remained unchanged as of February 17, 2012.

Throughout the New Revolving Credit Agreement's five-year term, the Company is obligated to pay commitment fees based on the amounts available for borrowing. The New Revolving Credit Agreement provides that the Company can borrow, on a revolving basis, up to an aggregate of $500.0 million, as adjusted for outstanding standby letters of credit of up to $75.0 million. As of February 17, 2012, standby letters of credit in favor of third parties of approximately $51.9 million reduced the amount available for borrowing under the New Revolving Credit Agreement to $448.1 million on such date. Although there were no amounts outstanding on either date, the effective interest rate on the variable rate New Revolving Credit Agreement was approximately 3.3% and 3.2% on December 31, 2011 and February 17, 2012, respectively.

The New Credit Facilities provide for a springing maturity of all amounts then outstanding to the date that is 91 days prior to the maturity date of the 2016 Senior Notes (as defined below) unless (i) the 2016 Senior Notes are first refinanced in full or (ii) the Company has liquidity at a predetermined date equal to $200 million, plus the then outstanding principal amount of the 2016 Senior Notes. The New Credit Facilities are also generally subject to mandatory prepayment in amounts equal to: (i) 100% of the net cash proceeds received from certain asset sales, including insurance recoveries and condemnation events, subject to reinvestment provisions and the ratable offer requirements of other pari passu secured debt; (ii) 100% of the net cash proceeds from the Company's issuance of certain new debt; and (iii) 50% of the Company's Excess Cash Flow (as defined in the loan agreement) with step-downs of such percentage based on the Company's Consolidated Leverage Ratio.

The Company's obligations under the New Credit Facilities are guaranteed on a joint and several basis by all of the Company's material domestic wholly owned subsidiaries (other than certain exempted subsidiaries). As discussed below, the same subsidiaries also provide certain guarantees with respect to the Company's obligations under the 2016 Senior Notes and the 7.375% Senior Notes due 2020. Additionally, the obligations under the New Credit Facilities, as well as those of the 2016 Senior Notes and the Demand Note (as defined below), are secured on a pari passu basis by a substantial portion of the Company's assets (primarily those of the subsidiary guarantors under the New Credit Facilities). As a result, approximately $526.7 million, $92.4 million and $1,957.8 million of the Company's net accounts receivable, supplies, and net property, plant and equipment, respectively, as presented in its consolidated balance sheet at December 31, 2011, collateralize the aforementioned credit facilities.

The agreements underlying the New Credit Facilities contain covenants that, without prior consent of the lenders, limit certain of the Company's activities, including those relating to mergers; consolidations; the ability to secure additional indebtedness; sales, transfers and other dispositions of property and assets; capital expenditures; providing new guarantees; investing in joint ventures; and granting additional security interests. The New Credit Facilities also contain customary events of default and related cure provisions. Additionally, the Company is required to comply with certain financial covenants on a quarterly basis and its ability to pay cash dividends is subject to certain restrictions.

Predecessor Bank Borrowings. On March 1, 2007, the Company completed a recapitalization of its balance sheet, which included, among other things, $3.25 billion in new variable rate senior secured credit facilities with a syndicate of banks (the "Predecessor Credit Facilities") that closed on February 16, 2007. The Predecessor Credit Facilities consisted of a seven-year $2.75 billion term loan (the "Predecessor Term Loan") and a $500.0 million six-year revolving credit facility (the "Predecessor Revolving Credit Agreement"). As part of the 2011 Debt Restructuring, the Company terminated the Predecessor Credit Facilities and repaid all of the principal and accrued interest outstanding thereunder on November 18, 2011.

The Predecessor Term Loan required (i) quarterly principal payments to amortize approximately 1% of the loan's face value during each year of the loan's term and (ii) a balloon payment for the remaining outstanding loan balance at the end of the agreement. The Company was also required to repay principal under the Predecessor Term Loan in an amount that was as much as 50% of its annual Excess Cash Flow, as such term was defined in the Predecessor Credit Facilities' loan agreement. Based on the annual Excess Cash Flow requirements of the Predecessor Credit Facilities, the Company made principal payments under the Predecessor Term Loan of approximately $18.4 million during the year ended December 31, 2009. The Company also prepaid $25.0 million of principal under the Predecessor Term Loan during such year. There were no annual Excess Cash Flow principal payments under the Predecessor Term Loan that were required during the years ended December 31, 2011 and 2010. In connection with the early termination of the Predecessor Credit Facilities and principal payments under the Predecessor Term Loan in advance of their original scheduled maturities, the Company wrote-off deferred debt issuance costs, net of accumulated amortization, of $13.6 million and $0.4 million during the years ended December 31, 2011 and 2009, respectively.

The Company could elect whether interest on the Predecessor Credit Facilities, which was payable quarterly in arrears, was calculated using LIBOR or prime as its base rate. The effective interest rate included a spread above the base rate selected by the Company and was subject to modification in certain circumstances. Additionally, the Company could elect differing base interest rates for the Predecessor Term Loan and the Predecessor Revolving Credit Agreement. Under the Predecessor Revolving Credit Agreement, the Company was also obligated to pay commitment fees based on the amounts available for borrowing. During February 2007, as required by the Predecessor Credit Facilities, the Company entered into a seven-year receive variable/pay fixed interest rate swap contract. The interest rate swap contract was not terminated as part of the 2011 Debt Restructuring. Although the Company is exposed to financial risk in the event of nonperformance by one or more of the counterparties to the contract, management does not anticipate nonperformance because the interest rate swap contract is in a liability position and would require the Company to make settlement payments to the counterparties in the event of a contract termination. The interest rate swap contract provides for the Company to pay interest at a fixed rate of 6.7445% on the contract's notional amount, which was originally expected to reasonably approximate the declining principal balance of the Predecessor Term Loan. At December 31, 2011, the notional amount of the Company's interest rate swap contract was approximately $2,027.4 million. Management projects that $87.0 million will be payable to the counterparties during the year ending December 31, 2012; however, the aggregate payments through the contract's expiration in February 2014, as well as the specific timing thereof, are subject to change based on, among other things, future LIBOR rates. See Note 5 for discussion of the estimated fair value of the Company's interest rate swap contract, including valuation methods and significant assumptions, and Note 11 for the accounting afforded the interest rate swap contract.

Demand Promissory Note. On July 14, 2009, the Company executed a $10.0 million secured demand promissory note in favor of a bank (the "Demand Note"). Pursuant to the terms and conditions of the Demand Note, the Company may borrow, on a revolving basis, up to the principal face amount of the note. Such borrowings, if any, will be secured on a pari passu basis with the New Credit Facilities and the 2016 Senior Notes. All principal and accrued interest under the Demand Note will be immediately due and payable upon the bank's written demand. Interest will be payable monthly and determined using a LIBOR-based rate, plus 2.0%. Although there were no amounts outstanding on December 31, 2011 and February 17, 2012, the effective interest rate on the Demand Note was approximately 2.6% and 2.5%, respectively, on those dates.

b.	Senior Debt Securities

2020 Senior Notes. On November 18, 2011, the Company completed a private placement of $875.0 million in aggregate principal amount of 7.375% Senior Notes due 2020 (the "2020 Senior Notes") at an issue price of 100% to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and to persons outside the United States in accordance with Regulation S thereunder. The Company used the net proceeds from this debt offering, together with the net proceeds from the term loans under the New Credit Facilities, to repay all amounts outstanding under the Predecessor Credit Facilities and the Knoxville Credit Agreement (as defined below).

The 2020 Senior Notes are senior unsecured debt obligations that bear interest at the rate of 7.375% per annum, payable semi-annually in arrears on January 15 and July 15 of each year, beginning on July 15, 2012. The 2020 Senior Notes mature on January 15, 2020 at which time the entire $875.0 million of principal is due and payable. At any time on or after January 15, 2016, the 2020 Senior Notes are redeemable at the Company's option, in whole or in part, at the redemption prices set forth in the related indenture, plus accrued and unpaid interest. Prior to January 15, 2016, the Company may redeem the 2020 Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus a "make-whole" premium and accrued and unpaid interest. Prior to January 15, 2015, the Company may also redeem up to 35% of the original principal amount of the 2020 Senior Notes with the proceeds from certain equity offerings at a redemption price of 107.375% of the principal amount of the notes being redeemed, plus accrued and unpaid interest.

Among other things, the indenture that governs the 2020 Senior Notes limits and restricts the ability of Health Management Associates, Inc. and certain of its subsidiaries to: (i) incur additional indebtedness; (ii) pay dividends or make other distributions or repurchase or redeem capital stock; (iii) prepay, redeem or repurchase certain debt; (iv) make loans and investments; (v) consolidate, merge or sell all or substantially all of their assets; (vi) incur liens; (vii) enter into transactions with affiliates; and (viii) enter into sale-leaseback transactions. Each of the aforementioned limitations and restrictions are subject to exceptions and qualifications. Upon the occurrence of a change of control, as defined in the indenture, each holder of a 2020 Senior Note will have the right to require the Company to repurchase all or a part of such holder's notes at a purchase price equal to 101% of the principal amount of the notes being repurchased, plus accrued and unpaid interest. Additionally, the Company may be required to use the proceeds from certain asset dispositions to repurchase 2020 Senior Notes at 100% of their principal amount, plus accrued and unpaid interest. The indenture governing the 2020 Senior Notes contains covenants, terms, events of default and related cure provisions that are customary in agreements used in connection with similar transactions.

The 2020 Senior Notes, although unsecured, are guaranteed on a joint and several basis by the same Company subsidiaries that are borrowers and/or guarantors under the New Credit Facilities and the 2016 Senior Notes (as defined below). The 2020 Senior Notes: (i) rank equally in right of payment with all of the Company's and its subsidiary guarantors' existing and future senior unsecured indebtedness; (ii) rank senior in right of payment to all of the Company's and its subsidiary guarantors' existing and future subordinated indebtedness; (iii) are effectively subordinated to all of the Company's and its subsidiary guarantors' existing and future secured indebtedness, to the extent of the value of the pledged assets; and (iv) are structurally subordinated to all of the existing and future liabilities of each of the Company's subsidiaries that do not guarantee the 2020 Senior Notes.

In connection with the sale of the 2020 Senior Notes, the Company entered into a Registration Rights Agreement, pursuant to which it will: (i) file a registration statement with the Securities and Exchange Commission with respect to a registered offer to exchange the 2020 Senior Notes for publicly registered notes of the Company (the "Exchange Notes") that will have terms substantially identical, in all material respects, to the 2020 Senior Notes and (ii) cause such registration statement to be declared effective on or before November 16, 2012. Upon the registration statement being declared effective, the Company will offer the Exchange Notes to holders of the 2020 Senior Notes in exchange for the surrender of their existing notes. In certain instances, the Company may also be required by the Registration Rights Agreement to file a shelf registration statement with the Securities and Exchange Commission for the resale of the 2020 Senior Notes. If the Company fails to meet its obligations under the Registration Rights Agreement, the interest rate on the 2020 Senior Notes will increase by 0.25% per annum for the first 90 day period following such failure and will increase by an additional 0.25% per annum for each subsequent 90 day period that the Company fails to meet its obligations, up to a maximum of 1.00% per annum.

2016 Senior Notes. On April 21, 2006, the Company completed the sale of $400.0 million of 6.125% Senior Notes due 2016 (the "2016 Senior Notes"). The 2016 Senior Notes (i) mature on April 15, 2016 at which time the entire $400.0 million of principal is due and payable and (ii) bear interest at a fixed rate of 6.125% per annum, payable semi-annually in arrears on April 15 and October 15. As a result of the 2011 Debt Restructuring, the 2016 Senior Notes are secured on a pari passu basis with the New Credit Facilities and the Demand Note.

If any of the Company's subsidiaries are required to issue a guaranty in favor of the lenders under any credit facility ranking equal with the 2016 Senior Notes, such subsidiaries are also required, under the terms of the 2016 Senior Notes, to issue a guaranty for the benefit of the holders of the 2016 Senior Notes on substantially the same terms and conditions. As a result of the 2011 Debt Restructuring and the guarantees provided thereunder, the Company's material domestic wholly owned subsidiaries (other than certain exempted subsidiaries) have provided guarantees of payment to the holders of the 2016 Senior Notes on a basis similar to the guarantees provided under the New Credit Facilities.

In connection with the sale of the 2016 Senior Notes, the Company entered into an indenture that governs such notes. The 2016 Senior Notes (and such other debt securities that may be issued from time to time under the indenture) are subject to certain covenants, which include, among other things, limitations and restrictions on: (i) the incurrence of debt secured by liens against the Company and its subsidiaries; (ii) the incurrence of subsidiary debt; (iii) sale lease-back transactions; and (iv) certain consolidations, mergers and transfers of assets. Each of the aforementioned limitations and restrictions are subject to certain contractual exceptions. The indenture governing the 2016 Senior Notes contains covenants, terms, events of default and related cure provisions that are customary in agreements used in connection with similar transactions.

c.	Convertible Senior Subordinated Notes

On May 21, 2008, the Company completed a private placement of $250.0 million of its 3.75% Convertible Senior Subordinated Notes due 2028 (the "2028 Notes") to qualified institutional buyers under Rule 144A of the Securities Act of 1933. The 2028 Notes are general unsecured obligations that are subordinated in right of payment to all of the Company's existing and future senior indebtedness. The 2028 Notes mature on May 1, 2028 and bear interest at a fixed rate of 3.75% per annum, payable semi-annually in arrears on May 1 and November 1. The Company can redeem the 2028 Notes for cash at any time on or after May 1, 2014, in whole or in part, at a "Redemption Price" equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest. Holders of the 2028 Notes have the right to require the Company to repurchase some or all of their notes for cash at the Redemption Price on May 1, 2014, May 1, 2018 and May 1, 2023. If the Company undergoes a Fundamental Change (as defined in the indenture governing the 2028 Notes) at any time prior to May 1, 2014, holders of the 2028 Notes will have the right to require the Company to repurchase some or all of their notes for cash at the Redemption Price.

Upon the occurrence of certain events, which are described below, the 2028 Notes become convertible into cash and, in select situations, shares of the Company's common stock at a predetermined conversion rate that is subject to mandatory adjustment in some circumstances. The 2028 Notes are convertible at the option of the holders at the applicable "Conversion Rate" on any day prior to the scheduled trading day immediately preceding November 1, 2027 under the following circumstances: (i) if during any fiscal quarter the last reported sales price of the Company's common stock for at least twenty trading days during the period of thirty consecutive trading days ending on the last trading day of the previous fiscal quarter is greater than or equal to 130% of the "Conversion Price" per share of the Company's common stock on each such trading day; (ii) if the Company calls the 2028 Notes for redemption; (iii) if during the five business-day period after any five consecutive trading day period (i.e., the measurement period) in which the trading price per note for each day of the measurement period is less than 98% of the product of the last reported sales price of the Company's common stock and the applicable Conversion Rate on each such day; or (iv) upon the occurrence of specified transactions, including, among other things, certain distributions to the Company's stockholders. The 2028 Notes are also convertible at the option of the noteholders at any time from November 1, 2027 through the third scheduled trading day immediately preceding their maturity date.

Upon the issuance of the 2028 Notes, the Conversion Rate was initially set at 85.034 shares of the Company's common stock per $1,000 principal amount of such notes. The corresponding Conversion Price was initially set at $11.76 per share of the Company's common stock. Both the Conversion Rate and the Conversion Price are subject to mandatory adjustment upon the occurrence of certain events that are identified in the indenture governing the 2028 Notes. Noteholders are entitled to receive additional shares or cash upon the conversion of their notes if (i) the volume-weighted average price of the Company's common stock during an Observation Period (as defined in the indenture governing the 2028 Notes) is greater than the Conversion Price or (ii) certain Fundamental Changes occur prior to May 1, 2014. The indenture governing the 2028 Notes contains covenants, terms, events of default and related cure provisions that are customary in agreements used in connection with similar transactions.

During the year ended December 31, 2009, the Company used cash on hand to repurchase approximately $108.6 million of principal face amount 2028 Notes. Such notes were repurchased in the open market at approximately 62.4% of their principal face amount, plus accrued and unpaid interest. In connection with such 2028 Note repurchases, the Company recorded a net gain on the early extinguishment of debt of $16.2 million. Prior to 2009, the Company repurchased $50.0 million of principal face amount 2028 Notes in the open market.

When the 2028 Notes were originally issued, the Company recorded a debt discount of approximately $58.1 million and an after-tax increase to additional paid-in capital of $34.0 million. The outstanding 2028 Notes at December 31, 2011 (principal face amount of $91.4 million) were recorded net of debt discounts of $9.8 million. The Company is amortizing the debt discount over a remaining period of 2.3 years using an effective interest rate of approximately 8.8%. The Company recorded interest expense of $7.3 million, $7.0 million and $7.8 million on the 2028 Notes during the years ended December 31, 2011, 2010 and 2009, respectively.

d.	Acquisition-Related Borrowings

On September 30, 2011, one of the Company's wholly owned subsidiaries, Knoxville HMA Holdings, LLC ("HMA Knoxville"), and certain subsidiaries of HMA Knoxville entered into a credit agreement with a syndicate of banks (the "Knoxville Credit Agreement"). HMA Knoxville entered into the Knoxville Credit Agreement to facilitate its September 30, 2011 acquisition of substantially all of the assets of seven general acute care hospitals and certain related ancillary health care operations in east Tennessee. See Note 4 for information regarding this acquisition. In connection with the 2011 Debt Restructuring, the Knoxville Credit Agreement was terminated on November 18, 2011 and (i) all of the principal and accrued interest outstanding thereunder was repaid and (ii) HMA Knoxville wrote-off deferred debt issuance costs, net of accumulated amortization, of approximately $10.4 million. The Knoxville Credit Agreement consisted of a $360.0 million term loan and a $150.0 million revolving credit facility.

The full amount of the term loan was borrowed by HMA Knoxville on September 30, 2011 and that amount was included as part of the total cash consideration paid to complete the abovementioned acquisition. Borrowings under the revolving credit facility could only be used by HMA Knoxville for its working capital and general corporate purposes. The revolving credit facility allowed HMA Knoxville to borrow, on a revolving basis, up to an aggregate of $150.0 million, as adjusted for outstanding standby letters of credit of up to $5.0 million. HMA Knoxville borrowed approximately $29.2 million under the revolving credit facility through November 18, 2011. Such amount was used to pay closing costs associated with the Knoxville Credit Agreement and provide start-up working capital to HMA Knoxville and its subsidiaries. HMA Knoxville could elect whether interest on the Knoxville Credit Agreement was calculated using LIBOR or prime as its base rate. The effective interest rate included a spread above the base rate selected by HMA Knoxville.

Other. The estimated fair values of the Company's long-term debt instruments, determined by reference to quoted market prices and/or bid and ask prices in the relevant market, are summarized in the table below (in thousands).

	December 31,
	2011	2010

New Term Loan A	$708,688	$—
New Term Loan B	1,393,000	—
Predecessor Term Loan	—	2,448,211
2016 Senior Notes	416,000	405,000
2020 Senior Notes	910,000	—
2028 Notes	94,391	109,543

The estimated fair values of the Company's other long-term debt instruments reasonably approximate their carrying amounts in the consolidated balance sheets. See Note 1(j) and Note 5 for discussion of the estimated fair values of the Company's other financial instruments, including valuation methods and significant assumptions.

At December 31, 2011, the Company was in compliance with all of the covenants contained in its debt agreements. Moreover, at such date, the Company had reserved a sufficient number of shares of its common stock to satisfy the potential conversion of some or all of the 2028 Notes.

Capitalized interest was approximately $6.0 million, $2.7 million and $4.8 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Scheduled maturities of long-term debt, exclusive of capital lease obligations, for the next five years ending December 31 and thereafter are summarized in the table below (in thousands).

2012	$69,522
2013	69,546
2014	178,165
2015	122,967
2016	849,221
Thereafter	2,206,293

$3,495,714

For purposes of the above table, it was assumed that the 2028 Notes will be repurchased on May 1, 2014 because the noteholders can unilaterally exercise their contractual rights to require the Company to repurchase some or all of their notes on such date.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
3.	Leases

The Company leases real property, equipment and vehicles under cancelable and non-cancelable leases. Certain of the Company's lease agreements provide standard renewal options and recurring escalations of lease payments for, among other things, increases in the lessors' maintenance costs and taxes. Future minimum operating and capital lease payments for the next five years ending December 31 and thereafter, including amounts relating to leased hospitals, are summarized in the table below (in thousands).

	Operating			Capital
	Real Property	Real Property Master Leases	Equipment	Real Property and Equipment	Totals

2012	$37,545	$19,252	$68,848	$22,722	$148,367
2013	30,787	17,581	54,827	17,468	120,663
2014	25,755	13,731	37,153	15,934	92,573
2015	21,987	13,219	24,653	15,678	75,537
2016	19,210	11,251	9,009	12,013	51,483
Thereafter	67,539	39,171	4,940	95,417	207,067

Total minimum payments	$202,823	$114,205	$199,430	179,232	$695,690

Less amounts representing interest				(74,820)

Present value of minimum lease payments				$104,412

The Company has entered into several real property master leases with unrelated entities in the ordinary course of business. These leases are for buildings on or near hospital properties that are either subleased to unrelated third parties or used by the local hospital in its daily operations. The Company also owns medical office buildings that are leased to unrelated third parties or used for internal purposes.

Including acquisition transactions, the Company entered into capital leases for real property and equipment of approximately $63.3 million, $12.6 million and $3.0 million during the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense pertaining to property, plant and equipment under capital lease arrangements is included with depreciation and amortization expense in the consolidated statements of income.

The table below summarizes the Company's assets under capital lease arrangements and other assets that are directly related to the Company's leasing activities (e.g., leasehold improvements, contractual rights to operate hospitals, etc.), including a non-cash real property addition of approximately $22.5 million at a Company hospital during the year ended December 31, 2010.

	December 31,
	2011	2010
	(in thousands)

Property, plant and equipment under capital lease arrangements and other capitalized assets relating to leasing activities	$1,265,758	$1,124,185
Accumulated depreciation and amortization	(572,111)	(522,432)

Net book value	$693,647	$601,753

Acquisitions, Joint Ventures and Other Activity	12 Months Ended
Dec. 31, 2011
Acquisitions, Joint Ventures And Other Activity [Abstract]
Acquisitions, Joint Ventures and Other Activity [Abstract]
4.	Acquisitions, Joint Ventures and Other Activity

Acquisition Activity. The acquisitions described below, as well as the pending acquisition discussed at Note 15, are in furtherance of the part of the Company's business strategy that calls for the acquisition of hospitals and other ancillary health care businesses in non-urban communities. The Company's acquisitions are typically financed using a combination of available cash balances, proceeds from sales of available-for-sale securities, borrowings under revolving credit agreements and other long-term financing arrangements.

2011 Acquisitions. On September 30, 2011, a subsidiary of the Company, Knoxville HMA Holdings, LLC ("HMA Knoxville"), acquired from Catholic Health Partners and its subsidiary Mercy Health Partners, Inc. ("Mercy") substantially all of the assets of Mercy's seven general acute care hospitals in east Tennessee. Those hospitals are as follows:

•	Mercy Medical Center St. Mary's in Knoxville (401 licensed beds);

•	Mercy Medical Center North in Powell (108 licensed beds);

•	Mercy Medical Center West in Knoxville (101 licensed beds);

•	St. Mary's Jefferson Memorial Hospital in Jefferson City (58 licensed beds);

•	St. Mary's Medical Center of Campbell County in LaFollette (66 licensed beds);

•	St. Mary's Medical Center of Scott County in Oneida (25 licensed beds); and

•	Baptist Hospital of Cocke County in Newport (74 licensed beds).

HMA Knoxville also acquired (i) substantially all of Mercy's ancillary health care operations that are affiliated with the aforementioned Tennessee-based hospitals (collectively those ancillary facilities are licensed to operate 74 beds) and (ii) Mercy's former Riverside hospital campus (which is licensed to operate 293 beds). The Company's east Tennessee hospital and health care network is now collectively referred to as Tennova Healthcare. See Note 10 for information regarding the Company's treatment of St. Mary's Medical Center of Scott County and the former Riverside hospital campus as discontinued operations on the date of acquisition. The total purchase price for this acquisition was approximately $532.4 million in cash. Additionally, HMA Knoxville assumed certain long-term lease obligations and will make maintenance and capital expenditures at the acquired hospitals. This acquisition was financed with available cash balances, which included the proceeds from sales of available-for-sale securities, and bank financing, which is described at Note 2(d).

Effective May 1, 2011, one of the Company's subsidiaries acquired a 95% equity interest in a company that owns and operates Tri-Lakes Medical Center, a 112-bed general acute care hospital in Batesville, Mississippi, and certain related health care operations. The total purchase price for the Company's 95% equity interest was approximately $38.8 million in cash. During the year ended December 31, 2011, certain of the Company's subsidiaries also acquired ten ancillary health care businesses for aggregate cash consideration of $23.3 million.

2010 Acquisitions. Effective October 1, 2010, certain subsidiaries of the Company acquired from Wuesthoff Health Systems, Inc. the following general acute care hospitals and certain related health care operations: (i) 298-bed Wuesthoff Medical Center in Rockledge, Florida; and (ii) 115-bed Wuesthoff Medical Center in Melbourne, Florida. The total purchase price for this acquisition was approximately $152.0 million in cash.

Effective July 1, 2010, certain subsidiaries of the Company acquired from Shands HealthCare a 60% equity interest in each of the following general acute care hospitals and certain related health care operations: (i) 99-bed Shands Lake Shore hospital in Lake City, Florida; (ii) 15-bed Shands Live Oak hospital in Live Oak, Florida; and (iii) 25-bed Shands Starke hospital in Starke, Florida. Shands HealthCare or one of its affiliates continues to hold a 40% equity interest in each of these hospitals and any related health care operations. The total purchase price for the Company's 60% equity interests in these three hospitals was approximately $21.5 million in cash. One of the Company's subsidiaries also entered into a lease extension for Shands Lake Shore hospital through June 30, 2040. Under the related operating agreements, Shands HealthCare may require the Company to purchase its 40% equity interest in one or more of the three abovementioned hospitals if the Company experiences a change of control. The purchase price in this regard would be set at the fair market value of the equity interests being acquired.

During the year ended December 31, 2010, certain subsidiaries of the Company also acquired six ancillary health care businesses, including one in which the Company held a pre-acquisition minority equity interest, through: (i) the issuance of subsidiary equity securities valued at approximately $3.1 million; (ii) the payment of cash consideration of $18.0 million; and (iii) the assumption of a capital lease agreement.

2009 Acquisitions. Effective December 1, 2009, certain subsidiaries of the Company acquired the Sparks Health System in Fort Smith, Arkansas, which included, among other things, a 492-bed general acute care hospital, physician practices and other related health care operations. The total purchase price for this acquisition was approximately $138.2 million in cash. Additionally, effective September 30, 2009, a subsidiary of the Company issued equity securities valued at approximately $9.2 million to acquire certain ancillary health care businesses.

Other. The Company's acquisitions are accounted for using the purchase method of accounting. The Company uses estimated exit price fair values as of the date of acquisition to (i) allocate the related purchase price to the assets acquired and liabilities assumed and (ii) record noncontrolling interests. Management uses a variety of techniques to estimate exit price fair values, including, but not limited to, valuation methodologies that derive fair values using a market approach based on comparable transactions and an approach based on depreciated replacement cost. The Company recorded incremental goodwill during each of the years ended December 31, 2011, 2010 and 2009 because the final negotiated purchase price in certain completed acquisitions exceeded the fair value of the net tangible and intangible assets acquired. Most of the goodwill that was added in 2011 and 2010 is expected to be tax deductible whereas the goodwill added in 2009 is generally non-deductible.

The Company incurred approximately $5.0 million, $0.9 million and $0.3 million of acquisition-related costs that were included in other operating expenses in the consolidated statements of income during the years ended December 31, 2011, 2010 and 2009, respectively. Amounts paid for acquisition-related costs are included in net cash provided by continuing operating activities in the consolidated statements of cash flows.

The table below summarizes the purchase price allocations for the acquisitions that were completed during the three-year period ended December 31, 2011; however, in some cases, such purchase price allocations are preliminary and remain subject to future refinement as the Company gathers supplemental information.

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Assets acquired:
Current and other assets	$25,762	$10,643	$—
Property, plant and equipment	499,900	190,364	139,645
Intangible and other long-term assets	59,606	—	—
Goodwill	89,910	27,305	7,733

Total assets acquired	675,178	228,312	147,378

Liabilities assumed:
Current liabilities	(13,725)	(1,395)	—
Capital lease obligations and related other	(61,307)	(11,690)	—

Total liabilities assumed	(75,032)	(13,085)	—

Net assets acquired	$600,146	$215,227	$147,378

During the three months ended December 31, 2011, the Company updated its acquisition accounting for the Mercy acquisition. Among other things, the Company recorded entries during that period to adjust the September 30, 2011 balances to (i) increase property, plant and equipment and other long-term liabilities by approximately $33.6 million and $19.2 million, respectively, and (ii) reduce goodwill by $12.8 million.

The intangible assets that were acquired during 2011 as part of the Company's acquisitions were primarily contractual rights to operate hospitals and other health care facilities (approximately $43.9 million, including $1.1 million allocated to discontinued operations) and non-compete arrangements ($8.4 million). The Company amortizes those intangible assets on a straight-line basis with no residual value over the remaining terms of the related contracts. The weighted average future amortization periods for the intangible assets acquired during the year ended December 31, 2011 are 7.7 years and 4.8 years for the contractual operating rights and non-compete arrangements, respectively.

A rollforward of the Company's goodwill is summarized in the table below (in thousands).

	Years Ended December 31,
	2011	2010

Balances at the beginning of the year	$909,470	$881,365
Current year acquisition activity	89,910	27,305
Adjustments for prior period acquisitions, including income tax matters, net	—	800

Balances at the end of the year	$999,380	$909,470

The operating results of entities acquired by the Company's subsidiaries are included in the Company's consolidated financial statements from the date of acquisition. If an acquired entity was subsequently sold, closed or is being held for sale, its operations are included in discontinued operations, which are discussed at Note 10.

The table below sets forth certain combined pro forma financial information as if the Mercy acquisition had closed on January 1, 2010 (in thousands, except per share data).

	Years Ended December 31,
	2011	2010

Net revenue before the provision for doubtful accounts	$6,294,419	$5,708,518
Consolidated net income	207,518	174,679
Net income attributable to Health Management Associates, Inc.	182,303	152,500
Earnings per share attributable to Health Management Associates, Inc. common stockholders:
Basic	$0.72	$0.61
Diluted	0.71	0.61

The 2011 pro forma amounts for net income and earnings per share in the above table have been adjusted to exclude approximately $4.8 million of acquisition-related expenses for the abovementioned Mercy acquisition. However, there were no 2011 or 2010 pro forma adjustments made to reflect potential cost reductions or operating efficiencies. Accordingly, the combined pro forma financial information is for comparative purposes only and is not necessarily indicative of the results that the Company would have experienced if the Mercy acquisition had actually occurred on January 1, 2010 or that may occur in the future. During the three months ended December 31, 2011, the Mercy hospitals and their related health care entities (i.e., Tennova Healthcare) contributed $152.5 million and $4.0 million of net revenue before the provision for doubtful accounts to continuing operations and discontinued operations, respectively. During that same period, Tennova Healthcare's losses from continuing operations and discontinued operations were $1.6 million and $1.7 million, respectively. Included in Tennova Healthcare's other operating expenses from continuing operations during the three months ended December 31, 2011 was $12.9 million of restructuring costs, consisting primarily of severance pay and related health and welfare benefits.

Joint Ventures and Redeemable Equity Securities. As of December 31, 2011, the Company had established joint ventures to own/lease and operate 28 of its hospitals. Local physicians and/or other health care entities own minority equity interests in each of the joint ventures and participate in the related hospital's governance. The Company owns a majority of the equity interests in each joint venture and manages the related hospital's day-to-day operations.

Novant Health, Inc. Prior to January 1, 2009, Novant Health, Inc. and one or more of its affiliates (collectively, "Novant") acquired from the Company (i) a 27% equity interest in a limited liability company that then owned/leased and operated the Company's seven general acute care hospitals in North Carolina and South Carolina (the "Carolina Joint Venture") and (ii) certain property, plant and equipment of the physician practices that were affiliated with those hospitals. Novant also assumed full operational and fiscal responsibility for such physician practices; however, the Company was required to partially subsidize the related losses, if any, for a period of up to three years in an amount not to exceed $4.0 million per annum (the "Physician Subsidy"). Effective October 1, 2009, the Carolina Joint Venture was restructured as described below, resulting in a gain of approximately $10.4 million ($0.03 per diluted share) that has been included in discontinued operations under gains (losses) on sales of assets and related other. The portion of the gain attributable to the remeasurement of the Company's retained interest in each of Franklin Regional Medical Center and Upstate Carolina Medical Center was nominal. The realized gain was determined after allocating $14.3 million of goodwill to those hospitals.

(i)	all of the equity interests in Davis Regional Medical Center in Statesville, North Carolina, Sandhills Regional Medical Center in Hamlet, North Carolina, Carolina Pines Regional Medical Center in Hartsville, South Carolina and Chester Regional Medical Center in Chester, South Carolina were distributed from the Carolina Joint Venture to the Company;

(ii)	Franklin Regional Medical Center in Louisburg, North Carolina and Upstate Carolina Medical Center in Gaffney, South Carolina continue to be owned by the Carolina Joint Venture; however, Novant now manages both hospitals and receives 99% of the net profits, net losses, free cash flow and capital accounts of those hospitals (effectively reducing the Company's interest in each hospital from 73% to 1%);

(iii)	Lake Norman Regional Medical Center in Mooresville, North Carolina continues to be owned by the Carolina Joint Venture and managed by the Company (subject to certain management rights expressly delegated to Novant); however, Novant now receives 30% of the net profits, net losses, free cash flow and capital accounts of the hospital (effectively a 3% increase in Novant's interest in the hospital);

(iv)	the Company paid Novant approximately $7.6 million, which included the purchase of certain assets used by physicians previously employed by Novant who returned to the Company's employment. Additionally, the Company agreed to make ten annual installment payments of $200,000 to Novant, the first of which was in January 2010;

(v)	Novant may require the Company to purchase its 30% interest in Lake Norman Regional Medical Center for the greater of $150.0 million or the fair market value of such interest in the hospital. This right is contingent on a change of control (excluding certain changes of control wherein the Company's senior executive management team is retained); and

(vi)	the Company's remaining Physician Subsidy obligation, if any, was cancelled.

As a result of the Carolina Joint Venture restructuring, Franklin Regional Medical Center and Upstate Carolina Medical Center have been included in discontinued operations (see Note 10).

Redeemable Equity Securities and Other. When completing a joint venture transaction, the Company subsidiary that is a party to the joint venture customarily issues equity securities that provide the noncontrolling shareholders with a unilateral right to require the Company's subsidiary to redeem such securities (typically at the lower of the original investment or fair market value). As recorded in the consolidated balance sheets, redeemable equity securities represent (i) the minimum amounts that can be unilaterally redeemed for cash by noncontrolling shareholders in respect of their subsidiary equity holdings and (ii) the initial unadjusted estimated fair values of certain contingent rights held by Novant and Shands HealthCare, which are described above. As of December 31, 2011 and through February 17, 2012, the mandatory redemptions requested by noncontrolling shareholders in respect of their subsidiary equity holdings have been nominal.

A rollforward of the Company's redeemable equity securities is summarized in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$201,487	$182,473	$48,868
Noncontrolling shareholder interests in an acquired business	2,046	—	—
Investments by noncontrolling shareholders	—	5,679	65,063
Purchases of subsidiary shares from and distributions to noncontrolling shareholders	(2,890)	(1,032)	(29)
Estimated fair values of noncontrolling shareholders' contingent rights	—	14,367	68,571

Balances at the end of the year	$200,643	$201,487	$182,473

Management believes it is not probable that the contingent rights of Novant and Shands HealthCare will vest because there are no circumstances known to management that would trigger the requisite change of control provision with either party. Accordingly, insofar as the contingent rights are concerned, the carrying values of the related redeemable equity securities have not been adjusted since being initially recorded.

The table below presents certain information regarding the changes in the ownership interests of Health Management Associates, Inc. in its consolidated subsidiaries as a result of the abovementioned 2009 joint venture activity (in thousands). No similar disclosures are required for the years ended December 31, 2011 and 2010.

Net income attributable to Health Management Associates, Inc.	$138,182
Changes in the additional paid-in capital of Health Management Associates, Inc. due to:
Sale of subsidiary shares to a noncontrolling shareholder	2,019
Purchase of subsidiary shares from a noncontrolling shareholder	(6,594)
Incremental costs of certain transactions with noncontrolling shareholders	(1,054)

Net transfers to a noncontrolling shareholder and related other	(5,629)

Change from net income attributable to Health Management Associates, Inc., net transfers to a noncontrolling shareholder and related other	$132,553

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds	12 Months Ended
Dec. 31, 2011
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds
5.	Fair Value Measurements, Available-For-Sale Securities and Restricted Funds

General. GAAP defines fair value as the amount that would be received for an asset or paid to transfer a liability (i.e., an exit price) in the principal market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. GAAP describes the following three levels of inputs that may be used:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3:	Unobservable inputs when there is little or no market data available, thereby requiring an entity to develop its own assumptions. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Transfers between levels within the fair value hierarchy are recognized by the Company on the date of the change in circumstances that requires such transfer. The table below summarizes the estimated fair values of the Company's financial assets (liabilities) as of December 31, 2011 (in thousands).

	Level 1	Level 2	Level 3	Totals

Available-for-sale securities, including those in restricted funds	$216,535	$30,275	$—	$246,810

Interest rate swap contract	$—	$(162,307)	$—	$(162,307)

The estimated fair value of the Company's interest rate swap contract was determined using a model that considers various inputs and assumptions, including LIBOR swap rates, cash flow activity, forward yield curves and other relevant economic measures, all of which are observable market inputs that are classified under Level 2 of the fair value hierarchy. The model also incorporates valuation adjustments for credit risk. The table below summarizes the Company's balance sheet classification of the estimated fair values of its interest rate swap contract liabilities (in thousands).

	December 31,
	2011	2010

Accrued expenses and other liabilities	$86,975	$—
Other long-term liabilities	75,332	215,473

Totals	$162,307	$215,473

The Company's Level 2 available-for-sale securities primarily consist of bonds and notes issued by (i) the United States government and its agencies and (ii) domestic and foreign corporations. The estimated fair values of these securities are determined using various valuation techniques, including a multi-dimensional relational model that incorporates standard observable inputs and assumptions such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids/offers and other pertinent reference data.

See Note 1(j) and Note 2 for discussion of the estimated fair values of the Company's other financial instruments, including valuation methods.

Available-For-Sale Securities (including those in restricted funds). Supplemental information regarding the Company's available-for-sale securities, which consisted of debt securities and shares in publicly traded stocks and mutual funds (all of which had no withdrawal restrictions), is set forth in the table below (in thousands).

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Values

As of December 31, 2011:
Debt securities and debt-based mutual funds
Government	$125,338	$1,164	$(25)	$126,477
Corporate	76,995	356	(708)	76,643
Equity securities and equity-based mutual funds
Domestic	26,220	2,354	(431)	28,143
International	15,446	304	(1,288)	14,462
Commodity-based fund	1,533	—	(448)	1,085

Totals	$245,532	$4,178	$(2,900)	$246,810

As of December 31, 2010:
Debt-based mutual funds
Government	$120,026	$326	$(308)	$120,044
Corporate	6,943	457	—	7,400
Equity-based mutual funds
Domestic	4,840	751	—	5,591
International	8,147	1,190	—	9,337

Totals	$139,956	$2,724	$(308)	$142,372

As of December 31, 2011 and 2010, investments with aggregate estimated fair values of approximately $67.0 million (294 investments) and $64.5 million (five investments), respectively, generated the gross unrealized losses disclosed in the table on the preceding page. Due to recent declines in the value of such securities and/or the Company's brief holding period (i.e., all such securities have been held for less than one year), as well as the Company's ability to hold the securities for a reasonable period of time sufficient for a projected recovery of fair value, management concluded that other-than-temporary impairment charges were not necessary at either of the balance sheet dates. Management will continue to monitor and evaluate the recoverability of the Company's available-for-sale securities.

As of December 31, 2011, the contractual maturities of debt securities held by the Company, excluding debt-based mutual fund holdings, are set forth in the table below. Expected maturities will differ from contractual maturities because the issuers of the debt securities may have the right to prepay their obligations without prepayment penalties.

	Amortized Cost Basis	Estimated Fair Value
	(in thousands)
Within 1 year	$—	$—
After 1 year and through year 5	6,265	6,209
After 5 years and through year 10	9,036	9,044
After 10 years	14,762	15,022

Gross realized gains and losses on sales of available-for-sale securities and other investment income, which includes interest and dividends, are summarized in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Realized gains	$1,694	$4,708	$1,384
Realized losses	(1,176)	(380)	—
Investment income	6,962	7,132	2,832

Restricted Funds. The Company's restricted funds are held by a wholly owned captive insurance subsidiary that is domiciled in the Cayman Islands. The assets of such subsidiary are effectively limited to use in its proprietary operations. Restricted funds are primarily used to purchase reinsurance policies and pay professional liability indemnity losses and related loss expenses. The current and long-term classification of restricted funds is primarily based on the projected timing of professional liability claim payments. The table below summarizes the estimated fair values of the Company's restricted funds (in thousands).

	December 31,
	2011	2010

Cash and cash equivalents	$—	$5,706
Available-for-sale securities	124,533	85,045

Totals	$124,533	$90,751

Supplemental information regarding the available-for-sale securities that are included in restricted funds is set forth in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Proceeds from sales	$46,325	$17,577	$4,600
Purchases	86,057	18,981	$72,117

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
6.	Income Taxes

The significant components of the Company's income tax expense (benefit) are summarized in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009
Federal:
Current	$42,609	$54,207	$(6,946)
Deferred	61,055	27,808	78,900

Total federal	103,664	82,015	71,954

State:
Current	(15,697)	26,531	(584)
Deferred	18,104	(7,497)	11,567

Total state	2,407	19,034	10,983

Totals	$106,071	$101,049	$82,937

Reconciliations of the federal statutory rate to the Company's effective income tax rates were as follows:

	Years Ended December 31,
	2011	2010	2009

Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	0.5	4.3	2.9
Noncontrolling interests	(2.9)	(2.3)	(3.8)
Tax credits	—	(2.6)	(0.6)
Other	1.4	0.8	0.5

Totals	34.0%	35.2%	34.0%

Net income attributable to noncontrolling interests, which is not tax-effected in the consolidated financial statements, reduces the Company's effective income tax rates.

Tax-effected temporary differences that give rise to federal and state deferred income tax assets and liabilities are summarized in the table below (in thousands).

	December 31,
	2011	2010
Deferred income tax assets:
Interest rate swap contract	$63,001	$82,777
Accrued liabilities	50,001	41,551
Self-insured liabilities	41,843	31,186
State net operating loss and tax credit carryforwards	37,179	37,048
Other	27,788	29,669

Deferred income tax assets, before valuation allowances	219,812	222,231
Valuation allowances	(22,981)	(16,989)

Deferred income tax assets, net	196,831	205,242

Deferred income tax liabilities:
Property, plant and equipment	(84,587)	(55,021)
Goodwill	(84,101)	(72,494)
Allowance for doubtful accounts	(40,119)	(23,925)
Joint ventures	(234,206)	(201,782)
Deferred gains on the early extinguishment of debt	(13,801)	(13,937)
Convertible debt discount amortization	(3,406)	(4,746)
Deferred revenue	(9,693)	(8,036)
Prepaid expenses	(11,464)	(9,530)

Deferred income tax liabilities	(481,377)	(389,471)

Net deferred income tax liabilities	$(284,546)	$(184,229)

Valuation allowances are the result of state net operating loss carryforwards that management believes may not be fully realized due to uncertainty regarding the Company's ability to generate sufficient future state taxable income. State net operating loss carryforwards aggregated approximately $883 million at December 31, 2011 and have expiration dates through December 31, 2031.

A rollforward of the Company's unrecognized income tax benefits is presented below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$36,129	$34,910	$28,520
Additions for tax positions of the current year	4,434	4,779	7,299
Additions for tax positions of prior years	9,209	3,407	1,736
Reductions for tax positions of prior years	(7,623)	(2,516)	—
Lapses of statutes of limitations	(6,164)	(4,084)	(2,156)
Settlements	(4,470)	(367)	(489)

Balances at the end of the year	$31,515	$36,129	$34,910

Included in the Company's unrecognized income tax benefits at December 31, 2009 was approximately $0.4 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Other than interest and penalties, the disallowance of those deductions in the short-term would not affect the Company's effective income tax rates but would accelerate payments to certain taxing authorities. There were no such unrecognized income tax benefits at December 31, 2011 and 2010.

The Company files numerous consolidated and separate federal and state income tax returns. With a few exceptions, there are no ongoing federal or state income tax examinations for periods before the year ended December 31, 2010. Management does not expect significant changes to the Company's income tax reserves over the next year due to current audits and/or potential statute extensions.

The Company recognizes interest and penalties related to unrecognized income tax benefits in its provision for income taxes. During the years ended December 31, 2010 and 2009, the Company recognized approximately $1.8 million and $1.1 million, respectively, of net interest and penalties expense. The Company recognized a corresponding net benefit of $1.3 million during the year ended December 31, 2011 due to the reversal of certain previously established accrued expense balances. At December 31, 2011 and 2010, the Company had accrued $7.6 million and $8.9 million, respectively, for interest and penalties.

In the normal course of business, there may be differences between the Company's income tax provision for financial reporting purposes and final settlements with taxing authorities. These differences, which principally relate to state income tax matters, are subject to interpretation pursuant to the applicable regulations. Management does not believe that the resolution of these differences will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
7.	Earnings Per Share

Basic earnings per share is computed based on the weighted average number of outstanding common shares. Diluted earnings per share is computed based on the weighted average number of outstanding common shares plus the dilutive effect of common stock equivalents, primarily computed using the treasury stock method.

GAAP requires contingently convertible debt instruments, if dilutive, to be included in diluted earnings per share calculations, regardless of whether or not the market price trigger contained in the convertible debt instrument was met. The 2028 Notes, which are discussed at Note 2(c), were structured so that the common stock underlying those securities are not immediately included in the diluted earnings per share calculations.

The table below sets forth the computations of basic and diluted earnings (loss) per share for the common stockholders of Health Management Associates, Inc. (in thousands, except per share amounts).

	Years Ended December 31,
	2011	2010	2009
Numerators:
Income from continuing operations	$206,334	$185,774	$161,303
Income attributable to noncontrolling interests	(25,215)	(22,179)	(24,981)

Income from continuing operations attributable to Health Management Associates, Inc. common stockholders	181,119	163,595	136,322

Income (loss) from discontinued operations	(2,409)	(13,526)	2,638
Income from discontinued operations attributable to noncontrolling interests	—	—	(778)

Income (loss) from discontinued operations attributable to Health Management Associates, Inc. common stockholders	(2,409)	(13,526)	1,860

Net income attributable to Health Management Associates, Inc. common stockholders	$178,710	$150,069	$138,182

Denominators:
Denominator for basic earnings (loss) per share-weighted average number of outstanding common shares	251,541	248,272	245,381
Dilutive securities: stock-based compensation arrangements	3,496	2,834	1,584

Denominator for diluted earnings (loss) per share	255,037	251,106	246,965

Earnings (loss) per share:
Basic
Continuing operations	$0.72	$0.66	$0.55
Discontinued operations	(0.01)	(0.05)	0.01

Net income	$0.71	$0.61	$0.56

Diluted
Continuing operations	$0.71	$0.65	$0.55
Discontinued operations	(0.01)	(0.05)	0.01

Net income	$0.70	$0.60	$0.56

Securities excluded from diluted earnings (loss) per share because they were antidilutive or performance conditions were not met:
Stock options	4,042	6,673	10,033

Deferred stock and restricted stock	605	682	1,979

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
8.	Stock-Based Compensation

Background. The Health Management Associates, Inc. Amended and Restated 1996 Executive Incentive Compensation Plan (the "EICP") permits the Company to grant stock awards to: (i) employees; (ii) independent directors serving on the Company's Board of Directors; and (iii) non-employed physicians and clinicians who provide the Company with bona fide advisory or consulting services. The Company has granted non-qualified stock options and awarded other stock-based compensation to key employees and directors under the EICP or its predecessor plan; however, no stock awards have been granted to non-employed physicians and clinicians. The Health Management Associates, Inc. 2006 Outside Director Restricted Stock Award Plan (the "2006 Director Plan") provided for annual issuances of restricted stock awards to independent directors; however, only a nominal amount of shares remain available for award under such plan. Accordingly, beginning January 1, 2011, annual deferred stock awards have been granted to independent directors under the EICP.

The Company has approximately 43.4 million shares of common stock authorized for stock-based compensation under all of its plans (12.0 million shares remained available for award at December 31, 2011). The Company's policy is to issue new shares of common stock to satisfy stock option exercises and other stock-based compensation arrangements. If an award granted under a stock-based plan is forfeited, expires, terminates or is otherwise satisfied without delivery of shares of common stock to the plan participant, then the underlying shares will become available again for the benefit of employees, directors and non-employed physicians and clinicians.

General. GAAP requires that the fair value of all share-based payments to employees and directors be measured on their grant date and either recognized as expense in the income statement over the requisite service period or, if appropriate, capitalized and amortized. Compensation expense for the stock-based arrangements described below, which is recorded in salaries and benefits in the consolidated statements of income, was approximately $25.2 million, $18.4 million and $10.9 million during the years ended December 31, 2011, 2010 and 2009, respectively. Substantially all such expense relates to the Company's deferred stock and restricted stock awards. The Company has not capitalized any stock-based compensation amounts. For awards with service-only vesting conditions, stock-based compensation expense is recognized on a straight-line basis over the requisite service period, which is generally aligned with the underlying stock-based award's vesting period. If an award has either a performance or market vesting condition, stock-based compensation expense is recognized ratably from the service inception date to the vesting date for each tranche of the award. For stock-based arrangements with performance conditions as a prerequisite to vesting, compensation expense is not recognized until it is probable that the corresponding performance condition will be achieved. During the years ended December 31, 2011, 2010 and 2009, stock-based compensation expense yielded income tax benefits of $9.7 million, $7.1 million and $3.9 million, respectively, that have been recognized in the consolidated statements of income.

Cash receipts from all stock-based plans during the years ended December 31, 2011, 2010, and 2009 were approximately $14.1 million, $7.5 million and $9.7 million, respectively. Realized income tax benefits, including those pertaining to deferred stock and restricted stock awards for which the Company receives no cash proceeds upon issuance of the underlying common stock, were $11.0 million, $4.8 million and $3.0 million during the years ended December 31, 2011, 2010 and 2009, respectively

Deferred Stock and Restricted Stock Awards. Deferred stock is a right to receive shares of common stock upon fulfillment of specified conditions. Historically, the Company's only deferred stock vesting condition has been continuous employment; however, a component of the 2011 and 2010 deferred stock awards to certain key managers also included a performance criterion based on the Company's operating results. The Company provides deferred stock to its key employees through stock incentive awards that generally vest 20% to 25% per annum or 100% on the fourth grant anniversary date. At the completion of the vesting period, common stock is issued to the grantee.

Restricted stock represents shares of common stock that preserve the indicia of ownership for the holder but are subject to restrictions on transfer and risk of forfeiture until fulfillment of specified conditions. In addition to requiring continuous service as an employee, the annual vesting of senior executive officer restricted stock awards requires the satisfaction of certain predetermined performance objectives that are set by the Compensation Committee of the Board of Directors. The independent directors' restricted stock awards and deferred stock awards under the 2006 Director Plan and the EICP, respectively, vest in four equal installments on January 1 of each year following the grant date, provided that the recipient remains an independent director on such dates or certain other conditions are met.

On March 11, 2008, the Compensation Committee approved and implemented a long-term incentive compensation program for certain senior executive officers (the "LTI Program"), which provides long-term incentive compensation in the form of cash payments and equity awards. Annual targeted incentive compensation awards under the LTI Program are expected to be granted as follows: (i) restricted stock that vests based on service; (ii) restricted stock that vests based on the satisfaction of performance criteria; and (iii) cash based on the satisfaction of the same performance criteria. The predetermined performance criterion that will be reviewed annually for vesting purposes is currently an operational fiscal measure of the Company that is defined in the grant award. Full vesting of awards under the LTI Program also requires continuous employment with the Company over a four-year period, with awards vesting 25% per annum. Based on the service and performance criteria under the LTI Program, approximately 715,000 shares of restricted stock vested after December 31, 2011.

Deferred stock and restricted stock activity for the Company's stock-based compensation plans, inclusive of participants employed at discontinued operations, is summarized in the table below.

	Shares		Weighted Average Grant Date Fair Values
	Deferred Stock	Restricted Stock	Deferred Stock	Restricted Stock
	(in thousands)

Balances at January 1, 2009 (non-vested)	5,008	569	$7.02	$6.25
Granted	135	1,317	5.64	1.76
Vested	(1,792)	(104)	6.46	7.34
Forfeited	(368)	(32)	7.71	5.27

Balances at December 31, 2009 (non-vested)	2,983	1,750	7.03	2.83
Granted	4,544	824	7.39	7.33
Vested	(879)	(480)	7.25	3.31
Forfeited	(432)	—	7.16	—

Balances at December 31, 2010 (non-vested)	6,216	2,094	7.25	4.45
Granted	4,139	505	9.63	9.67
Vested	(1,992)	(653)	7.67	4.33
Forfeited	(1,334)	—	7.95	—

Balances at December 31, 2011 (non-vested)	7,029	1,946	8.38	5.89

Subsequent to December 31, 2011, approximately 2.4 million shares of deferred stock vested upon completion of the requisite service and attainment of the 2011 performance criterion. The Company also granted new restricted stock awards and deferred stock awards to senior executive officers, key managers and independent directors. Underlying those awards were 7.6 million shares of the Company's common stock that will vest 25% per annum if the individual remains an independent director or employee of the Company, subject to, in some circumstances, the satisfactory achievement of the 2012 LTI Program performance criterion.

The aggregate intrinsic values of deferred stock and restricted stock issued during the years ended December 31, 2011, 2010 and 2009 were approximately $25.6 million, $10.1 million and $5.6 million, respectively. The aggregate grant date fair values of deferred stock and restricted stock awards that vested during such years were $18.1 million, $8.0 million and $12.3 million, respectively.

Compensation expense for deferred stock and restricted stock awards is based on the fair value (i.e., market price) of the underlying stock on the date of grant, except for awards with a market condition (i.e., awards that require the attainment of certain predetermined market prices of the Company's common stock as a vesting requirement). For awards with market conditions, management uses valuation methodologies to estimate their fair values. Because such awards have not been used by the Company in recent years, they had a nominal financial impact on the Company's consolidated operating results during the years presented herein. At December 31, 2011, there was approximately $40.5 million of unrecognized compensation cost attributable to non-vested deferred stock and restricted stock awards. Such cost is expected to be recognized over the remaining requisite service period for each award, the weighted average of which is approximately 2.8 years.

Stock Options. All employee stock options have ten year terms and vest 25% on each grant anniversary date over four years of continuous employment with the Company. Stock options granted to the independent members of the Company's Board of Directors have ten year terms and vest 25% on each grant anniversary date, provided that such individual remains an independent director on the vesting dates.

Stock-based compensation expense for stock options is based on the estimated fair values of the stock option awards on the date of grant as determined by the Black-Scholes option pricing model. At December 31, 2011, there was approximately $0.1 million of unrecognized compensation cost attributable to a non-vested employee stock option award that is expected to be recognized over the award's remaining requisite service period of approximately 0.7 years. The aggregate grant date fair value of stock options that vested during each of the years ended December 31, 2011, 2010 and 2009 was $0.2 million. The aggregate intrinsic values of stock options exercised during the years ended December 31, 2011, 2010 and 2009 were $2.8 million, $2.2 million and $2.6 million, respectively.

Stock option activity for the Company's stock-based compensation plans, inclusive of participants employed at discontinued operations, is summarized in the table below.

	Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Values
	(in thousands)			(in thousands)
Outstanding at January 1, 2009	12,977	$8.48
Exercised	(1,632)	5.94
Terminated	(2,795)	7.29

Outstanding at December 31, 2009	8,550	9.38
Exercised	(1,094)	6.82
Terminated	(281)	10.20

Outstanding at December 31, 2010	7,175	9.74
Exercised	(1,563)	9.00
Terminated	(610)	10.59

Outstanding at December 31, 2011 (all are expected to vest)	5,002	$9.87	2.20	$1,310

Exercisable options at December 31, 2011	4,877	$10.01	2.10	$983

Except for 125,000 stock options with an exercise price of $4.75, all of the Company's outstanding stock options at December 31, 2011 in the table below are currently exercisable.

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Terms (Years)
(in thousands)

$4.75	500	6.7
9.22	1,177	1.4
9.91	948	0.4
11.31	2,377	2.4

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans
9.	Retirement Plans

The Company maintains defined contribution retirement plans that cover substantially all of its employees. Under those plans, the Company can elect to match a portion of employee contributions. During the period from January 1, 2009 through September 30, 2010, substantially all matching contributions were suspended. The total retirement plan matching contribution expense during the years ended December 31, 2011, 2010 and 2009 was approximately $9.2 million, $2.9 million and $1.2 million, respectively.

Additionally, the Company maintains a supplemental retirement plan for certain executive officers. Generally, that plan provides for annual payments after the attainment of normal retirement age (62) or early retirement age (55) in the case of one participant, if the individuals are still employed by the Company on those dates. Supplemental retirement plan payments generally continue for the remainder of the executive officer's life.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
10.	Discontinued Operations

The Company's discontinued operations during the years presented herein included: (i) the 172-bed Woman's Center at Dallas Regional Medical Center in Mesquite, Texas; (ii) 189-bed Gulf Coast Medical Center in Biloxi, Mississippi; (iii) 140-bed Riley Hospital in Meridian, Mississippi; (iv) 25-bed Fishermen's Hospital in Marathon, Florida; (v) 70-bed Franklin Regional Medical Center in Louisburg, North Carolina; (vi) 125-bed Upstate Carolina Medical Center in Gaffney, South Carolina; (vii) 25-bed St. Mary's Medical Center of Scott County in Oneida, Tennessee; (viii) a 293-bed idle hospital campus in Knoxville, Tennessee; and (ix) certain other health care operations affiliated with those hospitals. Note 4 discusses the Company's divestiture of Franklin Regional Medical Center and Upstate Carolina Medical Center.

The operating results and cash flows of discontinued operations are included in the Company's consolidated financial statements up to the date of disposition. Additionally, as required by GAAP, the operating results and cash flows of the abovementioned entities have been separately presented as discontinued operations in the Company's consolidated financial statements. Because Fishermen's Hospital became a discontinued operation subsequent to December 31, 2010, the Company's 2010 and 2009 consolidated financial statements have been retroactively adjusted in accordance with GAAP to conform to the current year presentation.

The Company closed Gulf Coast Medical Center ("GCMC") on January 1, 2008. On July 18, 2011, the remaining real property at GCMC was sold for cash consideration of approximately $3.4 million, less selling and other related costs. The resulting gain of $0.6 million has been included in discontinued operations during the year ended December 31, 2011. During the years ended December 31 2010 and 2009, the Company recorded long-lived asset impairment charges in respect of GCMC of $8.4 million and $2.2 million, respectively, to reduce the hospital's assets to their estimated net realizable value.

During May 2011, one of the Company's subsidiaries entered into a lease termination agreement for Fishermen's Hospital that became effective on July 1, 2011. As part of the agreement, the hospital's remaining equipment, as well as certain working capital items, were sold to the Company's former lessor for $1.5 million in cash. The Fishermen's Hospital lease termination resulted in a goodwill impairment charge of $3.6 million during the year ended December 31, 2011. Management decided not to renegotiate a new lease agreement for Fishermen's Hospital, in large part, because recent operating results and future projections were below expectations.

On December 31, 2010, certain of the Company's subsidiaries sold Riley Hospital and its related health care operations (collectively, "Riley Hospital"), which included the hospital's supplies and long-lived assets (primarily property, plant and equipment). The selling price, which was paid in cash, was $24.0 million, plus a working capital adjustment. After allocating approximately $5.9 million of goodwill to the hospital, this divestiture resulted in a loss of $12.1 million during the year ended December 31, 2010. During the year ended December 31, 2011, discontinued operations included a post-closing working capital purchase price adjustment for Riley Hospital of $0.3 million that increased the Company's loss on the sale of such hospital.

The Woman's Center at Dallas Regional Medical Center (the "Woman's Center") was closed on June 1, 2008. Although management is currently evaluating various disposal alternatives for this idle facility, the timing of such divestiture has not yet been determined. Management concluded that the estimated fair value of the hospital's long-lived assets, less costs to sell, was lower than the corresponding net book value of such assets. Accordingly, the Company recorded a long-lived asset impairment charge of approximately $2.4 million during the year ended December 31, 2009 to reduce the hospital's long-lived assets to their estimated net realizable value.

As discussed at Note 4, a subsidiary of the Company acquired St. Mary's Medical Center of Scott County ("SMMC")" and the idle Riverside hospital campus ("Riverside") from Mercy on September 30, 2011. The aggregate allocated purchase price for SMMC and Riverside was approximately $12.4 million and has been included in investing activities under discontinued operations in the Company's consolidated statements of cash flows. SMMC is a leased facility with a lease agreement that expires in May 2012. For the same reason discussed above in respect of Fishermen's Hospital, management does not intend to extend or otherwise modify the SMMC lease. Mercy closed the hospital at the Riverside location prior to the Company's acquisition of the facility. Although management is currently evaluating various disposal alternatives for each of SMMC and Riverside, the timing of such divestitures has not yet been determined.

The table below sets forth the underlying details of the Company's discontinued operations (in thousands).

	Years Ended December 31,
	2011	2010	2009

Net revenue before the provision for doubtful accounts	$17,615	$76,845	$151,236
Provision for doubtful accounts	(3,430)	(9,958)	(29,635)

Net revenue	14,185	66,887	121,601

Salaries and benefits	6,854	29,742	58,515
Depreciation and amortization	1,624	6,600	10,291
Other operating expenses	6,331	32,105	54,790
Long-lived asset and goodwill impairment charges	3,614	8,410	4,550
(Gains) losses on sales of assets and related other, net (see Note 4)	(304)	12,113	(10,428)

	18,119	88,970	117,718

Income (loss) before income taxes	(3,934)	(22,083)	3,883
Income tax benefit (expense)	1,525	8,557	(1,245)

Income (loss) from discontinued operations	$(2,409)	$(13,526)	$2,638

The table below summarizes the principal components of the Company's assets of discontinued operations (in thousands).

	December 31,
	2011	2010

Supplies, prepaid expenses and other assets	$569	$1,082
Property, plant and equipment, net, and other	13,992	6,688
Goodwill	—	3,614

Total assets of discontinued operations	$14,561	$11,384

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
11.	Accumulated Other Comprehensive Income (Loss)

GAAP defines comprehensive income as the change in equity of a business enterprise from transactions and other events and circumstances that relate to non-owner sources. A rollforward of the Company's accumulated other comprehensive income (loss) is presented in the table below (in thousands).

	Unrealized Gains (Losses) on Available-for-Sale Securities	Interest Rate Swap Contract	Totals

Balances at January 1, 2009, net of income taxes of $113,836	$—	$(169,914)	$(169,914)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $735	1,351	—	1,351
Change in fair value of interest rate swap contract, net of income taxes of $37,602	—	48,321	48,321

Balances at December 31, 2009, net of income taxes of $75,499	1,351	(121,593)	(120,242)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $859	1,614	—	1,614
Adjustments for net (gains) losses reclassified into net income, net of income taxes of $750	(1,393)	—	(1,393)
Change in fair value of interest rate swap contract, net of income taxes of $6,543	—	(11,103)	(11,103)

Balances at December 31, 2010, net of income taxes of $81,933	1,572	(132,696)	(131,124)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $39	(78)	—	(78)
Adjustments for net (gains) losses reclassified into net income, net of income taxes of $357	(663)	—	(663)
Change in fair value of interest rate swap contract, net of income taxes of $17,662	—	30,073	30,073
Reclassification adjustments for amortization of expense into net income, net of income taxes of $4,032	—	6,352	6,352

Balances at December 31, 2011, net of income taxes of $60,635	$831	$(96,271)	$(95,440)

Prior to the Company's debt restructuring on November 18, 2011, which is discussed at Note 2, the Company's interest rate swap contract had been a perfectly effective cash flow hedge instrument that was used to manage the risk of variable interest rate fluctuation on certain long-term debt. Changes in its estimated fair value were previously recognized as a component of other comprehensive income (loss). See Note 2(a) and Note 5 for further discussion of the interest rate swap contract. As a result of the Company's debt restructuring, the interest rate swap contract is no longer an effective cash flow hedge instrument. Therefore, subsequent changes in its estimated fair value are no longer included in other comprehensive income (loss) but are recognized in the Company's consolidated statements of income as interest expense. Future amortization of the accumulated other comprehensive loss attributable to the interest rate swap contract is expected to approximate $79.0 million, $70.3 million and $8.1 million during the years ending December 31, 2012, 2013 and 2014, respectively.

Recent Accounting Standards Updates	12 Months Ended
Dec. 31, 2011
Recent Accounting Standards Updates [Abstract]
Recent Accounting Standards Updates
12.	Recent Accounting Standards Updates

During August 2010, the Financial Accounting Standards Board (the "FASB") approved a change to certain accounting standards. That change prohibits health care entities from netting projected insurance recoveries against the related liabilities and/or reserves in their balance sheets (e.g., professional liability claims and expenses, workers' compensation, health and welfare benefits, etc.). The modified accounting standard, which permitted early adoption, was required to be adopted for fiscal years and interim periods that began after December 15, 2010. Additionally, such accounting standard permitted adoption on either a prospective or retrospective basis. Effective January 1, 2011, the Company adopted the modified accounting standard on a prospective basis. The only impact of such adoption was an increase of approximately $15.4 million in the Company's deferred charges and other assets and a corresponding increase in the related liabilities. That "gross-up" amount was $15.9 million at December 31, 2011. Management does not believe that retrospective application of the modified accounting standard to any period prior to January 1, 2011 would have resulted in a material change to any of the Company's historical interim or annual consolidated financial statements.

During May 2011, the FASB amended and updated the accounting standards in GAAP as they relate to fair value measurement (the "Fair Value Update"). The Fair Value Update (i) expands and enhances GAAP's current disclosures about fair value measurements and (ii) clarifies the FASB's intent about the application of existing fair value measurement requirements in certain circumstances. Public companies were required to adopt the provisions of the Fair Value Update on a prospective basis during interim and annual periods that began after December 15, 2011. Early adoption of the amended accounting guidance was not permitted. There was no material impact from the Company's adoption of the Fair Value Update on January 1, 2012.

During June 2011, the FASB amended and updated the accounting standards in GAAP regarding the presentation of comprehensive income (the "OCI Update"). Among other things, the OCI Update (i) eliminated the option to report total comprehensive income and its components in the statement of changes in stockholders' equity and (ii) required the presentation of net income/loss, items of other comprehensive income and total comprehensive income in one continuous financial statement or two separate but consecutive financial statements. The OCI Update did not change the accounting for any items of other comprehensive income. Public companies were required to adopt the provisions of the OCI Update on a retrospective basis during interim and annual periods beginning after December 15, 2011. Early adoption of the OCI Update was permitted. The Company adopted the OCI Update, which only affects the presentation of the consolidated financial statements, during the year ended December 31, 2011.

During July 2011, the FASB amended and updated the accounting standards in GAAP regarding the income statement presentation and related disclosures of net revenue for health care entities (the "Net Revenue Update"). Among other things, the Net Revenue Update requires health care entities to (i) present the provision for doubtful accounts as a reduction of net patient service revenue in the income statement if the entity does not assess a patient's ability to pay prior to rendering services or determine that collection of the related revenue is reasonably assured and (ii) provide enhanced footnote disclosures about major sources of revenue by payor and the activity in the allowance for doubtful accounts. The Net Revenue Update does not otherwise change the revenue recognition criteria for health care entities. Public companies were required to adopt the provisions of the Net Revenue Update during interim and annual periods beginning after December 15, 2011. The income statement presentation change must be adopted on a retrospective basis but the enhanced footnote disclosures may be adopted either retrospectively or prospectively. Early adoption of the Net Revenue Update was permitted. The income statement presentation required by the Net Revenue Update has been reflected in the accompanying consolidated financial statements for all of the years presented, as well as all reporting periods subsequent to December 31, 2011. The required enhanced footnote disclosures were adopted on January 1, 2012 on a prospective basis and have been reflected in the interim condensed consolidated financial statements included in the Company's Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2012 and June 30, 2012.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
13.	Commitments and Contingencies

Renovation and Expansion Projects. As of December 31, 2011, the Company had started: (i) construction of a 250-bed general acute care hospital to ultimately replace the south campus facility at its Poplar Bluff Regional Medical Center in Poplar Bluff, Missouri; (ii) several hospital renovation and expansion projects; and (iii) various information technology hardware and software upgrades. Additionally, management estimates that the remaining cost to build and equip a replacement hospital for Walton Regional Medical Center in Monroe, Georgia will range from $20 million to $25 million. The Company is currently obligated to complete construction of this replacement hospital no later than December 31, 2012. Management does not believe that any of the Company's construction, renovation and/or expansion projects are individually significant or that they represent, in the aggregate, a material commitment of the Company's resources.

Standby Letters of Credit. At December 31, 2011, the Company maintained approximately $104.4 million of standby letters of credit in favor of third parties with various expiration dates through February 21, 2013; however, such amount was reduced to $54.1 million on February 17, 2012. The December 31, 2011 balance reflected a transitional period after completion of the 2011 Debt Restructuring.

Physician and Physician Group Guarantees. The Company is committed to providing financial assistance to physicians and physician groups practicing in the communities that its hospitals serve through certain recruiting arrangements and professional services agreements. At December 31, 2011, the Company was committed to non-cancelable guarantees of approximately $73.0 million under such arrangements. The actual amounts advanced will depend on the financial results of each physician's and physician group's private practice during the related contractual measurement period, which generally approximates one to two years. Amounts advanced under these agreements are considered to be loans. Provided that the physician or physician group continues to practice in the community served by the Company's hospital, the loan is generally forgiven on a pro rata basis over a period of 12 to 24 months. Management believes that the recorded liabilities for physician and physician group guarantees of $30.2 million and $10.3 million at December 31, 2011 and 2010, respectively, are adequate and reasonable; however, there can be no assurances that the ultimate liability will not exceed management's estimates. Estimated guarantee liabilities and the related intangible assets are predicated on historical payment patterns and an evaluation of the facts and circumstances germane to the specific contract under review. If the costs of these arrangements exceed management's estimates, the liabilities could materially increase.

Professional Liability Risks. The Company uses its wholly owned captive insurance subsidiary and its risk retention group subsidiary, which are domiciled in the Cayman Islands and South Carolina, respectively, to self-insure a significant portion of its professional liability risks. Those subsidiaries, which are collectively referred to as the "Insurance Subsidiaries," provide (i) claims-made coverage to all of the Company's hospitals and other health care facilities and (ii) occurrence-basis coverage to most of the Company's employed physicians. The employed physicians not covered by the Insurance Subsidiaries generally maintain claims-made policies with unrelated third party insurance companies. To mitigate the exposure of the program covering the Company's hospitals and other health care facilities, the Insurance Subsidiaries buy claims-made reinsurance policies from unrelated third parties for claims above certain self-retention levels.

The Company's discounted reserves for indemnity losses and related loss expenses, net of amounts estimated to be recoverable under reinsurance policies, were approximately $215.6 million and $180.9 million at December 31, 2011 and 2010, respectively. Such amounts were derived using a discount rate of 1.00% and a weighted average payment duration of approximately three years. A 50 basis point reduction in the discount rate during the year ended December 31, 2010, which was reflective of changes in market conditions, increased the Company's net reserves by $2.4 million at December 31, 2010. See Note 12 for a change in GAAP that affected the Company's balance sheet presentation of its discounted reserves for indemnity losses and related loss expenses. The Company's undiscounted reserves for professional liability risks, net of amounts estimated to be recoverable under reinsurance policies, were $221.4 million and $185.8 million at December 31, 2011 and 2010, respectively. The Company included $40.4 million and $53.4 million in accrued expenses and other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively, to reflect the estimated loss and loss expense payments that are projected to be satisfied within one year of those balance sheet dates. The Company recorded total expenses for its professional liability risks of $66.3 million, $68.6 million and $60.5 million during the years ended December 31, 2011, 2010 and 2009, respectively. Such expenses, which include indemnity losses, related loss expenses, interest accretion on discounted reserves and cumulative adjustments for changes in the discount rate, were determined using actuarially-based techniques and methodologies and have been included in other operating expenses in the Company's consolidated statements of income.

Considerable subjectivity, variability and judgment are inherent in professional liability risk estimates. Although management believes that the amounts included in the Company's consolidated financial statements are adequate and reasonable, there can be no assurances that the ultimate liability for professional liability matters will not exceed management's estimates. If actual indemnity losses and loss expenses exceed management's projections of claim activity and/or the projected claim payment duration differs from management's estimates, the Company's reserves could be materially adversely affected. Additionally, there can be no assurances that the reinsurance policies procured by the Insurance Subsidiaries will be adequate for the Company's professional liability profile.

Ascension Health Lawsuit. On February 14, 2006, Health Management Associates, Inc. (referred to as "Health Management" for the remainder of this Note 13) announced the termination of non-binding negotiations with Ascension Health ("Ascension") and the withdrawal of a non-binding offer to acquire Ascension's St. Joseph Hospital, a general acute care hospital in Augusta, Georgia. On June 8, 2007, certain Ascension subsidiaries filed a lawsuit against Health Management, entitled St. Joseph Hospital, Augusta, Georgia, Inc. et al. v. Health Management Associates, Inc., in Georgia Superior/State Court of Richmond County claiming that Health Management (i) breached an agreement to purchase St. Joseph Hospital and (ii) violated a confidentiality agreement. The plaintiffs claim at least $40 million in damages. Health Management removed the case to the U.S. District Court for the Southern District of Georgia, Augusta Division (No. 1:07-CV-00104). On July 13, 2010, the plaintiffs filed a motion for partial summary judgment and Health Management filed a motion for summary judgment. On March 30, 2011, Health Management's motion for summary judgment was granted as to all of plaintiffs' claims, except for the breach of confidentiality claim, and plaintiffs' motion for partial summary judgment was denied. On June 15, 2011, the case was stayed pending resolution of the appellate process. On July 8, 2011, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Eleventh Circuit (Case Number: 11-13069). Oral argument is scheduled for the week of April 30, 2012.

Management does not believe there was a binding acquisition contract with Ascension or any of its subsidiaries and does not believe Health Management breached a confidentiality agreement. Accordingly, management will continue to vigorously defend Health Management against the allegations, including the pending appeal. Management does not believe that the final outcome of this matter will be material.

Medicare Billing Lawsuit. On January 11, 2010, Health Management and one of its subsidiaries were named in a qui tam lawsuit entitled United States of America ex rel. J. Michael Mastej v. Health Management Associates, Inc. et al. in the U.S. District Court for the Middle District of Florida, Tampa Division. The plaintiff's complaint alleged that, among other things, the defendants erroneously submitted claims to Medicare and that those claims were falsely certified to be in compliance with Section 1877 of the Social Security Act of 1935 (commonly known as the "Stark law") and the Anti-Kickback Statute. The plaintiff's complaint further alleged that the defendants' conduct violated the federal False Claims Act of 1863 (the "False Claims Act"). The plaintiff seeks recovery of all Medicare and Medicaid reimbursement that the defendants received as a result of the alleged false certifications and treble damages under the False Claims Act, as well as a civil penalty for each Medicare and Medicaid claim supported by such alleged false certifications. On August 18, 2010, the plaintiff filed a first amended complaint that was similar to the original complaint. On September 27, 2010, the defendants moved to dismiss the first amended complaint for failure to state a claim with the particularity required by Rule 9(b) of the Federal Rules of Civil Procedure and failure to state a claim upon which relief can be granted pursuant to Rule 12(b)(6) of those federal rules. On November 11, 2010, the plaintiff filed a memorandum of law in opposition to the defendants' motion to dismiss. On February 23, 2011, the case was transferred to the U.S. District Court for the Middle District of Florida, Fort Myers Division (No. 2:11-cv-00089-JES-DNF). On May 5, 2011, the plaintiff filed a second amended complaint, which was similar to the first amended complaint. On May 17, 2011, the defendants moved to dismiss the second amended complaint on the same bases set forth in their earlier motion to dismiss. On February 16, 2012, the court granted the defendants' motion to dismiss, without prejudice. The court's order permits the plaintiff to file an amended complaint within 21 days. If the plaintiff amends the complaint, management will vigorously defend Health Management and its subsidiary against the allegations. Management does not believe that the final outcome of this matter will be material.

Governmental Matters. Several Health Management hospitals received letters during the second half of 2009 requesting information in connection with a U.S. Department of Justice ("DOJ") investigation relating to kyphoplasty procedures. Kyphoplasty is a minimally invasive spinal procedure used to treat vertebral compression fractures. The DOJ is currently investigating hospitals and hospital operators in multiple states to determine whether certain Medicare claims for kyphoplasty were incorrect when billed as an inpatient service rather than as an outpatient service. Management believes that the DOJ's investigation originated with a False Claims Act lawsuit against Kyphon, Inc., the company that developed the kyphoplasty procedure. The requested information has been provided to the DOJ and management is cooperating with the investigation. To date, the DOJ has not asserted any monetary or other claims against the Health Management hospitals in this matter. Based on the aggregate billings for inpatient kyphoplasty procedures during the period under review that were performed at the Health Management hospitals subject to the DOJ's inquiry, management does not believe that the final outcome of this matter will be material.

During September 2010, Health Management received a letter from the DOJ indicating that an investigation was being conducted to determine whether certain Health Management hospitals improperly submitted claims for the implantation of implantable cardioverter defibrillators ("ICDs"). The DOJ's investigation covers the period commencing with Medicare's expansion of coverage for ICDs in 2003 to the present. The letter from the DOJ further indicates that the claims submitted by Health Management's hospitals for ICDs and related services need to be reviewed to determine if Medicare coverage and payment was appropriate. During 2010, the DOJ sent similar letters and other requests to a large number of unrelated hospitals and hospital operators across the country as part of a nation-wide review of ICD billing under the Medicare program. Management has, and will continue to, cooperate with the DOJ in its ongoing investigation, which could potentially give rise to claims against Health Management and/or certain of its subsidiary hospitals under the False Claims Act or other statutes, regulations or laws. Additionally, management recently commenced an internal review of hospital medical records related to ICDs that are the subject of the DOJ investigation. To date, the DOJ has not asserted any monetary or other claims against Health Management or its hospitals in this matter and, at this time, management is unable to determine the potential impact, if any, that will result from the final resolution of the investigation.

The U.S. Department of Health and Human Services, Office of Inspector General ("HHS-OIG") and the DOJ, including the Civil Division and U.S. Attorney's Offices in the Eastern District of Pennsylvania, the Middle District of Florida, the Eastern District of Oklahoma, the Middle District of Tennessee, the Western District of North Carolina, the District of South Carolina and the Middle District of Georgia, are currently investigating Health Management and certain of its subsidiaries (HHS-OIG and the DOJ are collectively referred to as "Government Representatives"). Management believes that such investigations relate to the Anti-Kickback Statute, the Stark law and the False Claims Act and are focused on: (i) physician referrals, including financial arrangements with Health Management's whole-hospital physician joint ventures; (ii) the medical necessity of emergency room tests and patient admissions, including whether Pro-Med software has led to any medically unnecessary tests or admissions; and (iii) the medical necessity of certain surgical procedures. Management further believes that the investigations may have originated as a result of qui tam lawsuits filed on behalf of the United States. In connection with the investigations, HHS-OIG served subpoenas on Health Management on May 16, 2011 and July 21, 2011 requesting records. Additionally, Government Representatives have interviewed both current and former employees of Health Management and its subsidiaries. Health Management is conducting internal investigations and has met with Government Representatives on numerous occasions to respond to their inquiries. Management believes that the HHS-OIG subpoenas, which apply system-wide, may have been served pursuant to the authority of HHS-OIG to investigate health care fraud.

On February 22, 2012 and February 24, 2012, HHS-OIG served subpoenas on certain Health Management hospitals relating to those hospitals' relationships with Allegiance Health Management, Inc. ("Allegiance"). Allegiance, which is unrelated to Health Management, is a post acute health care management company that provides intensive outpatient psychiatric ("IOP") services to patients. The Health Management hospitals that were served subpoenas were: (i) Central Mississippi Medical Center in Jackson, Mississippi; (ii) Crossgates River Oaks Hospital in Brandon, Mississippi; (iii) Davis Regional Medical Center in Statesville, North Carolina; (iv) Lake Norman Regional Medical Center in Mooresville, North Carolina; (v) the Medical Center of Southeastern Oklahoma in Durant, Oklahoma; and (vi) Natchez Community Hospital in Natchez, Mississippi. Each of those hospitals has or had a contract with Allegiance. Among other things, the subpoenas seek: (i) documents related to the hospitals' financial relationships with Allegiance; (ii) documents related to patients who received IOP services from Allegiance at the Health Management hospitals, including their patient medical records; (iii) documents relating to complaints or concerns regarding Allegiance's IOP services at the Health Management hospitals; (iv) documents relating to employees, physicians and therapists who were involved in the provision of IOP services provided by Allegiance at the Health Management hospitals; and (v) other documents related to Allegiance including leases, contracts, policies and procedures, training documents, budgets and financial analyses. The period of time covered by the subpoenas is January 1, 2008 through the date of subpoena compliance. Management believes that HHS-OIG has served similar subpoenas on other non-Health Management hospitals that had contracts with Allegiance. Management intends to comply with the investigations. At this time, management is unable to determine the potential impact, if any, that will result from the final resolution of these investigations.

In addition to the abovementioned subpoenas and investigations, certain Health Management hospitals have received other requests for information from state and federal agencies. Management is cooperating with all of the ongoing investigations by collecting and producing the requested materials. Because a large portion of the abovementioned government investigations are in their early stages, management is unable to evaluate the outcome of such matters or determine the potential impact, if any, that could result from their final resolution.

Class Action Lawsuits. On or about January 25, 2012, Health Management, certain of its executive officers and one of its directors were named as defendants in an action entitled Miklen Sapssov v. Health Management Associates, Inc. et al., which was filed in the U. S. District Court for the Middle District of Florida (No. 2:12-CV-00046). This action purports to be brought on behalf of stockholders who purchased Health Management's common stock during the period July 27, 2009 through January 9, 2012. The plaintiff alleges, among other things, that Health Management and the other defendants violated Section 10(b) of the Securities Exchange Act of 1934 by making allegedly false and misleading statements in certain public disclosures regarding Health Management's business and financial results. The plaintiff alleges that Health Management's financial performance was based, in part, on improper billing practices. The plaintiff seeks unspecified damages. A substantially similar purported class action lawsuit, entitled Norfolk County Retirement System v. Health Management Associates, Inc., et al., was filed against the same defendants on or about February 2, 2012 in the U. S. District Court for the Middle District of Florida (No. 8:12-CV-00228). Management intends to vigorously defend Health Management against the allegations in these matters. Because the abovementioned lawsuits are in their early stages, management is unable to evaluate their outcome or determine the potential impact, if any, that could result from their final resolution.

Other. The Company is also a party to various other legal actions arising out of the normal course of its business. Due to the inherent uncertainties of litigation and dispute resolution, management is unable to estimate the ultimate losses, if any, relating to each of the Company's outstanding legal actions and other loss contingencies. Should an unfavorable outcome occur in some or all of its legal and other related matters, there could be a material adverse effect on the Company's financial position, results of operations and liquidity.

Quarterly Data	12 Months Ended
Dec. 31, 2011
Quarterly Data [Abstract]
Quarterly Data
14.	Quarterly Data (unaudited)

The tables below summarize certain unaudited financial information for each of the quarters in the two-year period ended December 31, 2011.

	Quarters During the Year Ended December 31, 2011 (1)
	First	Second (2)	Third (3)	Fourth (4)
	(in thousands, except per share amounts)

Net revenue after the provision for doubtful accounts	$1,254,760	$1,224,566	$1,219,622	$1,388,647
Income from continuing operations	61,966	56,916	49,704	37,748
Income (loss) from discontinued operations	146	(1,583)	255	(1,227)
Consolidated net income	62,112	55,333	49,959	36,521
Net income attributable to Health Management Associates, Inc.	55,524	48,611	43,728	30,847

Earnings (loss) per share attributable to Health Management Associates, Inc. common stockholders:
Basic
Continuing operations	$0.22	$0.20	$0.17	$0.13
Discontinued operations	—	(0.01)	—	—

Net income	$0.22	$0.19	$0.17	$0.13

Diluted
Continuing operations (5)	$0.22	$0.20	$0.17	$0.13
Discontinued operations	—	(0.01)	—	—

Net income (5)	$0.22	$0.19	$0.17	$0.13

Weighted average number of shares outstanding:
Basic	250,038	251,765	252,157	252,175
Diluted	253,727	255,235	255,124	256,032

	Quarters During the Year Ended December 31, 2010 (1)
	First	Second	Third	Fourth (6)
	(in thousands, except per share amounts)

Net revenue after the provision for doubtful accounts	$1,108,995	$1,082,195	$1,093,620	$1,182,603
Income from continuing operations	53,488	46,068	40,006	46,212
Income (loss) from discontinued operations	(69)	(355)	(126)	(12,976)
Consolidated net income	53,419	45,713	39,880	33,236
Net income attributable to Health Management Associates, Inc.	46,940	39,657	35,293	28,179

Earnings (loss) per share attributable to Health Management Associates, Inc. common stockholders:
Basic
Continuing operations	$0.19	$0.16	$0.14	$0.17
Discontinued operations	—	—	—	(0.05)

Net income	$0.19	$0.16	$0.14	$0.12

Diluted
Continuing operations	$0.19	$0.16	$0.14	$0.16
Discontinued operations	—	—	—	(0.05)

Net income	$0.19	$0.16	$0.14	$0.11

Weighted average number of shares outstanding:
Basic	247,555	248,390	248,526	248,600
Diluted	249,867	251,198	250,972	252,372

(1)	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
(2)	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
(3)	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
(4)	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
(5)	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.
(6)	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Event
15.	Subsequent Event

On February 3, 2012, one of the Company's subsidiaries signed a definitive agreement with a subsidiary of INTEGRIS Health, Inc. ("INTEGRIS") to acquire an 80% equity interest in each of five Oklahoma-based general acute care hospitals and certain related health care operations. A subsidiary of INTEGRIS will retain a 20% equity interest in such entities. The hospitals to be acquired are as follows:

•	Blackwell Regional Hospital in Blackwell (53 licensed beds);

•	Clinton Regional Hospital in Clinton (64 licensed beds);

•	Marshall County Medical Center in Madill (25 licensed beds);

•	Mayes County Medical Center in Pryor (52 licensed beds); and

•	Seminole Medical Center in Seminole (32 licensed beds).

Pursuant to the definitive acquisition agreement, the total purchase price for the 80% equity interests in these five hospitals will be $60.0 million in cash. Additionally, the Company's subsidiary will assume certain long-term lease obligations. The acquired assets and assumed liabilities will include, among other things, supply inventories, property, plant and equipment and certain long-term lease obligations. Subject to regulatory approvals and other conditions customary to closing, management anticipates that this acquisition will close during the quarter ending June 30, 2012.

The abovementioned acquisition is in furtherance of that part of the Company's business strategy that calls for the acquisition of hospitals and other ancillary health care businesses in non-urban communities. Management plans to fund this acquisition with available cash balances and proceeds from sales of available-for-sale securities.

Supplemental Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
Supplemental Condensed Consolidating Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Statements
16.	Supplemental Condensed Consolidating Financial Statements

Health Management Associates, Inc. (referred to as the "Parent Issuer" for the remainder of this Note 16) is the primary obligor under the New Credit Facilities, the 2020 Senior Notes and the 2016 Senior Notes, all of which are discussed at Note 2. Certain of the Parent Issuer's material domestic wholly owned subsidiaries (the "Guarantor Subsidiaries") provide joint and several unconditional guarantees as to payment for borrowings under such long-term debt arrangements; however, other Parent Issuer subsidiaries (the "Non-Guarantor Subsidiaries") have not been required to provide any such guarantees. Below are schedules presenting condensed consolidating financial statements as of December 31, 2011 and 2010, as well as the years ended December 31, 2011, 2010 and 2009. However, this financial information may not necessarily be indicative of the results of operations, cash flows or financial position of the Parent Issuer, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries if they had operated as independent entities.

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$3,245,267	$2,559,184	$—	$5,804,451
Provision for doubtful accounts	—	(395,943)	(320,913)	—	(716,856)

Net revenue	—	2,849,324	2,238,271	—	5,087,595

Salaries and benefits	—	1,126,388	1,176,456	—	2,302,844
Supplies	—	482,716	293,882	—	776,598
Rent expense	—	76,644	77,635	—	154,279
Other operating expenses	—	565,573	502,407	—	1,067,980
Medicare and Medicaid HCIT incentive payments	—	(24,826)	(15,156)	—	(39,982)
Equity in the earnings of consolidated subsidiaries	(324,430)	—	—	324,430	—
Depreciation and amortization	7,690	157,494	102,716	—	267,900
Interest expense	210,375	4,032	8,340	—	222,747
Write-offs of deferred debt issuance costs and related other	14,015	—	10,580	—	24,595
Other	(1,035)	1,204	(1,940)	—	(1,771)

	(93,385)	2,389,225	2,154,920	324,430	4,775,190

Income from continuing operations before income taxes	93,385	460,099	83,351	(324,430)	312,405
Income tax (expense) benefit	85,325	(169,770)	(21,626)	—	(106,071)

Income from continuing operations	178,710	290,329	61,725	(324,430)	206,334
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	(2,409)	—	(2,409)

Consolidated net income	178,710	290,329	59,316	(324,430)	203,925
Net income attributable to noncontrolling interests	—	(424)	(24,791)	—	(25,215)

Net income attributable to Health Management Associates, Inc.	$178,710	$289,905	$34,525	$(324,430)	$178,710

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$178,710	$290,329	$59,316	$(324,430)	$203,925
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	47,735	—	—	—	47,735
Reclassification adjustments for amortization of expense into net income	10,384	—	—	—	10,384
Available-for-sale securities
Unrealized gains (losses), net	—	—	(117)	—	(117)
Adjustments for net (gains) losses reclassified into net income	159	—	(1,179)	—	(1,020)

Other comprehensive income (loss) before income taxes	58,278	—	(1,296)	—	56,982
Income tax (expense) benefit related to items of other comprehensive income (loss)	(21,752)	—	454	—	(21,298)

Other comprehensive income (loss), net	36,526	—	(842)	—	35,684

Total consolidated comprehensive income	215,236	290,329	58,474	(324,430)	239,609
Total comprehensive income attributable to noncontrolling interests	—	(424)	(24,791)	—	(25,215)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$215,236	$289,905	$33,683	$(324,430)	$214,394

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$2,909,665	$2,182,501	$—	$5,092,166
Provision for doubtful accounts	—	(344,424)	(280,329)	—	(624,753)

Net revenue	—	2,565,241	1,902,172	—	4,467,413

Salaries and benefits	—	1,025,341	991,626	—	2,016,967
Supplies	—	447,936	255,490	—	703,426
Rent expense	—	61,463	61,520	—	122,983
Other operating expenses	—	495,032	397,433	—	892,465
Equity in the earnings of consolidated subsidiaries	(276,587)	—	—	276,587	—
Depreciation and amortization	4,642	145,687	91,544	—	241,873
Interest expense	204,723	3,952	2,998	—	211,673
Other	(4,709)	(89)	(3,999)	—	(8,797)

	(71,931)	2,179,322	1,796,612	276,587	4,180,590

Income from continuing operations before income taxes	71,931	385,919	105,560	(276,587)	286,823
Income tax (expense) benefit	78,138	(147,191)	(31,996)	—	(101,049)

Income from continuing operations	150,069	238,728	73,564	(276,587)	185,774
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	(13,526)	—	(13,526)

Consolidated net income	150,069	238,728	60,038	(276,587)	172,248
Net income attributable to noncontrolling interests	—	(421)	(21,758)	—	(22,179)

Net income attributable to Health Management Associates, Inc.	$150,069	$238,307	$38,280	$(276,587)	$150,069

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$150,069	$238,728	$60,038	$(276,587)	$172,248
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	(17,646)	—	—	—	(17,646)
Available-for-sale securities
Unrealized gains (losses), net	(159)	—	2,632	—	2,473
Adjustments for net (gains) losses reclassified into net income	(97)	—	(2,046)	—	(2,143)

Other comprehensive income (loss) before income taxes	(17,902)	—	586	—	(17,316)
Income tax (expense) benefit related to items of other comprehensive income (loss)	6,639	—	(205)	—	6,434

Other comprehensive income (loss), net	(11,263)	—	381	—	(10,882)

Total consolidated comprehensive income	138,806	238,728	60,419	(276,587)	161,366
Total comprehensive income attributable to noncontrolling interests	—	(421)	(21,758)	—	(22,179)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$138,806	$238,307	$38,661	$(276,587)	$139,187

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$2,549,281	$1,986,825	$—	$4,536,106
Provision for doubtful accounts	—	(305,122)	(248,517)	—	(553,639)

Net revenue	—	2,244,159	1,738,308	—	3,982,467

Salaries and benefits	—	923,374	856,066	—	1,779,440
Supplies	—	383,331	254,332	—	637,663
Rent expense	—	49,298	51,692	—	100,990
Other operating expenses	—	430,211	357,840	—	788,051
Equity in the earnings of consolidated subsidiaries	(259,936)	—	—	259,936	—
Depreciation and amortization	2,929	142,718	89,236	—	234,883
Interest expense	211,065	4,598	2,275	—	217,938
Gains on early extinguishment of debt, net	(16,202)	—	—	—	(16,202)
Write-offs of deferred debt issuance costs and related other	444	—	—	—	444
Other	(1,985)	(2,103)	(892)	—	(4,980)

	(63,685)	1,931,427	1,610,549	259,936	3,738,227

Income from continuing operations before income taxes	63,685	312,732	127,759	(259,936)	244,240
Income tax (expense) benefit	74,497	(117,357)	(40,077)	—	(82,937)

Income from continuing operations	138,182	195,375	87,682	(259,936)	161,303
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	2,638	—	2,638

Consolidated net income	138,182	195,375	90,320	(259,936)	163,941
Net income attributable to noncontrolling interests	—	(3,578)	(22,181)	—	(25,759)

Net income attributable to Health Management Associates, Inc.	$138,182	$191,797	$68,139	$(259,936)	$138,182

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$138,182	$195,375	$90,320	$(259,936)	$163,941
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	85,923	—	—	—	85,923
Available-for-sale securities
Unrealized gains (losses), net	97	—	1,989	—	2,086

Other comprehensive income (loss) before income taxes	86,020	—	1,989	—	88,009
Income tax (expense) benefit related to items of other comprehensive income (loss)	(37,641)	—	(696)	—	(38,337)

Other comprehensive income (loss), net	48,379	—	1,293	—	49,672

Total consolidated comprehensive income	186,561	195,375	91,613	(259,936)	213,613
Total comprehensive income attributable to noncontrolling interests	—	(3,578)	(22,181)	—	(25,759)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$186,561	$191,797	$69,432	$(259,936)	$187,854

Health Management Associates, Inc.

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$28,586	$47,094	$(11,537)	$—	$64,143
Available-for-sale securities	81,654	—	40,623	—	122,277
Accounts receivable, net	—	474,847	428,670	—	903,517
Supplies, prepaid expenses and other assets	4,953	115,193	95,449	—	215,595
Prepaid and recoverable income taxes	61,756	—	—	—	61,756
Restricted funds	—	—	28,289	—	28,289
Assets of discontinued operations	—	—	14,561	—	14,561

Total current assets	176,949	637,134	596,055	—	1,410,138

Property, plant and equipment, net	89,419	1,729,632	1,444,121	—	3,263,172
Investments in consolidated subsidiaries	1,948,185	—	—	(1,948,185)	—
Restricted funds	—	—	96,244	—	96,244
Goodwill	—	568,182	431,198	—	999,380
Deferred charges and other assets	81,265	40,962	113,028	—	235,255

Total assets	$2,295,818	$2,975,910	$2,680,646	$(1,948,185)	$6,004,189

Current liabilities:
Accounts payable	$40,188	$84,870	$73,062	$—	$198,120
Accrued expenses and other current liabilities	113,262	132,540	223,927	—	469,729
Deferred income taxes	50,466	—	—	—	50,466
Current maturities of long-term debt and capital lease obligations	68,375	8,941	8,193	—	85,509

Total current liabilities	272,291	226,351	305,182	—	803,824

Deferred income taxes	234,080	—	—	—	234,080
Long-term debt and capital lease obligations, less current maturities	3,397,948	30,819	60,722	—	3,489,489
Intercompany balances	(2,503,302)	(437,179)	2,940,481	—	—
Other long-term liabilities	125,660	53,997	311,380	—	491,037

Total liabilities	1,526,677	(126,012)	3,617,765	—	5,018,430

Redeemable equity securities	—	2,805	197,838	—	200,643

Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	769,141	3,098,859	(1,150,674)	(1,948,185)	769,141
Noncontrolling interests	—	258	15,717	—	15,975

Total stockholders' equity	769,141	3,099,117	(1,134,957)	(1,948,185)	785,116

Total liabilities and stockholders' equity	$2,295,818	$2,975,910	$2,680,646	$(1,948,185)	$6,004,189

Health Management Associates, Inc.

Condensed Consolidating Balance Sheet

December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$51,734	$44,256	$5,822	$—	$101,812
Available-for-sale securities	23,139	—	34,188	—	57,327
Accounts receivable, net	—	439,517	319,614	—	759,131
Supplies, prepaid expenses and other assets	4,786	108,691	70,604	—	184,081
Prepaid and recoverable income taxes	44,961	—	—	—	44,961
Restricted funds	—	—	39,684	—	39,684
Assets of discontinued operations	—	—	11,384	—	11,384

Total current assets	124,620	592,464	481,296	—	1,198,380

Property, plant and equipment, net	46,974	1,668,778	947,195	—	2,662,947
Investments in consolidated subsidiaries	2,262,766	—	—	(2,262,766)	—
Restricted funds	—	—	51,067	—	51,067
Goodwill	—	557,192	352,278	—	909,470
Deferred charges and other assets	30,532	21,681	36,008	—	88,221

Total assets	$2,464,892	$2,840,115	$1,867,844	$(2,262,766)	$4,910,085

Current liabilities:
Accounts payable	$15,184	$99,986	$57,331	$—	$172,501
Accrued expenses and other current liabilities	8,472	128,055	184,805	—	321,332
Deferred income taxes	27,052	—	—	—	27,052
Current maturities of long-term debt and capital lease obligations	25,782	5,286	3,677	—	34,745

Total current liabilities	76,490	233,327	245,813	—	555,630

Deferred income taxes	157,177	—	—	—	157,177
Long-term debt and capital lease obligations, less current maturities	2,931,798	16,782	35,139	—	2,983,719
Intercompany balances	(1,486,548)	(283,559)	1,770,107	—	—
Other long-term liabilities	265,080	25,607	187,899	—	478,586

Total liabilities	1,943,997	(7,843)	2,238,958	—	4,175,112

Redeemable equity securities	—	2,922	198,565	—	201,487

Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	520,895	2,844,861	(582,095)	(2,262,766)	520,895
Noncontrolling interests	—	175	12,416	—	12,591

Total stockholders' equity	520,895	2,845,036	(569,679)	(2,262,766)	533,486

Total liabilities and stockholders' equity	$2,464,892	$2,840,115	$1,867,844	$(2,262,766)	$4,910,085

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated

Net cash provided by (used in) continuing operating activities	$7,521	$384,900	$151,601	$544,022

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(3,714)	(578,376)	(582,090)
Additions to property, plant and equipment	(50,047)	(176,178)	(75,821)	(302,046)
Proceeds from sales of assets and insurance recoveries	—	2,495	270	2,765
Proceeds from sales of discontinued operations	—	—	4,851	4,851
Purchases of available-for-sale securities	(1,331,462)	—	(54,118)	(1,385,580)
Proceeds from sales of available-for-sale securities	1,273,651	—	47,747	1,321,398
Decrease (increase) in restricted funds, net	—	—	(35,309)	(35,309)

Net cash used in continuing investing activities	(107,858)	(177,397)	(690,756)	(976,011)

Cash flows from financing activities:
Proceeds from long-term debt borrowings	2,985,674	328	370,968	3,356,970
Principal payments on debt and capital lease obligations	(2,481,965)	(9,087)	(378,328)	(2,869,380)
Payments of debt issuance costs	(64,429)	—	(10,720)	(75,149)
Proceeds from exercises of stock options	14,067	—	—	14,067
Cash payments to noncontrolling shareholders	—	(457)	(27,827)	(28,284)
Changes in intercompany balances, net	(379,157)	(195,449)	574,606	—
Equity compensation excess income tax benefits	2,999	—	—	2,999

Net cash provided by (used in) continuing financing activities	77,189	(204,665)	528,699	401,223

Net increase (decrease) in cash and cash equivalents before discontinued operations	(23,148)	2,838	(10,456)	(30,766)
Net cash provided by (used in) discontinued operations	—	—	(6,903)	(6,903)

Net increase (decrease) in cash and cash equivalents	(23,148)	2,838	(17,359)	(37,669)
Cash and cash equivalents at:
Beginning of the year	51,734	44,256	5,822	101,812

End of the year	$28,586	$47,094	$(11,537)	$64,143

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Net cash provided by (used in) continuing operating activities	$(47,054)	$323,083	$158,662	$434,691

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(151,878)	(39,576)	(191,454)
Additions to property, plant and equipment	(38,396)	(104,556)	(66,156)	(209,108)
Proceeds from sales of assets and insurance recoveries	—	405	2,745	3,150
Proceeds from sales of discontinued operations	—	—	26,360	26,360
Purchases of available-for-sale securities	(883,293)	—	(38,431)	(921,724)
Proceeds from sales of available-for-sale securities	898,130	—	6,751	904,881
Decrease (increase) in restricted funds, net	—	—	(5,758)	(5,758)

Net cash used in continuing investing activities	(23,559)	(256,029)	(114,065)	(393,653)

Cash flows from financing activities:
Principal payments on debt and capital lease obligations	(28,196)	(7,492)	(4,459)	(40,147)
Proceeds from exercises of stock options	7,469	—	—	7,469
Cash received from noncontrolling shareholders	—	—	2,547	2,547
Cash payments to noncontrolling shareholders	—	(358)	(20,272)	(20,630)
Changes in intercompany balances, net	85,038	(43,319)	(41,719)	—
Equity compensation excess income tax benefits	1,278	—	—	1,278

Net cash provided by (used in) continuing financing activities	65,589	(51,169)	(63,903)	(49,483)

Net increase (decrease) in cash and cash equivalents before discontinued operations	(5,024)	15,885	(19,306)	(8,445)
Net cash provided by (used in) discontinued operations	—	—	4,239	4,239

Net increase (decrease) in cash and cash equivalents	(5,024)	15,885	(15,067)	(4,206)
Cash and cash equivalents at:
Beginning of the year	56,758	28,371	20,889	106,018

End of the year	$51,734	$44,256	$5,822	$101,812

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Net cash provided by (used in) continuing operating activities	$(30,010)	$303,065	$161,521	$434,576

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(138,195)	(569)	(138,764)
Additions to property, plant and equipment	(4,648)	(117,603)	(76,627)	(198,878)
Proceeds from sales of assets and insurance recoveries	—	5,326	—	5,326
Purchases of available-for-sale securities	(86,527)	—	—	(86,527)
Proceeds from sales of available-for-sale securities	50,000	—	—	50,000
Decrease (increase) in restricted funds, net	—	—	11,590	11,590

Net cash used in continuing investing activities	(41,175)	(250,472)	(65,606)	(357,253)

Cash flows from financing activities:
Proceeds from long-term debt borrowings	38,000	—	—	38,000
Principal payments on debt and capital lease obligations	(109,601)	(10,567)	(6,905)	(127,073)
Repurchases of convertible debt securities in the open market	(67,714)	—	—	(67,714)
Proceeds from exercises of stock options	9,699	—	—	9,699
Cash received from noncontrolling shareholders	—	2,928	51,868	54,796
Cash payments to noncontrolling shareholders	—	(4,513)	(30,864)	(35,377)
Changes in intercompany balances, net	159,916	(36,011)	(123,905)	—
Equity compensation excess income tax benefits	218	—	—	218

Net cash provided by (used in) continuing financing activities	30,518	(48,163)	(109,806)	(127,451)

Net increase (decrease) in cash and cash equivalents before discontinued operations	(40,667)	4,430	(13,891)	(50,128)
Net cash provided by (used in) discontinued operations	—	—	12,532	12,532

Net increase (decrease) in cash and cash equivalents	(40,667)	4,430	(1,359)	(37,596)
Cash and cash equivalents at:
Beginning of the year	97,425	23,941	22,248	143,614

End of the year	$56,758	$28,371	$20,889	$106,018

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

HEALTH MANAGEMENT ASSOCIATES, INC.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

(in thousands)

Description	Balances at Beginning of Period	Acquisitions and Dispositions	Charged to Operations (a)	Charged to Other Accounts	Deductions (b)	Balances at End of Period

Allowance for Doubtful Accounts (c)
Year ended December 31, 2011	$495,486	$—	$746,450	$—	$(662,964)	$578,972
Year ended December 31, 2010	455,705	291	662,239	—	(622,749)	495,486
Year ended December 31, 2009	449,031	(12,975)	606,812	—	(587,163)	455,705

(a)	Charges to operations include amounts related to provisions for doubtful accounts, before recoveries of accounts receivable that were previously written off.
(b)	Accounts receivable written off as uncollectible.
(c)	This table includes the activity of discontinued operations, as identified at Note 10 to the Consolidated Financial Statements in Item 8 of Part II.

Business And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Business And Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

a.	Principles of consolidation

 The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are controlled by the Company through majority voting control. All significant intercompany accounts and transactions have been eliminated. The Company uses the equity method of accounting for investments in entities in which it exhibits significant influence, but not control, and has an ownership interest ranging from 20% to 50%.

For consolidation and variable interest entity disclosure purposes, management evaluates circumstances where the Company has ownership, contractual or other financial interests that may result in its (i) ability to direct the activities of an entity that most significantly impact such entity's economic performance and/or (ii) obligation to absorb the losses of, or the right to receive the benefits from, an entity that could potentially be significant to that entity; however, no such arrangements that would be material to the Company's consolidated financial position or results of operations have been identified.

Cash And Cash Equivalents

b.	Cash and cash equivalents

 Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less. The Company's cash equivalents primarily consist of investment grade financial instruments.

Available-For-Sale Securities

c.	Available-for-sale securities

The Company's investments in debt securities and shares in publicly traded stocks and mutual funds have been designated by management as available-for-sale securities, as defined by GAAP. The estimated fair values of such securities are based on quoted market prices and pricing valuation models. Changes in temporary unrealized gains and losses are recorded as adjustments to other comprehensive income, net of income taxes. Periodically, management performs an evaluative assessment of individual securities to determine whether declines in fair value are other-than-temporary. Management considers various quantitative, qualitative and judgmental factors when performing its evaluation, including, but not limited to, the nature of the security being analyzed and the length of time and extent to which a security's fair value is below its historical cost. The weighted average cost method is used to calculate the historical cost basis of securities that are sold. Also, see Notes 5 and 11 for more information regarding the Company's available-for-sale securities.

Property, Plant And Equipment

d.	Property, plant and equipment

 Property, plant and equipment are stated at cost and include major expenditures that extend an asset's useful life. Ordinary repair and maintenance costs (e.g., medical equipment adjustments, painting, cleaning, etc.) are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the underlying assets. Estimated useful lives for buildings and improvements range from fifteen to forty years and for equipment range from three to fifteen years. Leasehold improvements, capital lease assets and other assets of a similar nature are amortized on a straight-line basis over the shorter of the term of the respective lease or the useful life of the underlying asset. Depreciation expense was approximately $219.3 million, $207.2 million and $202.8 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Debt Issuance Costs, Goodwill And Other Long-Lived Assets

e.	Deferred debt issuance costs, goodwill and other long-lived assets

Deferred debt issuance costs. Deferred charges and other assets include deferred debt issuance costs that are being amortized over the estimated economic life of the related debt using the effective interest method. A rollforward of the Company's deferred debt issuance costs is presented in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$48,515	$48,515	$50,520
Costs associated with the issuance of long-term debt	75,149	—	—
Write-offs, primarily in connection with a debt refinancing (see Note 2)	(56,463)	—	(444)
Repurchases of convertible debt securities	—	—	(1,561)

Balances at the end of the year	$67,201	$48,515	$48,515

Accumulated amortization of deferred debt issuance costs was approximately $3.1 million and $27.9 million at December 31, 2011 and 2010, respectively. Amortization of deferred debt issuance costs was $7.6 million, $7.1 million and $7.6 million during the years ended December 31, 2011, 2010 and 2009, respectively. Future amortization of deferred debt issuance costs is expected to approximate $11.3 million, $11.0 million, $10.5 million, $9.9 million and $8.4 million during the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Goodwill. GAAP calls for goodwill (i.e., the excess of cost over acquired net assets) and intangible assets with indefinite useful lives to be tested for impairment annually and whenever circumstances indicate that a possible impairment might exist. When performing goodwill impairment tests prior to 2011, management initially compared the estimated fair values of each reporting unit's net assets, including allocated home office net assets, to the corresponding carrying amounts on the Company's consolidated balance sheet. The estimated fair values of the Company's reporting units were determined using a market approach methodology based on revenue multiples. Management also considered a valuation methodology using discounted cash flows and a market approach valuation methodology based on comparable transactions. If the estimated fair value of a reporting unit's net assets was less than the balance sheet carrying amount, management determined the implied fair value of the reporting unit's goodwill, compared such fair value to the corresponding carrying amount and, if necessary, recorded a goodwill impairment charge.

During September 2011, the Financial Accounting Standards Board amended the accounting standards in GAAP as they relate to the annual test for goodwill impairment (the "Goodwill Update"). The Goodwill Update allows, but does not require, an initial assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount for the purpose of determining if detailed quantitative goodwill impairment testing is necessary. Public companies were required to adopt the provisions of the Goodwill Update during interim and annual periods beginning after December 15, 2011; however, early adoption was permitted. Management elected to early adopt the Goodwill Update in connection with the Company's annual goodwill impairment testing on October 1, 2011. The Company's adoption of the Goodwill Update did not have a material impact on its annual goodwill impairment testing or the results therefrom. Specifically, the qualitative factors reviewed by management did not reveal any circumstances whereby detailed quantitative goodwill impairment testing was necessary at the reporting unit level. There were no goodwill impairment charges in continuing operations during the years ended December 31, 2011, 2010 and 2009.

Reporting units are one level below the operating segment level (see Note 1(m)). However, after consideration of the relevant GAAP aggregation rules, management determined that the Company's goodwill impairment testing should be performed at the divisional operating level. Goodwill is discretely allocated to the Company's reporting units (i.e., each hospital's goodwill is included as a component of the aggregate reporting unit goodwill being evaluated during the impairment analysis).

Physician and Physician Group Guarantees. Deferred charges and other assets include estimated physician and physician group guarantee costs, which aggregated approximately $88.0 million and $60.7 million at December 31, 2011 and 2010, respectively. Such amounts are being amortized over the required service periods of the underlying contractual arrangements. The corresponding accumulated amortization was $38.8 million and $30.9 million at December 31, 2011 and 2010, respectively. Amortization expense related to estimated physician and physician group guarantee costs was $29.2 million, $21.7 million and $21.3 million during the years ended December 31, 2011, 2010 and 2009, respectively. Based on the December 31, 2011 balances, future amortization expense is expected to be $37.0 million, $10.0 million and $2.2 million during the years ending December 31, 2012, 2013 and 2014, respectively. See Note 13 for further information regarding physician and physician group guarantees.

Intangible Assets. Included in deferred charges and other assets at December 31, 2011 were intangible assets of approximately $51.2 million relating to contractual rights to operate hospitals and other health care facilities and non-compete arrangements, net of $2.0 million of accumulated amortization. See Note 4 for information about these intangible assets that were acquired during 2011. Future amortization of such assets is expected to approximate $7.9 million, $7.9 million, $7.9 million, $7.1 million and $4.2 million during the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Impairment of Long-lived Assets. When events, circumstances or operating results indicate that the carrying values of long-lived assets and/or identifiable intangible assets (excluding goodwill) that are expected to be held and used might be impaired, management prepares projections of the undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the projections indicate that the recorded amounts are not expected to be recoverable, such long-lived assets are reduced to their estimated fair values, as determined by management through various discrete valuation analyses, and the Company records an impairment charge. Long-lived assets to be disposed of are reported at the lower of their carrying amount or estimated fair value, less costs to sell. The estimates of fair value are based on recent sales of similar assets, market analyses, pending disposition transactions and market responses based on discussions with, and offers received from, potential buyers.

There were no long-lived asset impairment charges that were material to the Company's continuing operations during the years ended December 31, 2011, 2010 and 2009. During the years ended December 31, 2011, 2010 and 2009, the Company recorded long-lived asset and goodwill impairment charges of approximately $3.6 million, $8.4 million and $4.6 million, respectively, in discontinued operations (see Note 10).

Net Revenue, Cost Of Revenue And Related Other

f.	Net revenue, cost of revenue and related other

 Net Revenue. The Company records gross patient service charges on the accrual basis in the period that the services are rendered. Net revenue before provision for doubtful accounts represents gross patient service charges less provisions for contractual adjustments. Approximately 40%, 41% and 41% of such net revenue during the years ended December 31, 2011, 2010 and 2009, respectively, related to services rendered to patients covered by Medicare and various state Medicaid programs. Payments for services rendered to patients covered by these programs are generally less than billed charges and, therefore, provisions for contractual adjustments are made to reduce patient charges to the estimated cash receipts based on each program's principles of payment/reimbursement (i.e., either prospectively determined or retrospectively determined costs). Final settlements under these programs are subject to administrative review and audit and, accordingly, the Company periodically provides reserves for the adjustments that may ultimately result therefrom. Such adjustments were not material to the Company's consolidated results of operations during the years presented herein. Laws, rules and regulations governing the Medicare and Medicaid programs are extremely complex and subject to interpretation. As a result, estimates recorded in the consolidated financial statements and disclosed in the accompanying notes may change in the future and such changes in estimates, if any, will be recorded in the Company's operating results in the period they are identified by management. Revenue and receivables from government programs are significant to the Company's operations; however, management does not believe that there are substantive credit risks associated with such programs. There are no other concentrations of revenue or accounts receivable with any individual payor that subject the Company to significant credit or other risks.

Estimates for contractual allowances under managed care health plans are primarily based on the payment terms of contractual arrangements, such as predetermined rates per diagnosis, per diem rates or discounted fee for service rates.

Net revenue before the provision for doubtful accounts is presented net of provisions for contractual adjustments and uninsured patient discounts. The Company's provisions for contractual adjustments were approximately $19,433 million, $15,612 million and $12,589 million during the years ended December 31, 2011, 2010 and 2009, respectively. In the ordinary course of business, the Company provides services to patients who are financially unable to pay for their care. Accounts identified as charity and indigent care are not recognized in net revenue before the provision for doubtful accounts. The Company maintains a uniform policy whereby patient account balances are characterized as charity and indigent care only if the patient meets certain percentages of the federal poverty level guidelines. Local hospital personnel and the Company's collection agencies pursue payments on accounts receivable from patients who do not meet such criteria. Management monitors the levels of charity and indigent care provided by the Company's hospitals and other health care facilities and the procedures employed to identify and account for those patients. Most states include an estimate of charity and indigent care costs in the determination of a hospital's eligibility for Medicaid disproportionate share payments.

Uncompensated Patient Care. To quantify the overall impact of, and trends related to, uninsured accounts, management believes that it is beneficial to view the Company's: (i) foregone/unrecognized revenue for charity and indigent care; (ii) uninsured self-pay patient discounts (i.e., the Company discounts its gross charges to uninsured patients for non-elective procedures by 60% or more); and (iii) provision for doubtful accounts, which is collectively referred to herein as "uncompensated patient care," in combination rather than separately. Management estimates the costs of the Company's uncompensated patient care using a cost-to-charge ratio that is calculated by dividing patient care costs by gross patient charges. Those costs include select direct and indirect costs such as salaries and benefits, supplies, depreciation and amortization, rent and other operating expenses. The table below sets forth the estimated costs of the Company's uncompensated patient care (in thousands).

	Years Ended December 31,
	2011	2010	2009

Charity and indigent care foregone/unrecognized revenue (based on established rates)	$91,927	$88,797	$79,459
Uninsured self-pay patient discounts	939,763	789,370	641,911
Provision for doubtful accounts	716,856	624,753	553,639

	1,748,546	1,502,920	1,275,009
Cost-to-charge ratio	21.8%	22.3%	22.1%

Estimated costs of uncompensated patient care	$381,183	$335,151	$281,777

Cost of Revenue. The presentation of costs and expenses in the Company's consolidated statements of income does not differentiate between costs of revenue and other costs because substantially all of such costs and expenses are related to providing health care services. Furthermore, management believes that the natural classification of expenses is the most meaningful presentation of the Company's operations. Amounts that could be classified as general and administrative expenses include the costs of the Company's home office, which were approximately $168.8 million, $138.7 million and $117.7 million during the years ended December 2011, 2010 and 2009, respectively.

Accounts Receivable And Allowances For Doubtful Accounts

g.	Accounts receivable and allowances for doubtful accounts

 The Company grants credit without requiring collateral from its patients, most of whom live near the Company's hospitals and are insured under third party payor agreements. In certain circumstances, the Company charges interest on past due accounts receivable (delinquent accounts are identified by reference to contractual or other payment terms); however, such interest amounts were not material to the years presented herein. The credit risk for non-governmental accounts receivable is limited due to the large number of insurance companies and other payors that provide payment and reimbursement for patient services. Accounts receivable are reported net of estimated allowances for doubtful accounts.

Collection of accounts receivable from third party payors and patients is the Company's primary source of cash and is therefore critical to its successful operating performance. Accordingly, management closely monitors the Company's cash collection trends and the aging of accounts receivable. Collection risks principally relate to uninsured patient accounts and patient accounts for which the primary insurance payor has paid but patient responsibility amounts (generally deductibles and co-payments) remain outstanding. Provisions for doubtful accounts are primarily estimated based on cash collection analyses by payor classification and accounts receivable aging reports. When considering the adequacy of allowances for doubtful accounts, the Company's accounts receivable balances are routinely reviewed in conjunction with historical collection rates, health care industry trends/indicators and other business and economic conditions that might reasonably be expected to affect the collectibility of patient accounts. Accounts receivable are written off after collection efforts have been pursued in accordance with the Company's policies and procedures. Accounts written off as uncollectible are deducted from the allowance for doubtful accounts and subsequent recoveries are netted against the provision for doubtful accounts. Changes in payor mix, general economic conditions or federal and state government health care coverage could each have a material adverse effect on the Company's accounts receivable collections, cash flows and results of operations.

Professional Liability Claims

h.	Professional liability claims

 Reserves for self-insured professional liability indemnity claims and related expenses, including attorneys' fees and other related costs of litigation that have been incurred and will be incurred in the future, are determined using actuarially-based techniques and methodologies. The data used to develop such reserves is based on asserted and unasserted claim information that has been accumulated by the Company's incident reporting system, historical loss payment patterns and industry trends. Such long-term liabilities have been discounted to their estimated present values. Management selects a discount rate that represents a risk-free interest rate correlating to the period when the claims are projected to be paid. The Company's discounted reserves at December 31, 2010 did not include any amounts for estimated losses that were expected to be covered by reinsurance policies; however, see Note 12 for new accounting guidance that the Company adopted effective January 1, 2011.

The reserves for self-insured professional liability claims and expenses are periodically reviewed and adjustments thereto are recorded as more information about claim trends becomes known to management. Adjustments to the reserves are recognized in the Company's operating results in the period that the change in estimate is identified. See Note 13 for further discussion of the Company's professional liability risks and related matters.

Self-Insured Workers' Compensation And Health And Welfare Programs

i.	Self-insured workers' compensation and health and welfare programs

 The Company provides (i) income continuance to, and reimburses certain health care costs of, its disabled employees (collectively, "workers' compensation") and (ii) health and welfare benefits to its employees, their spouses and certain beneficiaries. While such employee benefit programs are primarily self-insured, stop-loss insurance policies are maintained in amounts deemed appropriate by management. Nevertheless, there can be no assurances that the amount of stop-loss insurance coverage will be adequate for such Company programs.

The Company records estimated liabilities for both reported and incurred but not reported workers' compensation and health and welfare claims based on historical loss experience and other information provided by the Company's third party administrators. The long-term liabilities for workers' compensation are determined using actuarially-based techniques and methodologies and are discounted to their estimated present values. Management selects a discount rate that represents a risk-free interest rate correlating to the period when such benefits are projected to be paid. The Company's liabilities at December 31, 2010 for workers' compensation and health and welfare benefits did not include any amounts for benefits that were expected to be covered by stop-loss policies; however, see Note 12 for new accounting guidance that the Company adopted effective January 1, 2011. Although there can be no assurances, management believes that the liabilities included in the Company's consolidated financial statements for these self-insured programs are adequate and reasonable. If the actual costs of these programs exceed management's estimates, the liabilities could be materially adversely affected.

Fair Value Of Financial Instruments

j.	Fair value of financial instruments

 Cash and cash equivalents, net accounts receivable, accounts payable and accrued expenses and other liabilities are reflected in the consolidated balance sheets at their estimated fair values primarily due to their short-term nature. The estimated fair values of long-term debt and available-for-sale securities, which are disclosed at Notes 2 and 5, respectively, were primarily determined by reference to quoted market prices, pricing valuation models and/or bid and ask prices in the relevant market. Additionally, see Note 5 regarding the estimated fair value of the Company's interest rate swap contract, including valuation methods and significant assumptions.

Noncontrolling Interests In Consolidated Entities And Redeemable Equity Securities

k.	Noncontrolling interests in consolidated entities and redeemable equity securities

The consolidated financial statements include all assets, liabilities, revenue and expenses of certain entities that are controlled by the Company but not wholly owned. The Company records noncontrolling interests and redeemable equity securities to reflect the ownership interests and other rights of the noncontrolling shareholders. The sale of a noncontrolling interest, where control of the affected entity is retained, is treated as an equity transaction. Moreover, direct and incremental costs of transactions with noncontrolling shareholders that change the ownership percentage of Health Management Associates, Inc. in a consolidated entity are considered part of the related equity transaction if control is maintained by the parent.

Redeemable equity securities with redemption features that are not solely within the Company's control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. If it is unlikely that a redeemable equity security will ever require redemption (e.g., management does not expect that a triggering contingency will occur, etc.), then subsequent adjustments to the initially recorded amount will only be recognized in the period that a redemption becomes probable. See Note 4 for further information regarding the Company's redeemable equity securities.

Income Taxes

l.	Income taxes

 Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are expected to apply to taxable income in the periods in which the underlying deferred tax asset or liability is expected to be realized or settled. Management must make estimates when recording the Company's provision for income taxes, including conclusions regarding deferred tax assets and deferred tax liabilities, as well as valuation allowances that might be required to offset deferred tax assets. Management estimates valuation allowances to reduce deferred tax assets to the amounts it believes are more likely than not to be realized in future periods. When establishing valuation allowances, management considers all relevant information, including ongoing tax planning strategies. Management adjusts valuation allowance estimates and records the impact of such changes in the Company's income tax provision in the period that management determines that the probability of deferred tax asset realization has changed.

The Company operates in multiple states with varying tax laws and is subject to both federal and state audits of its tax filings. Management estimates tax reserves to adequately provide for audit adjustments, if any. Actual audit results could vary from the estimates recorded by the Company. Recorded tax reserves and the changes therein were not material to the Company's consolidated financial position or its results of operations during the years presented herein.

See Note 6 for further information regarding income taxes.

Segment Reporting

m.	Segment reporting

 GAAP requires that a company with publicly traded debt or equity securities report annual and interim financial and other information about its reportable operating segments. Operating segments are components of an enterprise for which separate financial information is available and such information is evaluated regularly by the chief operating decision maker when deciding how to allocate resources and assess performance. GAAP allows aggregation of similar operating segments into a single operating segment if the businesses have comparable economic characteristics and are otherwise considered alike. The Company's operating segments, which provide health care services to patients in owned and leased facilities, offer comparable services, have the same types of patients, operate in a consistent manner and have similar economic and regulatory characteristics. Accordingly, such operating segments have been aggregated into a single reportable segment.

Discontinued Operations

n.	Discontinued operations

 GAAP requires that a component of an entity be reported as discontinued operations if, among other things, such component: (i) has been disposed of or is classified as held for sale; (ii) has operations and cash flows that can be clearly distinguished from the rest of the reporting entity; and (iii) will be eliminated from the ongoing operations of the reporting entity. In the period that a component of the Company meets such criteria, its results of operations and cash flows for current and prior periods are reclassified to discontinued operations and the assets and liabilities of the related disposal group are segregated on the consolidated balance sheet. See Note 10 for information regarding the Company's discontinued operations.

Loss Contingencies

o.	Loss contingencies

Management regularly reviews the status of the Company's legal and regulatory matters and assesses the potential financial exposure thereof. If the potential loss from any claim, lawsuit or regulatory proceeding is considered probable and the amount can be reasonably estimated, the Company records a reserve. Significant judgment is required when determining probability and whether an exposure is reasonably estimable. The actual costs resulting from the final resolution of claims, lawsuits and regulatory matters may vary significantly from management's estimates because, among other things, estimating such financial exposure requires consideration of substantial uncertainties. Changes in the estimates of financial exposure for legal matters and other loss contingencies could have a material impact on the Company's consolidated financial position and results of operations. Attorneys' fees and other costs of defending the Company in respect of claims, lawsuits and regulatory proceedings are expensed in the period such fees and costs are incurred, except as noted above at Note 1(h).

See Note 13 for information regarding the Company's material legal matters and other loss contingencies.

Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Business And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Deferred Debt Issuance Costs

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$48,515	$48,515	$50,520
Costs associated with the issuance of long-term debt	75,149	—	—
Write-offs, primarily in connection with a debt refinancing (see Note 2)	(56,463)	—	(444)
Repurchases of convertible debt securities	—	—	(1,561)

Balances at the end of the year	$67,201	$48,515	$48,515

Schedule Of Estimated Costs Of Uncompensated Patient Care

	Years Ended December 31,
	2011	2010	2009

Charity and indigent care foregone/unrecognized revenue (based on established rates)	$91,927	$88,797	$79,459
Uninsured self-pay patient discounts	939,763	789,370	641,911
Provision for doubtful accounts	716,856	624,753	553,639

	1,748,546	1,502,920	1,275,009
Cost-to-charge ratio	21.8%	22.3%	22.1%

Estimated costs of uncompensated patient care	$381,183	$335,151	$281,777

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Summary Of Long-Term Debt And Capital Lease Obligations

	December 31,
	2011	2010

Revolving credit facilities (a)	$—	$—
Bank borrowings (a):
New Term Loan A	725,000	—
New Term Loan B, net of a discount of approximately $13,742 at December 31, 2011	1,386,258	—
Predecessor Term Loan	—	2,481,434
7.375% Senior Notes due 2020 (b)	875,000	—
6.125% Senior Notes due 2016, net of discounts of approximately $1,584 and $1,953 at December 31, 2011 and 2010, respectively (b)	398,416	398,047
3.75% Convertible Senior Subordinated Notes due 2028, net of discounts of approximately $9,802 and $13,352 at December 31, 2011 and 2010, respectively (c)	81,648	78,098
Installment notes and other unsecured long-term debt at interest rates ranging from 4.2% to 7.5%, payable through 2025	4,264	5,184
Capital lease obligations (see Note 3)	104,412	55,701

Long-term debt and capital lease obligations	3,574,998	3,018,464
Less current maturities	(85,509)	(34,745)

Long-term debt and capital lease obligations, less current maturities	$3,489,489	$2,983,719

Estimated Fair Values Of Long-Term Debt Instruments

	December 31,
	2011	2010

New Term Loan A	$708,688	$—
New Term Loan B	1,393,000	—
Predecessor Term Loan	—	2,448,211
2016 Senior Notes	416,000	405,000
2020 Senior Notes	910,000	—
2028 Notes	94,391	109,543

Schedule Of Maturities Of Long-Term Debt Exclusive Of Capital Lease Obligations

2012	$69,522
2013	69,546
2014	178,165
2015	122,967
2016	849,221
Thereafter	2,206,293

$3,495,714

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule Of Future Minimum Operating And Capital Lease Payments

	Operating			Capital
	Real Property	Real Property Master Leases	Equipment	Real Property and Equipment	Totals

2012	$37,545	$19,252	$68,848	$22,722	$148,367
2013	30,787	17,581	54,827	17,468	120,663
2014	25,755	13,731	37,153	15,934	92,573
2015	21,987	13,219	24,653	15,678	75,537
2016	19,210	11,251	9,009	12,013	51,483
Thereafter	67,539	39,171	4,940	95,417	207,067

Total minimum payments	$202,823	$114,205	$199,430	179,232	$695,690

Less amounts representing interest				(74,820)

Present value of minimum lease payments				$104,412

Schedule Of Capital Leased Assets

	December 31,
	2011	2010
	(in thousands)

Property, plant and equipment under capital lease arrangements and other capitalized assets relating to leasing activities	$1,265,758	$1,124,185
Accumulated depreciation and amortization	(572,111)	(522,432)

Net book value	$693,647	$601,753

Acquisitions, Joint Ventures and Other Activity (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions, Joint Ventures And Other Activity [Abstract]
Summary Of Purchase Price Allocations

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Assets acquired:
Current and other assets	$25,762	$10,643	$—
Property, plant and equipment	499,900	190,364	139,645
Intangible and other long-term assets	59,606	—	—
Goodwill	89,910	27,305	7,733

Total assets acquired	675,178	228,312	147,378

Liabilities assumed:
Current liabilities	(13,725)	(1,395)	—
Capital lease obligations and related other	(61,307)	(11,690)	—

Total liabilities assumed	(75,032)	(13,085)	—

Net assets acquired	$600,146	$215,227	$147,378

Schedule Of Roll Forward Of Goodwill

	Years Ended December 31,
	2011	2010

Balances at the beginning of the year	$909,470	$881,365
Current year acquisition activity	89,910	27,305
Adjustments for prior period acquisitions, including income tax matters, net	—	800

Balances at the end of the year	$999,380	$909,470

Summary Of Business Acquisition

	Years Ended December 31,
	2011	2010

Net revenue before the provision for doubtful accounts	$6,294,419	$5,708,518
Consolidated net income	207,518	174,679
Net income attributable to Health Management Associates, Inc.	182,303	152,500
Earnings per share attributable to Health Management Associates, Inc. common stockholders:
Basic	$0.72	$0.61
Diluted	0.71	0.61

Rollforward Of Redeemable Equity Securities

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$201,487	$182,473	$48,868
Noncontrolling shareholder interests in an acquired business	2,046	—	—
Investments by noncontrolling shareholders	—	5,679	65,063
Purchases of subsidiary shares from and distributions to noncontrolling shareholders	(2,890)	(1,032)	(29)
Estimated fair values of noncontrolling shareholders' contingent rights	—	14,367	68,571

Balances at the end of the year	$200,643	$201,487	$182,473

Changes In Ownership Interests Of Health Management Associates, Inc. In Its Consolidated Subsidiaries

Net income attributable to Health Management Associates, Inc.	$138,182
Changes in the additional paid-in capital of Health Management Associates, Inc. due to:
Sale of subsidiary shares to a noncontrolling shareholder	2,019
Purchase of subsidiary shares from a noncontrolling shareholder	(6,594)
Incremental costs of certain transactions with noncontrolling shareholders	(1,054)

Net transfers to a noncontrolling shareholder and related other	(5,629)

Change from net income attributable to Health Management Associates, Inc., net transfers to a noncontrolling shareholder and related other	$132,553

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Estimated Fair Values Of Financial Assets (Liabilities)

	Level 1	Level 2	Level 3	Totals

Available-for-sale securities, including those in restricted funds	$216,535	$30,275	$—	$246,810

Interest rate swap contract	$—	$(162,307)	$—	$(162,307)

Schedule Of Estimated Fair Values Of Interest Rate Swap Contract Liabilities

	December 31,
	2011	2010

Accrued expenses and other liabilities	$86,975	$—
Other long-term liabilities	75,332	215,473

Totals	$162,307	$215,473

Available-For-Sale Securities

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Values

As of December 31, 2011:
Debt securities and debt-based mutual funds
Government	$125,338	$1,164	$(25)	$126,477
Corporate	76,995	356	(708)	76,643
Equity securities and equity-based mutual funds
Domestic	26,220	2,354	(431)	28,143
International	15,446	304	(1,288)	14,462
Commodity-based fund	1,533	—	(448)	1,085

Totals	$245,532	$4,178	$(2,900)	$246,810

As of December 31, 2010:
Debt-based mutual funds
Government	$120,026	$326	$(308)	$120,044
Corporate	6,943	457	—	7,400
Equity-based mutual funds
Domestic	4,840	751	—	5,591
International	8,147	1,190	—	9,337

Totals	$139,956	$2,724	$(308)	$142,372

Schedule Of Contractual Maturities Of Debt Securities Excluding Debt-Based Mutual Fund Holdings

	Amortized Cost Basis	Estimated Fair Value
	(in thousands)
Within 1 year	$—	$—
After 1 year and through year 5	6,265	6,209
After 5 years and through year 10	9,036	9,044
After 10 years	14,762	15,022

Gross Realized Gains And Losses On Sales Of Available-For-Sale Securities

	Years Ended December 31,
	2011	2010	2009

Realized gains	$1,694	$4,708	$1,384
Realized losses	(1,176)	(380)	—
Investment income	6,962	7,132	2,832

Estimated Fair Values Of Restricted Funds

	December 31,
	2011	2010

Cash and cash equivalents	$—	$5,706
Available-for-sale securities	124,533	85,045

Totals	$124,533	$90,751

Supplemental Information Regarding Available-For-Sale Securities Included In Restricted Funds

	Years Ended December 31,
	2011	2010	2009

Proceeds from sales	$46,325	$17,577	$4,600
Purchases	86,057	18,981	$72,117

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)

	Years Ended December 31,
	2011	2010	2009
Federal:
Current	$42,609	$54,207	$(6,946)
Deferred	61,055	27,808	78,900

Total federal	103,664	82,015	71,954

State:
Current	(15,697)	26,531	(584)
Deferred	18,104	(7,497)	11,567

Total state	2,407	19,034	10,983

Totals	$106,071	$101,049	$82,937

Schedule Of Reconciliations Of Federal Statutory Rate To Effective Income Tax Rates

	Years Ended December 31,
	2011	2010	2009

Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	0.5	4.3	2.9
Noncontrolling interests	(2.9)	(2.3)	(3.8)
Tax credits	—	(2.6)	(0.6)
Other	1.4	0.8	0.5

Totals	34.0%	35.2%	34.0%

Schedule Of Federal And State Deferred Income Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred income tax assets:
Interest rate swap contract	$63,001	$82,777
Accrued liabilities	50,001	41,551
Self-insured liabilities	41,843	31,186
State net operating loss and tax credit carryforwards	37,179	37,048
Other	27,788	29,669

Deferred income tax assets, before valuation allowances	219,812	222,231
Valuation allowances	(22,981)	(16,989)

Deferred income tax assets, net	196,831	205,242

Deferred income tax liabilities:
Property, plant and equipment	(84,587)	(55,021)
Goodwill	(84,101)	(72,494)
Allowance for doubtful accounts	(40,119)	(23,925)
Joint ventures	(234,206)	(201,782)
Deferred gains on the early extinguishment of debt	(13,801)	(13,937)
Convertible debt discount amortization	(3,406)	(4,746)
Deferred revenue	(9,693)	(8,036)
Prepaid expenses	(11,464)	(9,530)

Deferred income tax liabilities	(481,377)	(389,471)

Net deferred income tax liabilities	$(284,546)	$(184,229)

Schedule Of Rollforward Of Unrecognized Income Tax Benefits

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$36,129	$34,910	$28,520
Additions for tax positions of the current year	4,434	4,779	7,299
Additions for tax positions of prior years	9,209	3,407	1,736
Reductions for tax positions of prior years	(7,623)	(2,516)	—
Lapses of statutes of limitations	(6,164)	(4,084)	(2,156)
Settlements	(4,470)	(367)	(489)

Balances at the end of the year	$31,515	$36,129	$34,910

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computations Of Basic And Diluted Earnings (Loss) Per Share

	Years Ended December 31,
	2011	2010	2009
Numerators:
Income from continuing operations	$206,334	$185,774	$161,303
Income attributable to noncontrolling interests	(25,215)	(22,179)	(24,981)

Income from continuing operations attributable to Health Management Associates, Inc. common stockholders	181,119	163,595	136,322

Income (loss) from discontinued operations	(2,409)	(13,526)	2,638
Income from discontinued operations attributable to noncontrolling interests	—	—	(778)

Income (loss) from discontinued operations attributable to Health Management Associates, Inc. common stockholders	(2,409)	(13,526)	1,860

Net income attributable to Health Management Associates, Inc. common stockholders	$178,710	$150,069	$138,182

Denominators:
Denominator for basic earnings (loss) per share-weighted average number of outstanding common shares	251,541	248,272	245,381
Dilutive securities: stock-based compensation arrangements	3,496	2,834	1,584

Denominator for diluted earnings (loss) per share	255,037	251,106	246,965

Earnings (loss) per share:
Basic
Continuing operations	$0.72	$0.66	$0.55
Discontinued operations	(0.01)	(0.05)	0.01

Net income	$0.71	$0.61	$0.56

Diluted
Continuing operations	$0.71	$0.65	$0.55
Discontinued operations	(0.01)	(0.05)	0.01

Net income	$0.70	$0.60	$0.56

Securities excluded from diluted earnings (loss) per share because they were antidilutive or performance conditions were not met:
Stock options	4,042	6,673	10,033

Deferred stock and restricted stock	605	682	1,979

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Schedule Of Deferred Stock And Restricted Stock Activity

	Shares		Weighted Average Grant Date Fair Values
	Deferred Stock	Restricted Stock	Deferred Stock	Restricted Stock
	(in thousands)

Balances at January 1, 2009 (non-vested)	5,008	569	$7.02	$6.25
Granted	135	1,317	5.64	1.76
Vested	(1,792)	(104)	6.46	7.34
Forfeited	(368)	(32)	7.71	5.27

Balances at December 31, 2009 (non-vested)	2,983	1,750	7.03	2.83
Granted	4,544	824	7.39	7.33
Vested	(879)	(480)	7.25	3.31
Forfeited	(432)	—	7.16	—

Balances at December 31, 2010 (non-vested)	6,216	2,094	7.25	4.45
Granted	4,139	505	9.63	9.67
Vested	(1,992)	(653)	7.67	4.33
Forfeited	(1,334)	—	7.95	—

Balances at December 31, 2011 (non-vested)	7,029	1,946	8.38	5.89

Schedule Of Stock Option Activity

	Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Values
	(in thousands)			(in thousands)
Outstanding at January 1, 2009	12,977	$8.48
Exercised	(1,632)	5.94
Terminated	(2,795)	7.29

Outstanding at December 31, 2009	8,550	9.38
Exercised	(1,094)	6.82
Terminated	(281)	10.20

Outstanding at December 31, 2010	7,175	9.74
Exercised	(1,563)	9.00
Terminated	(610)	10.59

Outstanding at December 31, 2011 (all are expected to vest)	5,002	$9.87	2.20	$1,310

Exercisable options at December 31, 2011	4,877	$10.01	2.10	$983

Schedule Of Outstanding Stock Options Exercisable

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Terms (Years)
(in thousands)

$4.75	500	6.7
9.22	1,177	1.4
9.91	948	0.4
11.31	2,377	2.4

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule Of Discontinued Operations

	Years Ended December 31,
	2011	2010	2009

Net revenue before the provision for doubtful accounts	$17,615	$76,845	$151,236
Provision for doubtful accounts	(3,430)	(9,958)	(29,635)

Net revenue	14,185	66,887	121,601

Salaries and benefits	6,854	29,742	58,515
Depreciation and amortization	1,624	6,600	10,291
Other operating expenses	6,331	32,105	54,790
Long-lived asset and goodwill impairment charges	3,614	8,410	4,550
(Gains) losses on sales of assets and related other, net (see Note 4)	(304)	12,113	(10,428)

	18,119	88,970	117,718

Income (loss) before income taxes	(3,934)	(22,083)	3,883
Income tax benefit (expense)	1,525	8,557	(1,245)

Income (loss) from discontinued operations	$(2,409)	$(13,526)	$2,638

Components Of Assets Of Discontinued Operations

	December 31,
	2011	2010

Supplies, prepaid expenses and other assets	$569	$1,082
Property, plant and equipment, net, and other	13,992	6,688
Goodwill	—	3,614

Total assets of discontinued operations	$14,561	$11,384

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)

	Unrealized Gains (Losses) on Available-for-Sale Securities	Interest Rate Swap Contract	Totals

Balances at January 1, 2009, net of income taxes of $113,836	$—	$(169,914)	$(169,914)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $735	1,351	—	1,351
Change in fair value of interest rate swap contract, net of income taxes of $37,602	—	48,321	48,321

Balances at December 31, 2009, net of income taxes of $75,499	1,351	(121,593)	(120,242)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $859	1,614	—	1,614
Adjustments for net (gains) losses reclassified into net income, net of income taxes of $750	(1,393)	—	(1,393)
Change in fair value of interest rate swap contract, net of income taxes of $6,543	—	(11,103)	(11,103)

Balances at December 31, 2010, net of income taxes of $81,933	1,572	(132,696)	(131,124)
Unrealized gains (losses) on available-for-sale securities, net of income taxes of $39	(78)	—	(78)
Adjustments for net (gains) losses reclassified into net income, net of income taxes of $357	(663)	—	(663)
Change in fair value of interest rate swap contract, net of income taxes of $17,662	—	30,073	30,073
Reclassification adjustments for amortization of expense into net income, net of income taxes of $4,032	—	6,352	6,352

Balances at December 31, 2011, net of income taxes of $60,635	$831	$(96,271)	$(95,440)

Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Data [Abstract]
Schedule Of Quarterly Data
	Quarters During the Year Ended December 31, 2011 (1)
	First	Second (2)	Third (3)	Fourth (4)
	(in thousands, except per share amounts)

Net revenue after the provision for doubtful accounts	$1,254,760	$1,224,566	$1,219,622	$1,388,647
Income from continuing operations	61,966	56,916	49,704	37,748
Income (loss) from discontinued operations	146	(1,583)	255	(1,227)
Consolidated net income	62,112	55,333	49,959	36,521
Net income attributable to Health Management Associates, Inc.	55,524	48,611	43,728	30,847

Earnings (loss) per share attributable to Health Management Associates, Inc. common stockholders:
Basic
Continuing operations	$0.22	$0.20	$0.17	$0.13
Discontinued operations	—	(0.01)	—	—

Net income	$0.22	$0.19	$0.17	$0.13

Diluted
Continuing operations (5)	$0.22	$0.20	$0.17	$0.13
Discontinued operations	—	(0.01)	—	—

Net income (5)	$0.22	$0.19	$0.17	$0.13

Weighted average number of shares outstanding:
Basic	250,038	251,765	252,157	252,175
Diluted	253,727	255,235	255,124	256,032

	Quarters During the Year Ended December 31, 2010 (1)
	First	Second	Third	Fourth (6)
	(in thousands, except per share amounts)

Net revenue after the provision for doubtful accounts	$1,108,995	$1,082,195	$1,093,620	$1,182,603
Income from continuing operations	53,488	46,068	40,006	46,212
Income (loss) from discontinued operations	(69)	(355)	(126)	(12,976)
Consolidated net income	53,419	45,713	39,880	33,236
Net income attributable to Health Management Associates, Inc.	46,940	39,657	35,293	28,179

Earnings (loss) per share attributable to Health Management Associates, Inc. common stockholders:
Basic
Continuing operations	$0.19	$0.16	$0.14	$0.17
Discontinued operations	—	—	—	(0.05)

Net income	$0.19	$0.16	$0.14	$0.12

Diluted
Continuing operations	$0.19	$0.16	$0.14	$0.16
Discontinued operations	—	—	—	(0.05)

Net income	$0.19	$0.16	$0.14	$0.11

Weighted average number of shares outstanding:
Basic	247,555	248,390	248,526	248,600
Diluted	249,867	251,198	250,972	252,372

(1)	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
(2)	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
(3)	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
(4)	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
(5)	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.
(6)	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.

Supplemental Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Condensed Consolidating Financial Statements [Abstract]
Schedule Of Condensed Consolidating Statement Of Income

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$3,245,267	$2,559,184	$—	$5,804,451
Provision for doubtful accounts	—	(395,943)	(320,913)	—	(716,856)

Net revenue	—	2,849,324	2,238,271	—	5,087,595

Salaries and benefits	—	1,126,388	1,176,456	—	2,302,844
Supplies	—	482,716	293,882	—	776,598
Rent expense	—	76,644	77,635	—	154,279
Other operating expenses	—	565,573	502,407	—	1,067,980
Medicare and Medicaid HCIT incentive payments	—	(24,826)	(15,156)	—	(39,982)
Equity in the earnings of consolidated subsidiaries	(324,430)	—	—	324,430	—
Depreciation and amortization	7,690	157,494	102,716	—	267,900
Interest expense	210,375	4,032	8,340	—	222,747
Write-offs of deferred debt issuance costs and related other	14,015	—	10,580	—	24,595
Other	(1,035)	1,204	(1,940)	—	(1,771)

	(93,385)	2,389,225	2,154,920	324,430	4,775,190

Income from continuing operations before income taxes	93,385	460,099	83,351	(324,430)	312,405
Income tax (expense) benefit	85,325	(169,770)	(21,626)	—	(106,071)

Income from continuing operations	178,710	290,329	61,725	(324,430)	206,334
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	(2,409)	—	(2,409)

Consolidated net income	178,710	290,329	59,316	(324,430)	203,925
Net income attributable to noncontrolling interests	—	(424)	(24,791)	—	(25,215)

Net income attributable to Health Management Associates, Inc.	$178,710	$289,905	$34,525	$(324,430)	$178,710

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$2,909,665	$2,182,501	$—	$5,092,166
Provision for doubtful accounts	—	(344,424)	(280,329)	—	(624,753)

Net revenue	—	2,565,241	1,902,172	—	4,467,413

Salaries and benefits	—	1,025,341	991,626	—	2,016,967
Supplies	—	447,936	255,490	—	703,426
Rent expense	—	61,463	61,520	—	122,983
Other operating expenses	—	495,032	397,433	—	892,465
Equity in the earnings of consolidated subsidiaries	(276,587)	—	—	276,587	—
Depreciation and amortization	4,642	145,687	91,544	—	241,873
Interest expense	204,723	3,952	2,998	—	211,673
Other	(4,709)	(89)	(3,999)	—	(8,797)

	(71,931)	2,179,322	1,796,612	276,587	4,180,590

Income from continuing operations before income taxes	71,931	385,919	105,560	(276,587)	286,823
Income tax (expense) benefit	78,138	(147,191)	(31,996)	—	(101,049)

Income from continuing operations	150,069	238,728	73,564	(276,587)	185,774
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	(13,526)	—	(13,526)

Consolidated net income	150,069	238,728	60,038	(276,587)	172,248
Net income attributable to noncontrolling interests	—	(421)	(21,758)	—	(22,179)

Net income attributable to Health Management Associates, Inc.	$150,069	$238,307	$38,280	$(276,587)	$150,069

Health Management Associates, Inc.

Condensed Consolidating Statement of Income

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net revenue before the provision for doubtful accounts	$—	$2,549,281	$1,986,825	$—	$4,536,106
Provision for doubtful accounts	—	(305,122)	(248,517)	—	(553,639)

Net revenue	—	2,244,159	1,738,308	—	3,982,467

Salaries and benefits	—	923,374	856,066	—	1,779,440
Supplies	—	383,331	254,332	—	637,663
Rent expense	—	49,298	51,692	—	100,990
Other operating expenses	—	430,211	357,840	—	788,051
Equity in the earnings of consolidated subsidiaries	(259,936)	—	—	259,936	—
Depreciation and amortization	2,929	142,718	89,236	—	234,883
Interest expense	211,065	4,598	2,275	—	217,938
Gains on early extinguishment of debt, net	(16,202)	—	—	—	(16,202)
Write-offs of deferred debt issuance costs and related other	444	—	—	—	444
Other	(1,985)	(2,103)	(892)	—	(4,980)

	(63,685)	1,931,427	1,610,549	259,936	3,738,227

Income from continuing operations before income taxes	63,685	312,732	127,759	(259,936)	244,240
Income tax (expense) benefit	74,497	(117,357)	(40,077)	—	(82,937)

Income from continuing operations	138,182	195,375	87,682	(259,936)	161,303
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	—	—	2,638	—	2,638

Consolidated net income	138,182	195,375	90,320	(259,936)	163,941
Net income attributable to noncontrolling interests	—	(3,578)	(22,181)	—	(25,759)

Net income attributable to Health Management Associates, Inc.	$138,182	$191,797	$68,139	$(259,936)	$138,182

Schedule Of Condensed Consolidating Statement Of Comprehensive Income

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$178,710	$290,329	$59,316	$(324,430)	$203,925
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	47,735	—	—	—	47,735
Reclassification adjustments for amortization of expense into net income	10,384	—	—	—	10,384
Available-for-sale securities
Unrealized gains (losses), net	—	—	(117)	—	(117)
Adjustments for net (gains) losses reclassified into net income	159	—	(1,179)	—	(1,020)

Other comprehensive income (loss) before income taxes	58,278	—	(1,296)	—	56,982
Income tax (expense) benefit related to items of other comprehensive income (loss)	(21,752)	—	454	—	(21,298)

Other comprehensive income (loss), net	36,526	—	(842)	—	35,684

Total consolidated comprehensive income	215,236	290,329	58,474	(324,430)	239,609
Total comprehensive income attributable to noncontrolling interests	—	(424)	(24,791)	—	(25,215)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$215,236	$289,905	$33,683	$(324,430)	$214,394

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$150,069	$238,728	$60,038	$(276,587)	$172,248
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	(17,646)	—	—	—	(17,646)
Available-for-sale securities
Unrealized gains (losses), net	(159)	—	2,632	—	2,473
Adjustments for net (gains) losses reclassified into net income	(97)	—	(2,046)	—	(2,143)

Other comprehensive income (loss) before income taxes	(17,902)	—	586	—	(17,316)
Income tax (expense) benefit related to items of other comprehensive income (loss)	6,639	—	(205)	—	6,434

Other comprehensive income (loss), net	(11,263)	—	381	—	(10,882)

Total consolidated comprehensive income	138,806	238,728	60,419	(276,587)	161,366
Total comprehensive income attributable to noncontrolling interests	—	(421)	(21,758)	—	(22,179)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$138,806	$238,307	$38,661	$(276,587)	$139,187

Health Management Associates, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Consolidated net income	$138,182	$195,375	$90,320	$(259,936)	$163,941
Components of other comprehensive income (loss) before income taxes attributable to:
Interest rate swap contract
Changes in fair value	85,923	—	—	—	85,923
Available-for-sale securities
Unrealized gains (losses), net	97	—	1,989	—	2,086

Other comprehensive income (loss) before income taxes	86,020	—	1,989	—	88,009
Income tax (expense) benefit related to items of other comprehensive income (loss)	(37,641)	—	(696)	—	(38,337)

Other comprehensive income (loss), net	48,379	—	1,293	—	49,672

Total consolidated comprehensive income	186,561	195,375	91,613	(259,936)	213,613
Total comprehensive income attributable to noncontrolling interests	—	(3,578)	(22,181)	—	(25,759)

Total comprehensive income attributable to Health Management Associates, Inc. common stockholders	$186,561	$191,797	$69,432	$(259,936)	$187,854

Schedule Of Condensed Consolidating Balance Sheet

Health Management Associates, Inc.

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$28,586	$47,094	$(11,537)	$—	$64,143
Available-for-sale securities	81,654	—	40,623	—	122,277
Accounts receivable, net	—	474,847	428,670	—	903,517
Supplies, prepaid expenses and other assets	4,953	115,193	95,449	—	215,595
Prepaid and recoverable income taxes	61,756	—	—	—	61,756
Restricted funds	—	—	28,289	—	28,289
Assets of discontinued operations	—	—	14,561	—	14,561

Total current assets	176,949	637,134	596,055	—	1,410,138

Property, plant and equipment, net	89,419	1,729,632	1,444,121	—	3,263,172
Investments in consolidated subsidiaries	1,948,185	—	—	(1,948,185)	—
Restricted funds	—	—	96,244	—	96,244
Goodwill	—	568,182	431,198	—	999,380
Deferred charges and other assets	81,265	40,962	113,028	—	235,255

Total assets	$2,295,818	$2,975,910	$2,680,646	$(1,948,185)	$6,004,189

Current liabilities:
Accounts payable	$40,188	$84,870	$73,062	$—	$198,120
Accrued expenses and other current liabilities	113,262	132,540	223,927	—	469,729
Deferred income taxes	50,466	—	—	—	50,466
Current maturities of long-term debt and capital lease obligations	68,375	8,941	8,193	—	85,509

Total current liabilities	272,291	226,351	305,182	—	803,824

Deferred income taxes	234,080	—	—	—	234,080
Long-term debt and capital lease obligations, less current maturities	3,397,948	30,819	60,722	—	3,489,489
Intercompany balances	(2,503,302)	(437,179)	2,940,481	—	—
Other long-term liabilities	125,660	53,997	311,380	—	491,037

Total liabilities	1,526,677	(126,012)	3,617,765	—	5,018,430

Redeemable equity securities	—	2,805	197,838	—	200,643

Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	769,141	3,098,859	(1,150,674)	(1,948,185)	769,141
Noncontrolling interests	—	258	15,717	—	15,975

Total stockholders' equity	769,141	3,099,117	(1,134,957)	(1,948,185)	785,116

Total liabilities and stockholders' equity	$2,295,818	$2,975,910	$2,680,646	$(1,948,185)	$6,004,189

Health Management Associates, Inc.

Condensed Consolidating Balance Sheet

December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets:
Cash and cash equivalents	$51,734	$44,256	$5,822	$—	$101,812
Available-for-sale securities	23,139	—	34,188	—	57,327
Accounts receivable, net	—	439,517	319,614	—	759,131
Supplies, prepaid expenses and other assets	4,786	108,691	70,604	—	184,081
Prepaid and recoverable income taxes	44,961	—	—	—	44,961
Restricted funds	—	—	39,684	—	39,684
Assets of discontinued operations	—	—	11,384	—	11,384

Total current assets	124,620	592,464	481,296	—	1,198,380

Property, plant and equipment, net	46,974	1,668,778	947,195	—	2,662,947
Investments in consolidated subsidiaries	2,262,766	—	—	(2,262,766)	—
Restricted funds	—	—	51,067	—	51,067
Goodwill	—	557,192	352,278	—	909,470
Deferred charges and other assets	30,532	21,681	36,008	—	88,221

Total assets	$2,464,892	$2,840,115	$1,867,844	$(2,262,766)	$4,910,085

Current liabilities:
Accounts payable	$15,184	$99,986	$57,331	$—	$172,501
Accrued expenses and other current liabilities	8,472	128,055	184,805	—	321,332
Deferred income taxes	27,052	—	—	—	27,052
Current maturities of long-term debt and capital lease obligations	25,782	5,286	3,677	—	34,745

Total current liabilities	76,490	233,327	245,813	—	555,630

Deferred income taxes	157,177	—	—	—	157,177
Long-term debt and capital lease obligations, less current maturities	2,931,798	16,782	35,139	—	2,983,719
Intercompany balances	(1,486,548)	(283,559)	1,770,107	—	—
Other long-term liabilities	265,080	25,607	187,899	—	478,586

Total liabilities	1,943,997	(7,843)	2,238,958	—	4,175,112

Redeemable equity securities	—	2,922	198,565	—	201,487

Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	520,895	2,844,861	(582,095)	(2,262,766)	520,895
Noncontrolling interests	—	175	12,416	—	12,591

Total stockholders' equity	520,895	2,845,036	(569,679)	(2,262,766)	533,486

Total liabilities and stockholders' equity	$2,464,892	$2,840,115	$1,867,844	$(2,262,766)	$4,910,085

Schedule Of Condensed Consolidating Statement Of Cash Flows

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated

Net cash provided by (used in) continuing operating activities	$7,521	$384,900	$151,601	$544,022

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(3,714)	(578,376)	(582,090)
Additions to property, plant and equipment	(50,047)	(176,178)	(75,821)	(302,046)
Proceeds from sales of assets and insurance recoveries	—	2,495	270	2,765
Proceeds from sales of discontinued operations	—	—	4,851	4,851
Purchases of available-for-sale securities	(1,331,462)	—	(54,118)	(1,385,580)
Proceeds from sales of available-for-sale securities	1,273,651	—	47,747	1,321,398
Decrease (increase) in restricted funds, net	—	—	(35,309)	(35,309)

Net cash used in continuing investing activities	(107,858)	(177,397)	(690,756)	(976,011)

Cash flows from financing activities:
Proceeds from long-term debt borrowings	2,985,674	328	370,968	3,356,970
Principal payments on debt and capital lease obligations	(2,481,965)	(9,087)	(378,328)	(2,869,380)
Payments of debt issuance costs	(64,429)	—	(10,720)	(75,149)
Proceeds from exercises of stock options	14,067	—	—	14,067
Cash payments to noncontrolling shareholders	—	(457)	(27,827)	(28,284)
Changes in intercompany balances, net	(379,157)	(195,449)	574,606	—
Equity compensation excess income tax benefits	2,999	—	—	2,999

Net cash provided by (used in) continuing financing activities	77,189	(204,665)	528,699	401,223

Net increase (decrease) in cash and cash equivalents before discontinued operations	(23,148)	2,838	(10,456)	(30,766)
Net cash provided by (used in) discontinued operations	—	—	(6,903)	(6,903)

Net increase (decrease) in cash and cash equivalents	(23,148)	2,838	(17,359)	(37,669)
Cash and cash equivalents at:
Beginning of the year	51,734	44,256	5,822	101,812

End of the year	$28,586	$47,094	$(11,537)	$64,143

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Net cash provided by (used in) continuing operating activities	$(47,054)	$323,083	$158,662	$434,691

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(151,878)	(39,576)	(191,454)
Additions to property, plant and equipment	(38,396)	(104,556)	(66,156)	(209,108)
Proceeds from sales of assets and insurance recoveries	—	405	2,745	3,150
Proceeds from sales of discontinued operations	—	—	26,360	26,360
Purchases of available-for-sale securities	(883,293)	—	(38,431)	(921,724)
Proceeds from sales of available-for-sale securities	898,130	—	6,751	904,881
Decrease (increase) in restricted funds, net	—	—	(5,758)	(5,758)

Net cash used in continuing investing activities	(23,559)	(256,029)	(114,065)	(393,653)

Cash flows from financing activities:
Principal payments on debt and capital lease obligations	(28,196)	(7,492)	(4,459)	(40,147)
Proceeds from exercises of stock options	7,469	—	—	7,469
Cash received from noncontrolling shareholders	—	—	2,547	2,547
Cash payments to noncontrolling shareholders	—	(358)	(20,272)	(20,630)
Changes in intercompany balances, net	85,038	(43,319)	(41,719)	—
Equity compensation excess income tax benefits	1,278	—	—	1,278

Net cash provided by (used in) continuing financing activities	65,589	(51,169)	(63,903)	(49,483)

Net increase (decrease) in cash and cash equivalents before discontinued operations	(5,024)	15,885	(19,306)	(8,445)
Net cash provided by (used in) discontinued operations	—	—	4,239	4,239

Net increase (decrease) in cash and cash equivalents	(5,024)	15,885	(15,067)	(4,206)
Cash and cash equivalents at:
Beginning of the year	56,758	28,371	20,889	106,018

End of the year	$51,734	$44,256	$5,822	$101,812

Health Management Associates, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

(in thousands)

	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Net cash provided by (used in) continuing operating activities	$(30,010)	$303,065	$161,521	$434,576

Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	—	(138,195)	(569)	(138,764)
Additions to property, plant and equipment	(4,648)	(117,603)	(76,627)	(198,878)
Proceeds from sales of assets and insurance recoveries	—	5,326	—	5,326
Purchases of available-for-sale securities	(86,527)	—	—	(86,527)
Proceeds from sales of available-for-sale securities	50,000	—	—	50,000
Decrease (increase) in restricted funds, net	—	—	11,590	11,590

Net cash used in continuing investing activities	(41,175)	(250,472)	(65,606)	(357,253)

Cash flows from financing activities:
Proceeds from long-term debt borrowings	38,000	—	—	38,000
Principal payments on debt and capital lease obligations	(109,601)	(10,567)	(6,905)	(127,073)
Repurchases of convertible debt securities in the open market	(67,714)	—	—	(67,714)
Proceeds from exercises of stock options	9,699	—	—	9,699
Cash received from noncontrolling shareholders	—	2,928	51,868	54,796
Cash payments to noncontrolling shareholders	—	(4,513)	(30,864)	(35,377)
Changes in intercompany balances, net	159,916	(36,011)	(123,905)	—
Equity compensation excess income tax benefits	218	—	—	218

Net cash provided by (used in) continuing financing activities	30,518	(48,163)	(109,806)	(127,451)

Net increase (decrease) in cash and cash equivalents before discontinued operations	(40,667)	4,430	(13,891)	(50,128)
Net cash provided by (used in) discontinued operations	—	—	12,532	12,532

Net increase (decrease) in cash and cash equivalents	(40,667)	4,430	(1,359)	(37,596)
Cash and cash equivalents at:
Beginning of the year	97,425	23,941	22,248	143,614

End of the year	$56,758	$28,371	$20,889	$106,018

Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business And Summary Of Significant Accounting Policies [Line Items]
Number of hospitals in operation	66
Number of states in which hospitals operate	15
Number of licensed beds	10,330
Depreciation expense	$ 219.3	$ 207.2	$ 202.8
Long-lived asset and goodwill impairment charges in discontinued operations	3.6	8.4	4.6
Provisions for contractual adjustments	19,433	15,612	12,589
Recurring general and administrative expenses for home office	168.8	138.7	117.7
Florida [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Number of hospitals	22
Mississippi [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Number of hospitals	10
Tennessee [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Number of hospitals	10
Maximum [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Ownership interest percentage	50.00%
Minimum [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Ownership interest percentage	20.00%
Percentage discount of gross charges to uninsured patients for non-elective procedures	60.00%
Buildings And Improvements [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives, Minimum, years	15
Estimated useful lives, Maximum, years	40
Equipment [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives, Minimum, years	3
Estimated useful lives, Maximum, years	15
Medicare And Various State Medicaid Programs [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of net revenue attributable to Medicare and Medicaid	40.00%	41.00%	41.00%
Physician And Physician Group Guarantees [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Future amortization expense, 2012	37
Future amortization expense, 2013	10
Future amortization expense, 2014	2.2
Deferred charges and other assets	88	60.7
Accumulated amortization	38.8	30.9
Amortization expense	29.2	21.7	21.3
Deferred Debt Issuance Costs [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Accumulated amortization of deferred debt issuance costs	3.1	27.9
Amortization of deferred debt issuance costs	7.6	7.1	7.6
Future amortization expense, 2012	11.3
Future amortization expense, 2013	11
Future amortization expense, 2014	10.5
Future amortization expense, 2015	9.9
Future amortization expense, 2016	8.4
Intangible Assets [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Future amortization expense, 2012	7.9
Future amortization expense, 2013	7.9
Future amortization expense, 2014	7.9
Future amortization expense, 2015	7.1
Future amortization expense, 2016	4.2
Contractual rights and non-compete agreements	51.2
Contractual rights and non-compete agreements, accumulated amortization	$ 2

Business And Summary Of Significant Accounting Policies (Schedule Of Deferred Debt Issuance Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business And Summary Of Significant Accounting Policies [Abstract]
Balances at the beginning of the year	$ 48,515	$ 48,515	$ 50,520
Costs associated with the issuance of long-term debt	75,149
Write-offs, primarily in connection with a debt refinancing	(56,463)		(444)
Repurchases of convertible debt securities			(1,561)
Balances at the end of the year	$ 67,201	$ 48,515	$ 48,515

Business And Summary Of Significant Accounting Policies (Schedule Of Estimated Costs Of Uncompensated Patient Care) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business And Summary Of Significant Accounting Policies [Abstract]
Charity and indigent care foregone/unrecognized revenue (based on established rates	$ 91,927	$ 88,797	$ 79,459
Uninsured self-pay patient discounts	939,763	789,370	641,911
Provision for doubtful accounts	716,856	624,753	553,639
Uncompensated patient care	1,748,546	1,502,920	1,275,009
Cost-to-charge ratio	21.80%	22.30%	22.10%
Estimated costs of uncompensated patient care	$ 381,183	$ 335,151	$ 281,777

Long-Term Debt (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended							12 Months Ended			12 Months Ended					12 Months Ended		0 Months Ended		12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Feb. 17, 2012	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2009 Term Loan [Member]	Dec. 31, 2011 2020 Senior Notes [Member]	Dec. 31, 2011 New Revolving Credit Agreement [Member]	Feb. 17, 2012 New Revolving Credit Agreement [Member]	Feb. 17, 2011 New Revolving Credit Agreement [Member]	Dec. 31, 2011 Predecessor Revolving Credit Facilities [Member]	Dec. 31, 2011 November 18, 2011 Predecessor Revolving Credit Facilities [Member]	Dec. 31, 2011 New Term Loan A [Member]	Dec. 31, 2011 New Term Loan B [Member]	Dec. 31, 2011 Demand Promissory Note [Member]	Feb. 17, 2012 Demand Promissory Note [Member]	Dec. 31, 2011 Standby Letters of Credit [Member]	Dec. 31, 2011 6.125% Senior Notes Due 2016 [Member]	Dec. 31, 2010 6.125% Senior Notes Due 2016 [Member]	Apr. 21, 2006 6.125% Senior Notes Due 2016 [Member]	Dec. 31, 2011 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2010 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2009 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2008 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	May 21, 2008 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2011 Knoxville Credit Agreement [Member]	Sep. 30, 2011 Knoxville Credit Agreement [Member]	Nov. 18, 2011 Knoxville Credit Agreement, Revolving Credit Facilities [Member]	Nov. 18, 2011 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member] Prior To January 15, 2016 [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member] Prior To January 15, 2015 [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member] First Ninety Day Period [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member] Each Subsequent Ninety Day Period [Member]	Mar. 01, 2007 Predecessor Credit Facilities [Member]	Dec. 31, 2011 Predecessor Term Loan [Member]	Dec. 31, 2010 Predecessor Term Loan [Member]	Dec. 31, 2009 Predecessor Term Loan [Member]	Dec. 31, 2011 November 18, 2011 Knoxville Credit Agreement [Member] Term Loan [Member]	Dec. 31, 2011 November 18, 2011 Knoxville Credit Agreement [Member] Revolving Credit Facilities [Member]	Dec. 31, 2011 November 18, 2011 Predecessor Term Loan [Member]	Dec. 31, 2011 Maximum [Member] 7.375% Senior Notes Due 2020 [Member] Prior To January 15, 2015 [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Debt instrument, issuance date												February 16, 2007
Debt instrument, maturity date								Jan 15, 2020											Apr 15, 2016			May 1, 2028
Debt instrument, face amount														$ 725,000,000	$ 1,400,000,000						$ 400,000,000	$ 91,400,000				$ 250,000,000				$ 875,000,000						$ 3,250,000,000				$ 360,000,000	$ 150,000,000	$ 2,750,000,000
Revolving credit facilities, maximum borrowing capacity									500,000,000				500,000,000					5,000,000										150,000,000
Credit facility, term (years)									5				6	5	7																											7
Debt instrument, interest rate																			6.13%			3.75%								7.38%	7.38%
Original issue discount rate															1.00%
Debt instrument, interest payment terms																			bear interest at a fixed rate of 6.125% per annum, payable semi-annually in arrears on April 15 and October 15.												bear interest at the rate of 7.375% per annum, payable semi-annually in arrears on January 15 and July 15 of each year
Component of the liquidity calculation to determine if there was a springing in maturities under the new credit facility.									200,000,000
Percentage of quarterly payments to amortize the loan's face value																																										1.00%
Percentage of prepayment premium of loan agreement equal to principal amount prepaid during the first year															1.00%
Percentage of net cash proceeds received from certain asset sells that must be repaid under the company's new credit facility									100.00%
Percentage of net cash proceeds from issuance of certain new debt that must be repaid under the Company's new credit facility									100.00%
Maximum percentage Excess Cash Flow to repay		50.00%
Percentage of the Company's excess cash flow that must be repaid under the Company's new credit facility									50.00%
Amount of principal payment based on the annual Excess Cash Flow requirements																																					0	0	18,400,000
Principal prepayment		2,869,380,000	40,147,000	127,073,000																																			25,000,000
Deferred debt issuance costs written off	24,600,000	24,595,000		444,000		13,600,000	400,000																				10,400,000
Additional borrowing amount																													29,200,000
Revolving credit facilities, outstanding standby letter of credit	104,400,000	104,400,000			54,100,000						51,900,000
Standby letters of credit maximum limit amount									75,000,000
Revolving credit facilities, current amount available for borrowing											448,100,000
Debt effective interest rate									3.30%	3.20%				3.20%	4.50%	2.60%	2.50%
Interest rate swap contract, fixed interest rate	6.74%	6.74%
Notional amount of interest rate swap contract	2,027,400,000	2,027,400,000
Interest rate swap contracts term, in years		7
Demand note, maximum borrowing capacity																10,000,000
Interest rate terms																Interest will be payable monthly and determined using a LIBOR-based rate, plus 2.0%.
Interest payable LIBOR-based rate, plus percentage																2.00%
Debt maturity date																						2028									2020
Floor of base rate		1.00%
Convertible subordinated debt, redemption percentage																						100.00%
Conditions surrounding the redemption of the Company's Senior Notes		Prior to January 15, 2016, the Company may redeem the 2020 Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus a "make-whole" premium and accrued and unpaid interest. Prior to January 15, 2015, the Company may also redeem up to 35% of the original principal amount of the 2020 Senior Notes with the proceeds from certain equity offerings at a redemption price of 107.375% of the principal amount of the notes being redeemed, plus accrued and unpaid interest.
Senior Notes, redemption percentage																																100.00%	107.38%										35.00%
The percentage of the conversion price of the Company's common stock used to determine if the Company's convertible notes are convertible																						130.00%
Percentage of issue price to qualified institutional buyers																														100.00%
Threshold percentage of the product of the last reported sales price of the Company's common stock.																						98.00%
Initially set conversion rate, shares																						85.034
The Principle amount of each convertible note																						1,000
Conversion price, per share																						$ 11.76
Principal face amount repurchased during the period																								108,600,000	50,000,000
Percentage the notes were repurchased in the open market of their principal face amount																								62.40%
Gains on extinguishment of debt				16,202,000																				16,200,000
Long-term debt, discount amount																			1,584,000	1,953,000		9,802,000	13,352,000			58,100,000
Increase in additional paid-in capital due to discount on debt																						34,000,000
Amortization period, in years																						2.3
Effective interest rate																						8.80%
Interest expense																						7,300,000	7,000,000	7,800,000
Purchase price as a percentage of face value for a note holder redemption of the Senior Notes due 2020 in the event of a change of control																															101.00%
Per annum percentage rate increase in the event of a failure to register the Company's Senior Notes due 2020 within 90 days of November 16, 2012																																		0.25%
Per annum interest rate in the event of a failure to register the Company's Senior Notes due 2020 within 90 each 90 day period after the initial 90 day period after November 16, 2012																																			0.25%
Maximum per annum increase in the interest rate of the Company's Senior Notes due 2020 in the event of a failure to register the Company's Senior Notes due 2020.																															1.00%
Capitalized interest		6,000,000	2,700,000	4,800,000
Quarterly principal payments															3,500,000
Percentage of quarterly payments of term loan in year one														7.50%
Percentage of quarterly payments of term loan in year two														7.50%
Percentage of quarterly payments of term loan in year three														10.00%
Percentage of quarterly payments of term loan in year four														15.00%
Percentage of quarterly payments of term loan in year five														60.00%
Number of days prior to the maturity of the Company's Senior Notes due 2016 that caused a springing maturity of the Company's New Credit Facility as the date so specified									91
Collateralized account receivable									526,700,000
Collateralized supplies									92,400,000
Collateralized property, plant and equipment, net									1,957,800,000
Expected derivative counterparty payments in next year	$ 87,000,000	$ 87,000,000

Long-Term Debt (Summary Of Long-Term Debt And Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 New Term Loan A [Member]	Dec. 31, 2011 New Term Loan B [Member]	Dec. 31, 2010 Predecessor Term Loan [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member]	Nov. 18, 2011 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2011 6.125% Senior Notes Due 2016 [Member]	Dec. 31, 2010 6.125% Senior Notes Due 2016 [Member]	Dec. 31, 2011 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2010 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	May 21, 2008 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2011 Installment Notes And Other Unsecured Long-Term Debt [Member]	Dec. 31, 2010 Installment Notes And Other Unsecured Long-Term Debt [Member]	Dec. 31, 2011 Capital Lease Obligations [Member]	Dec. 31, 2010 Capital Lease Obligations [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Long-term debt and capital lease obligations	$ 3,574,998	$ 3,018,464	$ 725,000	$ 1,386,258	$ 2,481,434	$ 875,000		$ 398,416	$ 398,047	$ 81,648	$ 78,098		$ 4,264	$ 5,184	$ 104,412	$ 55,701
Less current maturities	(85,509)	(34,745)
Long-term debt and capital lease obligations, less current maturities	3,489,489	2,983,719
Long-term debt, discount amount				$ 13,742				$ 1,584	$ 1,953	$ 9,802	$ 13,352	$ 58,100
Installment notes and other unsecured long-term debt interest rate, Minimum													4.20%
Installment notes and other unsecured long-term debt interest rate, Maximum													7.50%
Debt instrument, interest rate						7.38%	7.38%	6.13%		3.75%
Debt instrument maturity dates						2020				2028			2025

Long-Term Debt (Estimated Fair Values Of Long-Term Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
New Term Loan A [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	$ 708,688
New Term Loan B [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	1,393,000
Predecessor Term Loan [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments		2,448,211
2020 Senior Notes [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	910,000
2016 Senior Notes [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	416,000	405,000
2028 Notes [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	$ 94,391	$ 109,543

Long-Term Debt (Schedule Of Maturities Of Long-Term Debt Exclusive Of Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-Term Debt [Abstract]
2012	$ 69,522
2013	69,546
2014	178,165
2015	122,967
2016	849,221
Thereafter	2,206,293
Total	$ 3,495,714

Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases [Abstract]
Capital leases for real property and equipment including acquisition transactions	$ 63.3	$ 12.6	$ 3
Non-cash addition to real property		$ 22.5

Leases (Schedule Of Future Minimum Operating And Capital Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Leases [Line Items]
Total future minimum lease payments due in 2012	$ 148,367
Total future minimum lease payments due in 2013	120,663
Total future minimum lease payments due in 2014	92,573
Total future minimum lease payments due in 2015	75,537
Total future minimum lease payments due in 2016	51,483
Total future minimum lease payments due thereafter	207,067
Total minimum payments	695,690
Real Property [Member]
Leases [Line Items]
Operating lease, future minimum lease payments due in 2012	37,545
Operating lease, future minimum lease payments due in 2013	30,787
Operating lease, future minimum lease payments due in 2014	25,755
Operating lease, future minimum lease payments due in 2015	21,987
Operating lease, future minimum lease payments due in 2016	19,210
Operating lease, future minimum lease payments due Thereafter	67,539
Operating lease, Total minimum payments	202,823
Real Property Master Leases [Member]
Leases [Line Items]
Operating lease, future minimum lease payments due in 2012	19,252
Operating lease, future minimum lease payments due in 2013	17,581
Operating lease, future minimum lease payments due in 2014	13,731
Operating lease, future minimum lease payments due in 2015	13,219
Operating lease, future minimum lease payments due in 2016	11,251
Operating lease, future minimum lease payments due Thereafter	39,171
Operating lease, Total minimum payments	114,205
Equipment [Member]
Leases [Line Items]
Operating lease, future minimum lease payments due in 2012	68,848
Operating lease, future minimum lease payments due in 2013	54,827
Operating lease, future minimum lease payments due in 2014	37,153
Operating lease, future minimum lease payments due in 2015	24,653
Operating lease, future minimum lease payments due in 2016	9,009
Operating lease, future minimum lease payments due Thereafter	4,940
Operating lease, Total minimum payments	199,430
Real Property And Equipment [Member]
Leases [Line Items]
Capital lease, future minimum lease payments due in 2012	22,722
Capital lease, future minimum lease payments due in 2013	17,468
Capital lease, future minimum lease payments due in 2014	15,934
Capital lease, future minimum lease payments due in 2015	15,678
Capital lease, future minimum lease payments due in 2016	12,013
Capital lease, future minimum lease payments due Thereafter	95,417
Capital lease, Total minimum payments	179,232
Less amounts representing interest	(74,820)
Present value of minimum lease payments	$ 104,412

Leases (Schedule Of Capital Leased Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Property, plant and equipment under capital lease arrangements and other capitalized assets relating to leasing activities	$ 1,265,758	$ 1,124,185
Accumulated depreciation and amortization	(572,111)	(522,432)
Net book value	$ 693,647	$ 601,753

Acquisitions, Joint Ventures and Other Activity (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended													9 Months Ended	12 Months Ended									12 Months Ended					3 Months Ended						12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2011 Mercy Medical Center St. Mary's [Member]	Sep. 30, 2011 Mercy Medical Center North [Member]	Sep. 30, 2011 Mercy Medical Center West [Member]	Sep. 30, 2011 St. Mary's Jefferson Memorial Hospital [Member]	Sep. 30, 2011 St. Mary's Medical Center Of Campbell County [Member]	Sep. 30, 2011 St. Mary's Medical Center Of Scott County [Member]	Sep. 30, 2011 Baptist Hospital Of Cocke County [Member]	Dec. 31, 2011 Mercy's Ancillary Health Care Operations Affiliated With Tennessee-Based Hospitals [Member]	Dec. 31, 2011 Mercy's Former Riverside Hospital Campus [Member]	Sep. 30, 2009 Ancillary Health Care Businesses [Member]	Dec. 31, 2011 Ancillary Health Care Businesses [Member]	Dec. 31, 2010 Ancillary Health Care Businesses [Member]	Dec. 31, 2011 Tri-Lakes Medical Center [Member]	Dec. 31, 2011 Novant Health [Member]	Dec. 31, 2008 Novant Health [Member]	Dec. 31, 2009 Carolina Joint Venture [Member]	Dec. 31, 2008 Carolina Joint Venture [Member]	Dec. 31, 2010 Shands HealthCare Hospitals [Member]	Dec. 31, 2010 Wuesthoff Medical Center In Rockledge, Florida [Member]	Dec. 31, 2010 Wuesthoff Medical Center In Melbourne, Florida [Member]	Dec. 31, 2009 Sparks Health System [Member]	Dec. 31, 2011 Franklin Regional Medical Center And Upstate Carolina Medical Center [Member]	Dec. 31, 2011 Lake Norman Regional Medical Center [Member]	Dec. 31, 2011 Mercy Health Partners, Inc. [Member]	Dec. 31, 2011 Tennova Healthcare [Member]	Dec. 31, 2010 Shands Lake Shore Hospital [Member]	Dec. 31, 2010 Shands Live Oak Hospital [Member]	Dec. 31, 2010 Shands Starke Hospital [Member]	Dec. 31, 2011 Maximum [Member] Carolina Joint Venture [Member]	Dec. 31, 2011 Minimum [Member] Carolina Joint Venture [Member]	Dec. 31, 2011 Contractual Operating Rights [Member] Y	Dec. 31, 2011 Non-Compete Arrangements [Member] Y	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2011 Acquisition Adjusting Entries During The Three Month Period [Member]
Business Acquisition [Line Items]
Equity interest, ownership percentage by parent																				95.00%					60.00%											73.00%	1.00%
Equity interest, possible percentage to be acquired in noncontrolling interest																						27.00%			40.00%					30.00%
Number of licensed beds	10,330			10,330				401	108	101	58	66	25	74	74	293				112						298	115	492					99	15	25
Number of ancillary health care businesses acquired																		ten	six
Payment of cash consideration for businesses acquired				$ 582,090,000	$ 191,454,000	$ 138,764,000												$ 23,300,000	$ 18,000,000	$ 38,800,000					$ 21,500,000		$ 152,000,000	$ 138,200,000			$ 532,400,000
Capital leases for property and equipment				63,300,000	12,600,000	3,000,000
Acquisition-related expenses				5,000,000	900,000	300,000																									4,800,000
Increased property, plant and equipment	499,900,000	190,364,000		499,900,000	190,364,000	139,645,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment																																									33,600,000
Increased other long-term liabilities	61,307,000	11,690,000		61,307,000	11,690,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities																																									19,200,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles																																									12,800,000
Acquired intangible assets																																						43,900,000	8,400,000	1,100,000
Weighted average future amortization period of acquired intangible assets (in years)																																						7.7	4.8
Number of established joint ventures at the end of the reporting period	28			28
Subsidiary equity issuance value for business acquired																	9,200,000		3,100,000
Number of general acute care hospitals, assets acquired from Mercy Health Partners							7
Gain (loss) on sale of assets		(12,100,000)		304,000	(12,113,000)	10,428,000																	10,400,000
Gain per diluted share on restructuring included in discontinued operations																							$ 0.03
Allocation of goodwill under sale disposition																							14,300,000
Percentage of net profit received																													99.00%	30.00%
Business acquisition contribution of net revenues to continuing operations	152,500,000
Business acquisition contribution of earnings (losses) to continuing operations																																(1,600,000)
Business acquisition contribution of net revenues to discontinued operations	4,000,000
Business acquisition contribution of earnings (losses) to discontinued operations																																(1,700,000)
Period over possible partial physician subsidy obligation required, in years																						3
Maximum annual possible partial physician subsidy obligation payment																						4,000,000
Purchase of certain assets used by physicians																					7,600,000
Number of annual installment payments			10
Annual installment payments on purchase of certain assets				200,000
Contingent payment to possibly acquire noncontrolling interest				150,000,000
Increase in ownership percentage																					3.00%
Restructuring costs	$ 12,900,000																															$ 12,900,000
Number of general acute care hospitals owned leased and operated by limited liability company																								7

Acquisitions, Joint Ventures and Other Activity (Summary Of Purchase Price Allocations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions, Joint Ventures And Other Activity [Abstract]
Current and other assets	$ 25,762	$ 10,643
Property, plant and equipment	499,900	190,364	139,645
Intangible and other long-term assets	59,606
Goodwill	89,910	27,305	7,733
Total assets acquired	675,178	228,312	147,378
Current liabilities	(13,725)	(1,395)
Capital lease obligations and related other	(61,307)	(11,690)
Total liabilities assumed	(75,032)	(13,085)
Net assets acquired	$ 600,146	$ 215,227	$ 147,378

Acquisitions, Joint Ventures and Other Activity (Schedule Of Roll Forward Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisitions, Joint Ventures And Other Activity [Abstract]
Balances at the beginning of the year	$ 909,470	$ 881,365
Current year acquisition activity	89,910	27,305
Adjustments for prior period acquisitions, including income tax matters, net		800
Balances at the end of the year	$ 999,380	$ 909,470

Acquisitions, Joint Ventures and Other Activity (Summary Of Business Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisitions, Joint Ventures And Other Activity [Abstract]
Net revenue before the provision for doubtful accounts	$ 6,294,419	$ 5,708,518
Consolidated net income	207,518	174,679
Net income attributable to Health Management Associates, Inc.	$ 182,303	$ 152,500
Basic	$ 0.72	$ 0.61
Diluted	$ 0.71	$ 0.61

Acquisitions, Joint Ventures and Other Activity (Rollforward Of Redeemable Equity Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions, Joint Ventures And Other Activity [Abstract]
Balances at the beginning of the year	$ 201,487	$ 182,473	$ 48,868
Noncontrolling shareholder interests in an acquired business	2,046
Investments by noncontrolling shareholders		5,679	65,063
Purchases of subsidiary shares from and distributions to noncontrolling shareholders	(2,890)	(1,032)	(29)
Estimated fair values of noncontrolling shareholders' contingent rights		14,367	68,571
Balances at the end of the year	$ 200,643	$ 201,487	$ 182,473

Acquisitions, Joint Ventures and Other Activity (Changes In The Ownership Interests Of Health Management Associates, Inc. In Its Consolidated Subsidiaries) (Details) (USD $)
In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions, Joint Ventures And Other Activity [Abstract]
Net income attributable to Health Management Associates, Inc.	$ 30,847	[1],[2]	$ 43,728	[1],[3]	$ 48,611	[1],[4]	$ 55,524	[1]	$ 28,179	[1],[5]	$ 35,293	[1]	$ 39,657	[1]	$ 46,940	[1]	$ 178,710	$ 150,069	$ 138,182
Sale of subsidiary shares to a noncontrolling shareholder																			2,019
Purchase of subsidiary shares from a noncontrolling shareholder																			(6,594)
Incremental costs of certain transactions with noncontrolling shareholders																			(1,054)
Net transfers to a noncontrolling shareholder and related other																			(5,629)
Change from net income attributable to Health Management Associates, Inc., net transfers to a noncontrolling shareholder and related other																			$ 132,553

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Estimated available-for-sale securities in unrealized loss positions	$ 67	$ 64.5
Number of mutual funds investments in a gross unrealized loss position	294	five

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Estimated Fair Values Of Financial Assets (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, including those in restricted funds	$ 246,810	$ 142,372
Interest rate swap contract	(162,307)
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, including those in restricted funds	216,535
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, including those in restricted funds	30,275
Interest rate swap contract	(162,307)
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, including those in restricted funds
Interest rate swap contract

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Schedule Of Estimated Fair Values Of Interest Rate Swap Contract Liabilities) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Accrued expenses and other liabilities	$ 86,975
Other long-term liabilities	75,332	215,473
Totals	$ 162,307	$ 215,473

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 245,532	$ 139,956
Gross Unrealized Gains	4,178	2,724
Gross Unrealized Losses	(2,900)	(308)
Estimated Fair Values	246,810	142,372
Government Debt Securities And Debt-Based Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	125,338	120,026
Gross Unrealized Gains	1,164	326
Gross Unrealized Losses	(25)	(308)
Estimated Fair Values	126,477	120,044
Corporate Debt Securities And Debt-Based Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	76,995	6,943
Gross Unrealized Gains	356	457
Gross Unrealized Losses	(708)
Estimated Fair Values	76,643	7,400
Domestic Equity Securities And Equity-Based Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	26,220	4,840
Gross Unrealized Gains	2,354	751
Gross Unrealized Losses	(431)
Estimated Fair Values	28,143	5,591
International Equity Securities And Equity-Based Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	15,446	8,147
Gross Unrealized Gains	304	1,190
Gross Unrealized Losses	(1,288)
Estimated Fair Values	14,462	9,337
Commodity-Based Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,533
Gross Unrealized Losses	(448)
Estimated Fair Values	$ 1,085

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Schedule Of Contractual Maturities Of Debt Securities Excluding Debt-Based Mutual Fund Holdings) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Amortized Cost Basis, After 1 year through year 5	$ 6,265
Amortized Cost Basis, After 5 years through year 10	9,036
Amortized Cost Basis, After 10 years	14,762
Estimated Fair Value, After 1 year through year 5	6,209
Estimated Fair Value, After 5 years through year 10	9,044
Estimated Fair Value, After 10 years	$ 15,022

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Gross Realized Gains And Losses On Sales Of Available-For-Sale Securities) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements, Available-For-Sale Securities And Restricted Funds [Abstract]
Realized gains	$ 1,694	$ 4,708	$ 1,384
Realized losses	(1,176)	(380)
Investment income	$ 6,962	$ 7,132	$ 2,832

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Estimated Fair Values Of Restricted Funds) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 246,810	$ 142,372
Restricted Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		5,706
Available-for-sale securities	124,533	85,045
Totals	$ 124,533	$ 90,751

Fair Value Measurements, Available-For-Sale Securities And Restricted Funds (Supplemental Information Regarding Available-For-Sale Securities Included In Restricted Funds) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	$ 1,321,398	$ 904,881	$ 50,000
Purchases	1,385,580	921,724	86,527
Restricted Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	46,325	17,577	4,600
Purchases	$ 86,057	$ 18,981	$ 72,117

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
State net operating loss carryforwards	$ 883
Unrecognized income tax benefits with uncertainty about the timing of deductibility			0.4
State net operating loss carryforwards expiration date	December 31, 2031
Interest and penalties related to unrecognized income tax benefits recognized in provision for income taxes		1.8	1.1
Interest and penalties net benefit due to the reversal of certain previously established accrued expense balances related to unrecognized income tax benefits	1.3
Accrued interest and penalties	$ 7.6	$ 8.9

Income Taxes (Schedule Of Components Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal, Current	$ 42,609	$ 54,207	$ (6,946)
Federal, Deferred	61,055	27,808	78,900
Total Federal	103,664	82,015	71,954
State, Current	(15,697)	26,531	(584)
State, Deferred	18,104	(7,497)	11,567
Total State	2,407	19,034	10,983
Totals	$ 106,071	$ 101,049	$ 82,937

Income Taxes (Schedule Of Reconciliations Of Federal Statutory Rate To Effective Income Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	0.50%	4.30%	2.90%
Noncontrolling interests	(2.90%)	(2.30%)	(3.80%)
Tax credits		(2.60%)	(0.60%)
Other	1.40%	0.80%	0.50%
Totals	34.00%	35.20%	34.00%

Income Taxes (Schedule Of Federal And State Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Interest rate swap contract	$ 63,001	$ 82,777
Accrued liabilities	50,001	41,551
Self-insured liabilities	41,843	31,186
State net operating loss and tax credit carryforwards	37,179	37,048
Other	27,788	29,669
Deferred income tax assets, before valuation allowances	219,812	222,231
Valuation allowances	(22,981)	(16,989)
Deferred income tax assets, net	196,831	205,242
Property, plant and equipment	(84,587)	(55,021)
Goodwill	(84,101)	(72,494)
Allowance for doubtful accounts	(40,119)	(23,925)
Joint ventures	(234,206)	(201,782)
Deferred gains on the early extinguishment of debt	(13,801)	(13,937)
Convertible debt discount amortization	(3,406)	(4,746)
Deferred revenue	(9,693)	(8,036)
Prepaid expenses	(11,464)	(9,530)
Deferred income tax liabilities	(481,377)	(389,471)
Net deferred income tax liabilities	$ (284,546)	$ (184,229)

Income Taxes (Schedule Of Rollforward Of Unrecognized Income Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balances at the beginning of the year	$ 36,129	$ 34,910	$ 28,520
Additions for tax positions of the current year	4,434	4,779	7,299
Additions for tax positions of prior years	9,209	3,407	1,736
Reductions for tax positions of prior years	(7,623)	(2,516)
Lapses of statutes of limitations	(6,164)	(4,084)	(2,156)
Settlements	(4,470)	(367)	(489)
Balances at the end of the year	$ 31,515	$ 36,129	$ 34,910

Earnings Per Share (Computations Of Basic And Diluted Earnings (Loss) Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income from continuing operations	$ 37,748	[1],[2]	$ 49,704	[1],[3]	$ 56,916	[1],[4]	$ 61,966	[1]	$ 46,212	[1],[5]	$ 40,006	[1]	$ 46,068	[1]	$ 53,488	[1]	$ 206,334	$ 185,774	$ 161,303
Income attributable to noncontrolling interests																	(25,215)	(22,179)	(24,981)
Income from continuing operations attributable to Health Management Associates, Inc. common stockholders																	181,119	163,595	136,322
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	(1,227)	[1],[2]	255	[1],[3]	(1,583)	[1],[4]	146	[1]	(12,976)	[1],[5]	(126)	[1]	(355)	[1]	(69)	[1]	(2,409)	(13,526)	2,638
Income from discontinued operations attributable to noncontrolling interests																			(778)
Income (loss) from discontinued operations attributable to Health Management Associates, Inc. common stockholders																	(2,409)	(13,526)	1,860
Net income attributable to Health Management Associates, Inc.	$ 30,847	[1],[2]	$ 43,728	[1],[3]	$ 48,611	[1],[4]	$ 55,524	[1]	$ 28,179	[1],[5]	$ 35,293	[1]	$ 39,657	[1]	$ 46,940	[1]	$ 178,710	$ 150,069	$ 138,182
Denominator for basic earnings (loss) per share-weighted average number of outstanding common shares	252,175	[1],[2]	252,157	[1],[3]	251,765	[1],[4]	250,038	[1]	248,600	[1],[5]	248,526	[1]	248,390	[1]	247,555	[1]	251,541	248,272	245,381
Stock-based compensation arrangements																	3,496	2,834	1,584
Denominator for diluted earnings (loss) per share	256,032	[1],[2]	255,124	[1],[3]	255,235	[1],[4]	253,727	[1]	252,372	[1],[5]	250,972	[1]	251,198	[1]	249,867	[1]	255,037	251,106	246,965
Continuing operations, Basic	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.2	[1],[4]	$ 0.22	[1]	$ 0.17	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.72	$ 0.66	$ 0.55
Discontinued operations, Basic					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income, Basic	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.19	[1],[4]	$ 0.22	[1]	$ 0.12	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.61	$ 0.56
Continuing operations, Diluted	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.2	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.16	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.65	$ 0.55
Discontinued operations, Diluted					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income, Diluted	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.19	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.11	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.7	$ 0.6	$ 0.56
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from diluted earnings (loss) per share because they were antidilutive or performance conditions were not met																	4,042	6,673	10,033
Deferred Stock And Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from diluted earnings (loss) per share because they were antidilutive or performance conditions were not met																	605	682	1,979

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.
[6]	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.

Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized for stock-based compensation under all of the Company's plans	43,400,000
Shares remained available for award	12,000,000
Stock-based compensation expense	$ 25,200,000	$ 18,400,000	$ 10,900,000
Stock-based compensation expense, income tax benefits	9,700,000	7,100,000	3,900,000
Cash receipts from all stock-based plans	14,067,000	7,469,000	9,699,000
Income tax benefits realized for common stock issuance for which the Company received no cash proceeds	11,000,000	4,800,000	3,000,000
Stock options outstanding currently not exercisable	125,000
Stock options outstanding currently not exercisable, exercise price	$ 4.75
Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Vesting period, years	10
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Aggregate intrinsic value of stock issued during the period	2,800,000	2,200,000	2,600,000
Aggregate grant date fair value of stock vested during the period	200,000	200,000	200,000
Unrecognized compensation cost	100,000
Remaining weighted average recognized period (years)	0.7
Vesting period, years	10
Continuous employment period, minimum, in years	4
Restricted Stock Under 2012 LTI Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Shares granted	7,600,000
Restricted Stock Under LTI Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested subsequent to reporting period	715,000
Deferred Stock And Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Percentage of awards vesting on fourth grant anniversary date	100.00%
Shares vested subsequent to reporting period	2,400,000
Aggregate intrinsic value of stock issued during the period	25,600,000	10,100,000	5,600,000
Aggregate grant date fair value of stock vested during the period	18,100,000	8,000,000	12,300,000
Unrecognized compensation cost	$ 40,500,000
Remaining weighted average recognized period (years)	2.8
Vesting period, years	4
Maximum [Member] | Deferred Stock And Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	25.00%
Minimum [Member] | Deferred Stock And Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vesting on each anniversary grant date	20.00%

Stock-Based Compensation (Schedule Of Deferred Stock And Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning balance (non-vested)	6,216,000	2,983,000	5,008,000
Shares, Granted	4,139,000	4,544,000	135,000
Shares, Vested	(1,992,000)	(879,000)	(1,792,000)
Shares, Forfeited	(1,334,000)	(432,000)	(368,000)
Shares, Ending balance (non-vested)	7,029,000	6,216,000	2,983,000
Weighted Average Grant Date Fair Values, Beginning balance (non-vested)	$ 7.25	$ 7.03	$ 7.02
Weighted Average Grant Date Fair Values, Granted	$ 9.63	$ 7.39	$ 5.64
Weighted Average Grant Date Fair Values, Vested	$ 7.67	$ 7.25	$ 6.46
Weighted Average Grant Date Fair Values, Forfeited	$ 7.95	$ 7.16	$ 7.71
Weighted Average Grant Date Fair Values, Ending balance (non-vested)	$ 8.38	$ 7.25	$ 7.03
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning balance (non-vested)	2,094,000	1,750,000	569,000
Shares, Granted	505,000	824,000	1,317,000
Shares, Vested	(653,000)	(480,000)	(104,000)
Shares, Forfeited			(32,000)
Shares, Ending balance (non-vested)	1,946,000	2,094,000	1,750,000
Weighted Average Grant Date Fair Values, Beginning balance (non-vested)	$ 4.45	$ 2.83	$ 6.25
Weighted Average Grant Date Fair Values, Granted	$ 9.67	$ 7.33	$ 1.76
Weighted Average Grant Date Fair Values, Vested	$ 4.33	$ 3.31	$ 7.34
Weighted Average Grant Date Fair Values, Forfeited			$ 5.27
Weighted Average Grant Date Fair Values, Ending balance (non-vested)	$ 5.89	$ 4.45	$ 2.83

Stock-Based Compensation (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Options, Beginning balance	7,175	8,550	12,977
Options, Exercised	(1,563)	(1,094)	(1,632)
Options, Terminated	(610)	(281)	(2,795)
Options, Ending balance	5,002	7,175	8,550
Options, Exercisable options	4,877
Weighted Average Exercise Prices, Beginning balance	$ 9.74	$ 9.38	$ 8.48
Weighted Average Exercise Prices, Exercised	$ 9	$ 6.82	$ 5.94
Weighted Average Exercise Prices, Terminated	$ 10.59	$ 10.2	$ 7.29
Weighted Average Exercise Prices, Ending balance	$ 9.87	$ 9.74	$ 9.38
Weighted Average Exercise Prices, Exercisable options	$ 10.01
Weighted Average Remaining Contractual Terms (Years), Outstanding	2.2
Weighted Average Remaining Contractual Terms (Years), Exercisable options	2.1
Aggregate Intrinsic Values, Outstanding	$ 1,310
Aggregate Intrinsic Values, Exercisable options	$ 983

Stock-Based Compensation (Schedule Of Outstanding Stock Options Exercisable) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 10.01
Outstanding stock options, Number Outstanding	4,877
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	2.1
Exercise Price $ 4.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 4.75
Outstanding stock options, Number Outstanding	500
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	6.7
Exercise Price $ 9.22 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 9.22
Outstanding stock options, Number Outstanding	1,177
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	1.4
Exercise Price $ 9.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 9.91
Outstanding stock options, Number Outstanding	948
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	0.4
Exercise Price $ 11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock options, Exercise Price	$ 11.31
Outstanding stock options, Number Outstanding	2,377
Outstanding stock options, Weighted Average Remaining Contractual Terms (Years)	2.4

Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Abstract]
Retirement plan matching contribution expense	$ 9.2	$ 2.9	$ 1.2

Discontinued Operations (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009 Woman's Center [Member]	Dec. 31, 2011 Woman's Center [Member]	Jul. 18, 2011 Gulf Coast Medical Center [Member]	Dec. 31, 2010 Gulf Coast Medical Center [Member]	Dec. 31, 2009 Gulf Coast Medical Center [Member]	Dec. 31, 2011 Gulf Coast Medical Center [Member]	Dec. 31, 2010 Riley Hospital [Member]	Dec. 31, 2011 Riley Hospital [Member]	Dec. 31, 2011 Franklin Regional Medical Center [Member]	Dec. 31, 2011 Upstate Carolina Medical Center [Member]	Dec. 31, 2011 St. Mary's Medical Center [Member]	May 31, 2011 Fishermen's Hospital [Member]	Dec. 31, 2011 Fishermen's Hospital [Member]	Dec. 31, 2011 Mercy's [Member]	Sep. 30, 2011 St. Mary's Medical Center And Riverside [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of licensed beds		10,330		172				189		140	70	125	25		25	293
Long-lived asset impairment charges	$ 8,400,000		$ 2,400,000			$ 8,400,000	$ 2,200,000
Goodwill impairment charges															3,600,000
Proceeds from sale of long-lived assets					3,400,000				24,000,000					1,500,000
Goodwill	3,614,000								5,900,000
Purchase price adjustment										300,000
Aggregate allocated purchase price for Mercy's facilities included in discontinued operations																	$ 12,400,000

Discontinued Operations (Schedule Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations [Abstract]
Net revenue before the provision for doubtful accounts																	$ 17,615	$ 76,845	$ 151,236
Provision for doubtful accounts																	(3,430)	(9,958)	(29,635)
Net revenue																	14,185	66,887	121,601
Salaries and benefits																	6,854	29,742	58,515
Depreciation and amortization																	1,624	6,600	10,291
Other operating expenses																	6,331	32,105	54,790
Long-lived asset and goodwill impairment charges																	3,614	8,410	4,550
(Gains) losses on sales of assets and related other, net (see Note 4)									12,100								(304)	12,113	(10,428)
Total operating expenses and other																	18,119	88,970	117,718
Income (loss) before income taxes																	(3,934)	(22,083)	3,883
Income tax benefit (expense)																	1,525	8,557	(1,245)
Income (loss) from discontinued operations	$ (1,227)	[1],[2]	$ 255	[1],[3]	$ (1,583)	[1],[4]	$ 146	[1]	$ (12,976)	[1],[5]	$ (126)	[1]	$ (355)	[1]	$ (69)	[1]	$ (2,409)	$ (13,526)	$ 2,638

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.

Discontinued Operations (Components Of Assets Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
Supplies, prepaid expenses and other assets	$ 569	$ 1,082
Property, plant and equipment, net, and other	13,992	6,688
Goodwill		3,614
Total assets of discontinued operations	$ 14,561	$ 11,384

Accumulated Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Beginning balance, Unrealized Gains (Losses) on Available-for-Sale Securities	$ 1,572,000	$ 1,351,000
Beginning balance, Interest Rate Swap Contract	(132,696,000)	(121,593,000)	(169,914,000)
Beginning Balance, Total Accumulated Other Comprehensive Income (Loss)	(131,124,000)	(120,242,000)	(169,914,000)
Unrealized gains (losses) on available for sale securities net of income taxes	(78,000)	1,614,000	1,351,000
Adjustments for net (gains) losses reclassified into net income, net of income taxes	(663,000)	(1,393,000)
Change in fair value of interest rate swap contract, net of income taxes	30,073,000	(11,103,000)	48,321,000
Reclassification adjustments for amortization of expense into net income, net of income taxes	6,352,000
Ending balance, Unrealized Gains (Losses) on Available-for-Sale Securities	831,000	1,572,000	1,351,000
Ending balance, Interest Rate Swap Contract	(96,271,000)	(132,696,000)	(121,593,000)
Ending Balance, Total Accumulated Other Comprehensive Income (Loss)	(95,440,000)	(131,124,000)	(120,242,000)
Accumulated Other Comprehensive Income Loss, tax	60,635,000	81,933,000	75,499,000	113,836,000
Unrealized gain (losses) on available-for-sale securities, tax	39,000	859,000	735,000
Change in fair value of interest rate swap contract, tax	17,662,000	6,543,000	37,602,000
Adjustments gains (Losses) reclassified into earnings from other comprehensive, tax	357,000	750,000
Reclassification adjustments for amortization of expense into net income, tax	4,032,000
Year End 2012 [Member]
Future amortization of accumulated other income (loss) attributable to interest rate swap agreement	79,000,000
Year End 2013 [Member]
Future amortization of accumulated other income (loss) attributable to interest rate swap agreement	70,300,000
Year End 2014 [Member]
Future amortization of accumulated other income (loss) attributable to interest rate swap agreement	$ 8,100,000

Recent Accounting Standards Updates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Recent Accounting Standards Updates [Abstract]
Impact of recent accounting adoption	$ 15.9	$ 15.4

Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 16, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 17, 2012
Loss Contingencies [Line Items]
Number of licensed beds		10,330
Standby letters of credit		$ 104.4			$ 54.1
Non-cancelable guarantees		73
Recorded liabilities		30.2	10.3
Discounted reserves for indemnity losses and loss expenses, net of amounts estimated to be recoverable under reinsurance policies		215.6	180.9
Discount rate used for malpractice claims		1.00%
Weighted average payment duration of malpractice claims, in years		3
Percentage reduction in the discount rate during the reporting period			0.50%
Increase in indemnity losses and loss expenses reserve			2.4
Undiscounted reserves for professional liability risks, net of amounts estimated to be recoverable under reinsurance policies		221.4	185.8
Estimated loss and loss expense payments for professional liability risks included in accrued expenses and other liabilities, current		40.4	53.4
Total professional liability risks expenses		66.3	68.6	60.5
The total number of days the plaintiff can file an amended complaint per court order	21
Plaintiffs claim for damages		40
Indemnity loss and related loss expense payments projected to be satisfied within, years		1
General Acute Care Hospital [Member]
Loss Contingencies [Line Items]
Number of licensed beds		250
Maximum [Member]
Loss Contingencies [Line Items]
Period over which the loan forgiven on a pro rata basis, in months		24
Maximum [Member] | Physician And Physician Group Guarantees [Member]
Loss Contingencies [Line Items]
Contractual measurement periods, years		two
Maximum [Member] | Walton Regional Medical Center [Member]
Loss Contingencies [Line Items]
Estimated remaining cost to build and equip a replacement hospital		25
Minimum [Member]
Loss Contingencies [Line Items]
Period over which the loan forgiven on a pro rata basis, in months		12
Minimum [Member] | Physician And Physician Group Guarantees [Member]
Loss Contingencies [Line Items]
Contractual measurement periods, years		one
Minimum [Member] | Walton Regional Medical Center [Member]
Loss Contingencies [Line Items]
Estimated remaining cost to build and equip a replacement hospital		$ 20

Quarterly Data (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Data [Line Items]
Net revenue after the provision for doubtful accounts	$ 1,388,647,000	[1],[2]	$ 1,219,622,000	[1],[3]	$ 1,224,566,000	[1],[4]	$ 1,254,760,000	[1]	$ 1,182,603,000	[1],[5]	$ 1,093,620,000	[1]	$ 1,082,195,000	[1]	$ 1,108,995,000	[1]	$ 5,087,595,000	$ 4,467,413,000	$ 3,982,467,000
Income from continuing operations	37,748,000	[1],[2]	49,704,000	[1],[3]	56,916,000	[1],[4]	61,966,000	[1]	46,212,000	[1],[5]	40,006,000	[1]	46,068,000	[1]	53,488,000	[1]	206,334,000	185,774,000	161,303,000
Income (loss) from discontinued operations	(1,227,000)	[1],[2]	255,000	[1],[3]	(1,583,000)	[1],[4]	146,000	[1]	(12,976,000)	[1],[5]	(126,000)	[1]	(355,000)	[1]	(69,000)	[1]	(2,409,000)	(13,526,000)	2,638,000
Consolidated net income	36,521,000	[1],[2]	49,959,000	[1],[3]	55,333,000	[1],[4]	62,112,000	[1]	33,236,000	[1],[5]	39,880,000	[1]	45,713,000	[1]	53,419,000	[1]	203,925,000	172,248,000	163,941,000
Net income attributable to Health Management Associates, Inc.	30,847,000	[1],[2]	43,728,000	[1],[3]	48,611,000	[1],[4]	55,524,000	[1]	28,179,000	[1],[5]	35,293,000	[1]	39,657,000	[1]	46,940,000	[1]	178,710,000	150,069,000	138,182,000
Continuing operations, Basic	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.2	[1],[4]	$ 0.22	[1]	$ 0.17	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.72	$ 0.66	$ 0.55
Discontinued operations, Basic					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income, Basic	$ 0.13	[1],[2]	$ 0.17	[1],[3]	$ 0.19	[1],[4]	$ 0.22	[1]	$ 0.12	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.61	$ 0.56
Continuing operations, Diluted	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.2	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.16	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.71	$ 0.65	$ 0.55
Discontinued operations, Diluted					$ (0.01)	[1],[4]			$ (0.05)	[1],[5]							$ (0.01)	$ (0.05)	$ 0.01
Net income, Diluted	$ 0.13	[1],[2],[6]	$ 0.17	[1],[3],[6]	$ 0.19	[1],[4],[6]	$ 0.22	[1],[6]	$ 0.11	[1],[5]	$ 0.14	[1]	$ 0.16	[1]	$ 0.19	[1]	$ 0.7	$ 0.6	$ 0.56
Basic	252,175	[1],[2]	252,157	[1],[3]	251,765	[1],[4]	250,038	[1]	248,600	[1],[5]	248,526	[1]	248,390	[1]	247,555	[1]	251,541	248,272	245,381
Diluted	256,032	[1],[2]	255,124	[1],[3]	255,235	[1],[4]	253,727	[1]	252,372	[1],[5]	250,972	[1]	251,198	[1]	249,867	[1]	255,037	251,106	246,965
Acquisitions and government investigations cost			9,300,000
Recognized benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs	38,200,000
Restructuring costs	12,900,000
Gain (loss) on sale of assets									(12,100,000)								304,000	(12,113,000)	10,428,000
Asset impairment charges									8,400,000
Deferred debt issuance costs written off	24,600,000																24,595,000		444,000
Accumulated other comprehensive income (loss) amortization and net fair value adjustment expense attributable to the Company's interest rate swap contract	16,400,000
Gulf Coast Medical Center [Member]
Quarterly Data [Line Items]
Gain (loss) on sale of assets																	600,000
Asset impairment charges																		8,400,000	2,200,000
Riley Hospital [Member]
Quarterly Data [Line Items]
Gain (loss) on sale of assets																		(12,100,000)
Fishermen's Hospital [Member]
Quarterly Data [Line Items]
Goodwill impairment charges																	$ 3,600,000

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.
[6]	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.

Subsequent Event (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Subsequent Event [Line Items]
Number of licensed beds	10,330
Integris Health, Inc. [Member]
Subsequent Event [Line Items]
Equity interest, possible percentage to be acquired in noncontrolling interest	20.00%
Estimated purchase price to acquire the entity	$ 60
INTEGRIS Health Inc. [Member]
Subsequent Event [Line Items]
Equity interest, ownership percentage by parent	80.00%
Blackwell Regional Hospital [Member]
Subsequent Event [Line Items]
Number of licensed beds	53
Clinton Regional Hospital [Member]
Subsequent Event [Line Items]
Number of licensed beds	64
Marshall County Medical Center [Member]
Subsequent Event [Line Items]
Number of licensed beds	25
Mayes County Medical Center [Member]
Subsequent Event [Line Items]
Number of licensed beds	52
Seminole Medical Center [Member]
Subsequent Event [Line Items]
Number of licensed beds	32

Supplemental Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement Of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenue before the provision for doubtful accounts																	$ 5,804,451	$ 5,092,166	$ 4,536,106
Provision for doubtful accounts																	(716,856)	(624,753)	(553,639)
Net revenue	1,388,647	[1],[2]	1,219,622	[1],[3]	1,224,566	[1],[4]	1,254,760	[1]	1,182,603	[1],[5]	1,093,620	[1]	1,082,195	[1]	1,108,995	[1]	5,087,595	4,467,413	3,982,467
Salaries and benefits																	2,302,844	2,016,967	1,779,440
Supplies																	776,598	703,426	637,663
Rent expense																	154,279	122,983	100,990
Other operating expenses																	1,067,980	892,465	788,051
Medicare and Medicaid HCIT incentive payments																	(39,982)
Depreciation and amortization																	267,900	241,873	234,883
Interest expense																	222,747	211,673	217,938
Gain on early extinguishment of debt, net																			(16,202)
Write-offs of deferred debt issuance costs and related other	24,600																24,595		444
Other																	(1,771)	(8,797)	(4,980)
Total expenses and other, net																	4,775,190	4,180,590	3,738,227
Income from continuing operations before income taxes																	312,405	286,823	244,240
Income tax (expense) benefit																	(106,071)	(101,049)	(82,937)
Income from continuing operations	37,748	[1],[2]	49,704	[1],[3]	56,916	[1],[4]	61,966	[1]	46,212	[1],[5]	40,006	[1]	46,068	[1]	53,488	[1]	206,334	185,774	161,303
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	(1,227)	[1],[2]	255	[1],[3]	(1,583)	[1],[4]	146	[1]	(12,976)	[1],[5]	(126)	[1]	(355)	[1]	(69)	[1]	(2,409)	(13,526)	2,638
Consolidated net income	36,521	[1],[2]	49,959	[1],[3]	55,333	[1],[4]	62,112	[1]	33,236	[1],[5]	39,880	[1]	45,713	[1]	53,419	[1]	203,925	172,248	163,941
Net income attributable to noncontrolling interests																	(25,215)	(22,179)	(25,759)
Net income attributable to Health Management Associates, Inc.	30,847	[1],[2]	43,728	[1],[3]	48,611	[1],[4]	55,524	[1]	28,179	[1],[5]	35,293	[1]	39,657	[1]	46,940	[1]	178,710	150,069	138,182
Parent Issuer [Member]
Equity in the earnings of consolidated subsidiaries																	(324,430)	(276,587)	(259,936)
Depreciation and amortization																	7,690	4,642	2,929
Interest expense																	210,375	204,723	211,065
Gain on early extinguishment of debt, net																			(16,202)
Write-offs of deferred debt issuance costs and related other																	14,015		444
Other																	(1,035)	(4,709)	(1,985)
Total expenses and other, net																	(93,385)	(71,931)	(63,685)
Income from continuing operations before income taxes																	93,385	71,931	63,685
Income tax (expense) benefit																	85,325	78,138	74,497
Income from continuing operations																	178,710	150,069	138,182
Consolidated net income																	178,710	150,069	138,182
Net income attributable to Health Management Associates, Inc.																	178,710	150,069	138,182
Guarantor Subsidiaries [Member]
Net revenue before the provision for doubtful accounts																	3,245,267	2,909,665	2,549,281
Provision for doubtful accounts																	(395,943)	(344,424)	(305,122)
Net revenue																	2,849,324	2,565,241	2,244,159
Salaries and benefits																	1,126,388	1,025,341	923,374
Supplies																	482,716	447,936	383,331
Rent expense																	76,644	61,463	49,298
Other operating expenses																	565,573	495,032	430,211
Medicare and Medicaid HCIT incentive payments																	(24,826)
Depreciation and amortization																	157,494	145,687	142,718
Interest expense																	4,032	3,952	4,598
Other																	1,204	(89)	(2,103)
Total expenses and other, net																	2,389,225	2,179,322	1,931,427
Income from continuing operations before income taxes																	460,099	385,919	312,732
Income tax (expense) benefit																	(169,770)	(147,191)	(117,357)
Income from continuing operations																	290,329	238,728	195,375
Consolidated net income																	290,329	238,728	195,375
Net income attributable to noncontrolling interests																	(424)	(421)	(3,578)
Net income attributable to Health Management Associates, Inc.																	289,905	238,307	191,797
Non-Guarantor Subsidiaries [Member]
Net revenue before the provision for doubtful accounts																	2,559,184	2,182,501	1,986,825
Provision for doubtful accounts																	(320,913)	(280,329)	(248,517)
Net revenue																	2,238,271	1,902,172	1,738,308
Salaries and benefits																	1,176,456	991,626	856,066
Supplies																	293,882	255,490	254,332
Rent expense																	77,635	61,520	51,692
Other operating expenses																	502,407	397,433	357,840
Medicare and Medicaid HCIT incentive payments																	(15,156)
Depreciation and amortization																	102,716	91,544	89,236
Interest expense																	8,340	2,998	2,275
Write-offs of deferred debt issuance costs and related other																	10,580
Other																	(1,940)	(3,999)	(892)
Total expenses and other, net																	2,154,920	1,796,612	1,610,549
Income from continuing operations before income taxes																	83,351	105,560	127,759
Income tax (expense) benefit																	(21,626)	(31,996)	(40,077)
Income from continuing operations																	61,725	73,564	87,682
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes																	(2,409)	(13,526)	2,638
Consolidated net income																	59,316	60,038	90,320
Net income attributable to noncontrolling interests																	(24,791)	(21,758)	(22,181)
Net income attributable to Health Management Associates, Inc.																	34,525	38,280	68,139
Eliminations [Member]
Equity in the earnings of consolidated subsidiaries																	324,430	276,587	259,936
Total expenses and other, net																	324,430	276,587	259,936
Income from continuing operations before income taxes																	(324,430)	(276,587)	(259,936)
Income from continuing operations																	(324,430)	(276,587)	(259,936)
Consolidated net income																	(324,430)	(276,587)	(259,936)
Net income attributable to Health Management Associates, Inc.																	$ (324,430)	$ (276,587)	$ (259,936)

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.

Supplemental Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated net income	$ 36,521	[1],[2]	$ 49,959	[1],[3]	$ 55,333	[1],[4]	$ 62,112	[1]	$ 33,236	[1],[5]	$ 39,880	[1]	$ 45,713	[1]	$ 53,419	[1]	$ 203,925	$ 172,248	$ 163,941
Components of other comprehensive income (loss) before income taxes attributable to: Interest rate swap contract
Changes in fair value																	47,735	(17,646)	85,923
Reclassification adjustments for amortization of expense into net income																	10,384
Available-for-sale securities
Unrealized gains (losses), net																	(117)	2,473	2,086
Adjustments for net (gains) losses reclassified into net income																	(1,020)	(2,143)
Other comprehensive income (loss) before income taxes																	56,982	(17,316)	88,009
Income tax (expense) benefit related to items of other comprehensive income (loss)																	(21,298)	6,434	(38,337)
Other comprehensive income (loss), net																	35,684	(10,882)	49,672
Total consolidated comprehensive income																	239,609	161,366	213,613
Total comprehensive income attributable to noncontrolling interests																	(25,215)	(22,179)	(25,759)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	214,394	139,187	187,854
Parent Issuer [Member]
Consolidated net income																	178,710	150,069	138,182
Components of other comprehensive income (loss) before income taxes attributable to: Interest rate swap contract
Changes in fair value																	47,735	(17,646)	85,923
Reclassification adjustments for amortization of expense into net income																	10,384
Available-for-sale securities
Unrealized gains (losses), net																		(159)	97
Adjustments for net (gains) losses reclassified into net income																	159	(97)
Other comprehensive income (loss) before income taxes																	58,278	(17,902)	86,020
Income tax (expense) benefit related to items of other comprehensive income (loss)																	(21,752)	6,639	(37,641)
Other comprehensive income (loss), net																	36,526	(11,263)	48,379
Total consolidated comprehensive income																	215,236	138,806	186,561
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	215,236	138,806	186,561
Guarantor Subsidiaries [Member]
Consolidated net income																	290,329	238,728	195,375
Available-for-sale securities
Total consolidated comprehensive income																	290,329	238,728	195,375
Total comprehensive income attributable to noncontrolling interests																	(424)	(421)	(3,578)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	289,905	238,307	191,797
Non-Guarantor Subsidiaries [Member]
Consolidated net income																	59,316	60,038	90,320
Available-for-sale securities
Unrealized gains (losses), net																	(117)	2,632	1,989
Adjustments for net (gains) losses reclassified into net income																	(1,179)	(2,046)
Other comprehensive income (loss) before income taxes																	(1,296)	586	1,989
Income tax (expense) benefit related to items of other comprehensive income (loss)																	454	(205)	(696)
Other comprehensive income (loss), net																	(842)	381	1,293
Total consolidated comprehensive income																	58,474	60,419	91,613
Total comprehensive income attributable to noncontrolling interests																	(24,791)	(21,758)	(22,181)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	33,683	38,661	69,432
Eliminations [Member]
Consolidated net income																	(324,430)	(276,587)	(259,936)
Available-for-sale securities
Total consolidated comprehensive income																	(324,430)	(276,587)	(259,936)
Total comprehensive income attributable to Health Management Associates, Inc. common stockholders																	$ (324,430)	$ (276,587)	$ (259,936)

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.

Supplemental Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 64,143	$ 101,812	$ 106,018	$ 143,614
Available-for-sale securities	122,277	57,327
Accounts receivable, net	903,517	759,131
Supplies, prepaid expenses and other assets	215,595	184,081
Prepaid and recoverable income taxes	61,756	44,961
Restricted funds	28,289	39,684
Assets of discontinued operations	14,561	11,384
Total current assets	1,410,138	1,198,380
Property. plant and equipment, net	3,263,172	2,662,947
Restricted funds	96,244	51,067
Goodwill	999,380	909,470	881,365
Deferred charges and other assets	235,255	88,221
Total assets	6,004,189	4,910,085
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	198,120	172,501
Accrued expenses and other current liabilities	469,729	321,332
Deferred income taxes	50,466	27,052
Current maturities of long-term debt and capital lease obligations	85,509	34,745
Total current liabilities	803,824	555,630
Deferred income taxes	234,080	157,177
Long-term debt and capital lease obligations, less current maturities	3,489,489	2,983,719
Other long-term liabilities	491,037	478,586
Total liabilities	5,018,430	4,175,112
Redeemable equity securities	200,643	201,487	182,473	48,868
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	769,141	520,895
Noncontrolling interests	15,975	12,591
Total stockholders' equity	785,116	533,486	361,620	285,811
Total liabilities and stockholders' equity	6,004,189	4,910,085
Parent Issuer [Member]
ASSETS
Cash and cash equivalents	28,586	51,734	56,758	97,425
Available-for-sale securities	81,654	23,139
Supplies, prepaid expenses and other assets	4,953	4,786
Prepaid and recoverable income taxes	61,756	44,961
Total current assets	176,949	124,620
Property. plant and equipment, net	89,419	46,974
Investments in consolidated subsidiaries	1,948,185	2,262,766
Deferred charges and other assets	81,265	30,532
Total assets	2,295,818	2,464,892
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	40,188	15,184
Accrued expenses and other current liabilities	113,262	8,472
Deferred income taxes	50,466	27,052
Current maturities of long-term debt and capital lease obligations	68,375	25,782
Total current liabilities	272,291	76,490
Deferred income taxes	234,080	157,177
Long-term debt and capital lease obligations, less current maturities	3,397,948	2,931,798
Intercompany balances	(2,503,302)	(1,486,548)
Other long-term liabilities	125,660	265,080
Total liabilities	1,526,677	1,943,997
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	769,141	520,895
Total stockholders' equity	769,141	520,895
Total liabilities and stockholders' equity	2,295,818	2,464,892
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	47,094	44,256	28,371	23,941
Accounts receivable, net	474,847	439,517
Supplies, prepaid expenses and other assets	115,193	108,691
Total current assets	637,134	592,464
Property. plant and equipment, net	1,729,632	1,668,778
Goodwill	568,182	557,192
Deferred charges and other assets	40,962	21,681
Total assets	2,975,910	2,840,115
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	84,870	99,986
Accrued expenses and other current liabilities	132,540	128,055
Current maturities of long-term debt and capital lease obligations	8,941	5,286
Total current liabilities	226,351	233,327
Long-term debt and capital lease obligations, less current maturities	30,819	16,782
Intercompany balances	(437,179)	(283,559)
Other long-term liabilities	53,997	25,607
Total liabilities	(126,012)	(7,843)
Redeemable equity securities	2,805	2,922
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	3,098,859	2,844,861
Noncontrolling interests	258	175
Total stockholders' equity	3,099,117	2,845,036
Total liabilities and stockholders' equity	2,975,910	2,840,115
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	(11,537)	5,822	20,889	22,248
Available-for-sale securities	40,623	34,188
Accounts receivable, net	428,670	319,614
Supplies, prepaid expenses and other assets	95,449	70,604
Restricted funds	28,289	39,684
Assets of discontinued operations	14,561	11,384
Total current assets	596,055	481,296
Property. plant and equipment, net	1,444,121	947,195
Restricted funds	96,244	51,067
Goodwill	431,198	352,278
Deferred charges and other assets	113,028	36,008
Total assets	2,680,646	1,867,844
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	73,062	57,331
Accrued expenses and other current liabilities	223,927	184,805
Current maturities of long-term debt and capital lease obligations	8,193	3,677
Total current liabilities	305,182	245,813
Long-term debt and capital lease obligations, less current maturities	60,722	35,139
Intercompany balances	2,940,481	1,770,107
Other long-term liabilities	311,380	187,899
Total liabilities	3,617,765	2,238,958
Redeemable equity securities	197,838	198,565
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	(1,150,674)	(582,095)
Noncontrolling interests	15,717	12,416
Total stockholders' equity	(1,134,957)	(569,679)
Total liabilities and stockholders' equity	2,680,646	1,867,844
Eliminations [Member]
ASSETS
Investments in consolidated subsidiaries	(1,948,185)	(2,262,766)
Total assets	(1,948,185)	(2,262,766)
Stockholders' equity:
Total Health Management Associates, Inc. stockholders' equity	(1,948,185)	(2,262,766)
Total stockholders' equity	(1,948,185)	(2,262,766)
Total liabilities and stockholders' equity	$ (1,948,185)	$ (2,262,766)

Supplemental Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash provided by (used in) continuing operating activities	$ 544,022	$ 434,691	$ 434,576
Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	(582,090)	(191,454)	(138,764)
Additions to property, plant and equipment	(302,046)	(209,108)	(198,878)
Proceeds from sales of assets and insurance recoveries	2,765	3,150	5,326
Proceeds from sales of discontinued operations	4,851	26,360
Purchases of available-for-sale securities	(1,385,580)	(921,724)	(86,527)
Proceeds from sales of available-for-sale securities	1,321,398	904,881	50,000
Decrease (increase) in restricted funds, net	(35,309)	(5,758)	11,590
Net cash used in continuing investing activities	(976,011)	(393,653)	(357,253)
Cash flows from financing activities:
Proceeds from long-term borrowings	3,356,970		38,000
Principal payments on debt and capital lease obligations	(2,869,380)	(40,147)	(127,073)
Payments of debt issuance costs	(75,149)
Repurchases of convertible debt securities in the open market			(67,714)
Proceeds from exercises of stock options	14,067	7,469	9,699
Cash received from noncontrolling shareholders		2,547	54,796
Cash payments to noncontrolling shareholders	(28,284)	(20,630)	(35,377)
Equity compensation excess income tax benefits	2,999	1,278	218
Net cash provided by (used in) continuing financing activities	401,223	(49,483)	(127,451)
Net increase (decrease) in cash and cash equivalents before discontinued operations	(30,766)	(8,445)	(50,128)
Net cash provided by (used in) discontinued operations	(6,903)	4,239	12,532
Net decrease in cash and cash equivalents	(37,669)	(4,206)	(37,596)
Cash and cash equivalents at the beginning of the year	101,812	106,018	143,614
Cash and cash equivalents at the end of the year	64,143	101,812	106,018
Parent Issuer [Member]
Net cash provided by (used in) continuing operating activities	7,521	(47,054)	(30,010)
Cash flows from investing activities:
Additions to property, plant and equipment	(50,047)	(38,396)	(4,648)
Purchases of available-for-sale securities	(1,331,462)	(883,293)	(86,527)
Proceeds from sales of available-for-sale securities	1,273,651	898,130	50,000
Net cash used in continuing investing activities	(107,858)	(23,559)	(41,175)
Cash flows from financing activities:
Proceeds from long-term borrowings	2,985,674		38,000
Principal payments on debt and capital lease obligations	(2,481,965)	(28,196)	(109,601)
Payments of debt issuance costs	(64,429)
Repurchases of convertible debt securities in the open market			(67,714)
Proceeds from exercises of stock options	14,067	7,469	9,699
Changes in intercompany balances, net	(379,157)	85,038	159,916
Equity compensation excess income tax benefits	2,999	1,278	218
Net cash provided by (used in) continuing financing activities	77,189	65,589	30,518
Net increase (decrease) in cash and cash equivalents before discontinued operations	(23,148)	(5,024)	(40,667)
Net decrease in cash and cash equivalents	(23,148)	(5,024)	(40,667)
Cash and cash equivalents at the beginning of the year	51,734	56,758	97,425
Cash and cash equivalents at the end of the year	28,586	51,734	56,758
Guarantor Subsidiaries [Member]
Net cash provided by (used in) continuing operating activities	384,900	323,083	303,065
Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	(3,714)	(151,878)	(138,195)
Additions to property, plant and equipment	(176,178)	(104,556)	(117,603)
Proceeds from sales of assets and insurance recoveries	2,495	405	5,326
Net cash used in continuing investing activities	(177,397)	(256,029)	(250,472)
Cash flows from financing activities:
Proceeds from long-term borrowings	328
Principal payments on debt and capital lease obligations	(9,087)	(7,492)	(10,567)
Cash received from noncontrolling shareholders			2,928
Cash payments to noncontrolling shareholders	(457)	(358)	(4,513)
Changes in intercompany balances, net	(195,449)	(43,319)	(36,011)
Net cash provided by (used in) continuing financing activities	(204,665)	(51,169)	(48,163)
Net increase (decrease) in cash and cash equivalents before discontinued operations	2,838	15,885	4,430
Net decrease in cash and cash equivalents	2,838	15,885	4,430
Cash and cash equivalents at the beginning of the year	44,256	28,371	23,941
Cash and cash equivalents at the end of the year	47,094	44,256	28,371
Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) continuing operating activities	151,601	158,662	161,521
Cash flows from investing activities:
Acquisitions of hospitals and other ancillary health care businesses	(578,376)	(39,576)	(569)
Additions to property, plant and equipment	(75,821)	(66,156)	(76,627)
Proceeds from sales of assets and insurance recoveries	270	2,745
Proceeds from sales of discontinued operations	4,851	26,360
Purchases of available-for-sale securities	(54,118)	(38,431)
Proceeds from sales of available-for-sale securities	47,747	6,751
Decrease (increase) in restricted funds, net	(35,309)	(5,758)	11,590
Net cash used in continuing investing activities	(690,756)	(114,065)	(65,606)
Cash flows from financing activities:
Proceeds from long-term borrowings	370,968
Principal payments on debt and capital lease obligations	(378,328)	(4,459)	(6,905)
Payments of debt issuance costs	(10,720)
Cash received from noncontrolling shareholders		2,547	51,868
Cash payments to noncontrolling shareholders	(27,827)	(20,272)	(30,864)
Changes in intercompany balances, net	574,606	(41,719)	(123,905)
Net cash provided by (used in) continuing financing activities	528,699	(63,903)	(109,806)
Net increase (decrease) in cash and cash equivalents before discontinued operations	(10,456)	(19,306)	(13,891)
Net cash provided by (used in) discontinued operations	(6,903)	4,239	12,532
Net decrease in cash and cash equivalents	(17,359)	(15,067)	(1,359)
Cash and cash equivalents at the beginning of the year	5,822	20,889	22,248
Cash and cash equivalents at the end of the year	$ (11,537)	$ 5,822	$ 20,889

Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation And Qualifying Accounts [Abstract]
Balances at Beginning of Period	$ 495,486	[1]	$ 455,705	[1]	$ 449,031	[1]
Acquisitions and Dispositions			291	[1]	(12,975)	[1]
Charged to Operations	746,450	[1],[2]	662,239	[1],[2]	606,812	[1],[2]
Deductions	(662,964)	[1],[3]	(622,749)	[1],[3]	(587,163)	[1],[3]
Balances at End of Period	$ 578,972	[1]	$ 495,486	[1]	$ 455,705	[1]

[1]	This table includes the activity of discontinued operations, as identified at Note 10 to the Consolidated Financial Statements in Item 8 of Part II.
[2]	Charges to operations include amounts related to provisions for doubtful accounts, before recoveries of accounts receivable that were previously written off.
[3]	Accounts receivable written off as uncollectible.